UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2021

*

This Form N-CSR pertains to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
October 31, 2021
MFS®  Corporate Bond Fund
MFB-SEM

MFS® Corporate Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March and a $1.1 trillion infrastructure bill in November, the U.S. Congress aims to approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
December 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	75.3%
High Yield Corporates	13.1%
Emerging Markets Bonds	3.9%
U.S. Treasury Securities	1.6%
Municipal Bonds	1.4%
Commercial Mortgage-Backed Securities	1.2%
Non-U.S. Government Bonds	0.3%
Collateralized Debt Obligations	0.3%
Asset-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	2.2%
AA	4.1%
A	21.8%
BBB	53.1%
BB	10.8%
B	3.4%
C (o)	0.0%
Not Rated	1.7%
Cash & Cash Equivalents	4.6%
Other	(1.7)%
Portfolio facts (i)
Average Duration (d)	7.9
Average Effective Maturity (m)	11.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
2

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2021 through October 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.75%	$1,000.00	$1,021.86	$3.82
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
B	Actual	1.50%	$1,000.00	$1,018.06	$7.63
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
C	Actual	1.50%	$1,000.00	$1,018.08	$7.63
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
I	Actual	0.50%	$1,000.00	$1,023.82	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R1	Actual	1.50%	$1,000.00	$1,018.74	$7.63
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
R2	Actual	1.00%	$1,000.00	$1,020.58	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R3	Actual	0.75%	$1,000.00	$1,021.86	$3.82
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
R4	Actual	0.50%	$1,000.00	$1,023.80	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R6	Actual	0.40%	$1,000.00	$1,024.31	$2.04
	Hypothetical (h)	0.40%	$1,000.00	$1,023.19	$2.04
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
5

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.7%
Aerospace & Defense – 1.9%
BAE Systems PLC, 3.4%, 4/15/2030 (n)	$17,185,000	$ 18,375,721
Boeing Co., 5.15%, 5/01/2030	33,111,000	38,625,749
Boeing Co., 3.75%, 2/01/2050	9,601,000	10,101,913
Raytheon Technologies Corp., 1.9%, 9/01/2031	8,393,000	8,106,292
TransDigm, Inc., 6.25%, 3/15/2026 (n)	20,921,000	21,836,294
TransDigm, Inc., 4.625%, 1/15/2029	17,645,000	17,534,719
		$114,580,688
Apparel Manufacturers – 0.2%
Tapestry, Inc., 4.125%, 7/15/2027	$11,811,000	$ 12,821,957
Asset-Backed & Securitized – 1.5%
ACREC Ltd., 2021-FL1, “A”, FLR, 1.235% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	$18,928,000	$ 18,928,000
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.687% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	464,497	511,018
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.272%, 7/15/2054 (i)	200,857,873	19,088,608
JPMorgan Chase Commercial Mortgage Securities Corp., 5.651%, 7/15/2042 (n)	631,783	518,848
KREF Ltd., 2018-FT1, “A”, FLR, 1.156% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	8,257,000	8,251,897
KREF Ltd., 2018-FT1, “AS”, FLR, 1.386% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	9,074,500	9,080,017
Lehman Brothers Commercial Conduit Mortgage Trust, 0.912%, 2/18/2030 (i)	74,894	4
PFP III, 2021-8, “A”, FLR, 1.088% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	16,748,000	16,660,040
PFP III, 2021-8, “AS”, FLR, 1.337% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	17,557,000	17,512,475
		$90,550,907
Automotive – 2.1%
Aptiv PLC, 5.4%, 3/15/2049	$8,394,000	$ 11,757,521
Hyundai Capital America, 3%, 2/10/2027 (n)	28,430,000	29,590,625
Hyundai Capital America, 1.8%, 1/10/2028 (n)	18,721,000	18,035,077
Hyundai Capital America, 2%, 6/15/2028 (n)	35,511,000	34,603,575
Hyundai Capital America, 6.375%, 4/08/2030 (n)	8,601,000	10,908,780
Lear Corp., 3.8%, 9/15/2027	4,765,000	5,204,313
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	$14,915,000	$ 15,805,103
		$125,904,994
Broadcasting – 1.8%
Discovery Communications LLC, 4%, 9/15/2055	$8,715,000	$ 9,253,484
Discovery, Inc., 4.125%, 5/15/2029	7,075,000	7,856,501
Discovery, Inc., 5.3%, 5/15/2049	9,152,000	11,668,769
Prosus N.V., 3.832%, 2/08/2051 (n)	15,426,000	13,995,553
Walt Disney Co., 3.5%, 5/13/2040	46,682,000	51,567,961
Walt Disney Co., 3.6%, 1/13/2051	16,836,000	19,230,287
		$113,572,555
Brokerage & Asset Managers – 2.6%
Banco BTG Pactual S.A. (Cayman Islands), 7.75% to 2/15/2024, FLR (CMT - 5yr. + 5.257%) to 2/15/2029 (n)	$8,868,000	$ 9,311,489
Brookfield Finance, Inc., 2.34%, 1/30/2032	32,834,000	32,000,290
Charles Schwab Corp., 1.95%, 12/01/2031	49,522,000	48,624,343
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	46,198,000	45,789,101
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	10,946,000	10,253,031
Intercontinental Exchange, Inc., 3%, 9/15/2060	11,809,000	11,472,963
		$157,451,217
Building – 0.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$ 20,416,912
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	24,180,382
		$44,597,294
Business Services – 4.5%
Equinix, Inc., 2.625%, 11/18/2024	$17,822,000	$ 18,512,254
Equinix, Inc., 2.5%, 5/15/2031	26,215,000	26,217,324
Equinix, Inc., 3%, 7/15/2050	25,475,000	24,876,862
Fiserv, Inc., 2.25%, 6/01/2027	20,183,000	20,523,710
Fiserv, Inc., 4.4%, 7/01/2049	13,643,000	16,474,582
Global Payments, Inc., 2.9%, 5/15/2030	23,779,000	24,263,345
IHS Markit Ltd., 4.75%, 2/15/2025 (n)	9,259,000	10,173,326
IHS Markit Ltd., 4%, 3/01/2026 (n)	6,085,000	6,605,693
IHS Markit Ltd., 4.25%, 5/01/2029	8,611,000	9,805,460
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	30,417,000	30,721,170
Mastercard, Inc., 3.85%, 3/26/2050	8,359,000	10,162,330
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	9,345,000	9,867,940
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	21,150,000	21,020,788
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	18,128,000	18,527,379
Visa, Inc., 4.15%, 12/14/2035	12,578,000	15,121,222
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047	$9,718,000	$ 11,429,761
		$274,303,146
Cable TV – 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$8,557,000	$ 8,709,999
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	8,551,000	8,591,446
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	11,627,000	15,101,158
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	31,409,000	38,077,278
Comcast Corp., 1.95%, 1/15/2031	8,200,000	8,002,652
Comcast Corp., 2.887%, 11/01/2051 (n)	25,068,000	24,384,667
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	9,137,000	9,536,744
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	8,869,000	9,567,434
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	22,359,000	22,259,279
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	7,688,924
		$151,919,581
Chemicals – 0.6%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$16,565,000	$ 16,399,516
RPM International, Inc., 4.55%, 3/01/2029	3,753,000	4,263,825
RPM International, Inc., 4.25%, 1/15/2048	1,900,000	2,169,111
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	14,872,957
		$37,705,409
Computer Software – 1.0%
Microsoft Corp., 3.45%, 8/08/2036	$9,522,000	$ 10,943,794
Microsoft Corp., 2.525%, 6/01/2050	15,025,000	14,778,303
Microsoft Corp., 2.921%, 3/17/2052	18,953,000	20,065,701
VeriSign, Inc., 4.75%, 7/15/2027	16,314,000	17,079,126
		$62,866,924
Computer Software - Systems – 2.0%
Apple, Inc., 2.05%, 9/11/2026 (f)	$31,675,000	$ 32,600,400
Apple, Inc., 1.7%, 8/05/2031	13,747,000	13,334,920
Apple, Inc., 4.5%, 2/23/2036	10,000,000	12,497,958
Apple, Inc., 3.85%, 8/04/2046	8,346,000	9,946,247
Apple, Inc., 2.7%, 8/05/2051	14,930,000	14,875,777
Commscope, Inc., 4.75%, 9/01/2029 (n)	37,885,000	37,172,762
		$120,428,064
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 2.0%
Carrier Global Corp., 2.722%, 2/15/2030	$25,847,000	$ 26,526,469
Carrier Global Corp., 3.377%, 4/05/2040	17,054,000	17,844,298
Otis Worldwide Corp., 2.565%, 2/15/2030	38,017,000	38,772,921
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	6,283,000	6,711,990
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	5,611,000	5,938,331
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	25,995,000	29,902,162
		$125,696,171
Consumer Products – 0.8%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$31,712,000	$ 32,942,426
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	16,079,000	17,107,048
		$50,049,474
Consumer Services – 0.6%
Booking Holdings, Inc., 3.6%, 6/01/2026	$18,768,000	$ 20,418,693
Booking Holdings, Inc., 3.55%, 3/15/2028	14,807,000	16,410,211
		$36,828,904
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$11,461,000	$ 12,383,140
Electronics – 2.3%
Broadcom, Inc., 4.3%, 11/15/2032	$26,036,000	$ 28,990,323
Broadcom, Inc., 3.469%, 4/15/2034 (n)	50,649,000	52,253,552
Broadcom, Inc., 3.187%, 11/15/2036 (n)	11,864,000	11,662,826
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	34,545,000	36,458,265
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)	10,126,000	9,986,768
		$139,351,734
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A., 5.375%, 6/26/2026	$8,381,000	$ 9,062,124
Ecopetrol S.A., 6.875%, 4/29/2030	12,572,000	14,520,660
Qatar Petroleum, 3.125%, 7/12/2041 (n)	22,244,000	22,448,467
		$46,031,251
Emerging Market Sovereign – 0.3%
United Mexican States, 2.659%, 5/24/2031	$16,125,000	$ 15,562,237
Energy - Independent – 0.6%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$17,217,000	$ 17,779,018
Hess Corp., 5.8%, 4/01/2047	13,418,000	17,918,275
		$35,697,293
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 1.6%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$15,509,000	$ 17,422,145
Cenovus Energy, Inc., 2.65%, 1/15/2032	17,560,000	17,125,710
Cenovus Energy, Inc., 6.75%, 11/15/2039	3,787,000	5,190,846
Cenovus Energy, Inc., 3.75%, 2/15/2052	4,132,000	4,181,172
Eni S.p.A., 4.75%, 9/12/2028 (n)	14,052,000	16,350,292
Eni S.p.A., 4.25%, 5/09/2029 (n)	12,206,000	13,833,473
Total Capital International S.A., 3.127%, 5/29/2050	25,158,000	26,402,414
		$100,506,052
Entertainment – 0.8%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$44,285,000	$ 42,956,450
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	9,296,000	8,807,960
		$51,764,410
Financial Institutions – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$29,033,000	$ 30,773,030
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	7,581,000	7,715,628
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	6,037,000	6,250,086
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	8,919,000	9,991,839
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,201,000	8,110,044
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	10,188,000	10,948,460
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	11,590,000	12,506,636
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	13,674,000	14,035,103
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	23,742,000	23,507,843
		$123,838,669
Food & Beverages – 4.4%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$16,906,000	$ 18,535,733
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	10,397,487
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	16,480,000	23,116,014
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	15,286,000	19,498,688
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	14,977,000	15,761,645
Aramark Services, Inc., 5%, 2/01/2028 (n)	15,117,000	15,457,133
Constellation Brands, Inc., 2.875%, 5/01/2030	4,163,000	4,308,254
Constellation Brands, Inc., 2.25%, 8/01/2031	21,758,000	21,284,683
Constellation Brands, Inc., 3.75%, 5/01/2050	5,973,000	6,624,772
Diageo Capital PLC, 2.375%, 10/24/2029	21,271,000	21,786,890
Diageo Capital PLC, 2%, 4/29/2030	21,083,000	20,934,948
JBS USA Lux S.A./JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	9,120,000	9,826,891
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	13,224,000	14,629,050
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	8,667,000	9,490,365
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	$8,667,000	$ 8,872,841
Lamb Weston Holdings, Inc., 4.375%, 1/31/2032 (n)	35,069,000	35,120,902
SYSCO Corp., 2.4%, 2/15/2030	4,205,000	4,257,565
SYSCO Corp., 4.45%, 3/15/2048	7,564,000	9,157,385
		$269,061,246
Gaming & Lodging – 2.4%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$ 28,564,782
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	17,700,000	18,894,396
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	16,374,000	15,974,638
Las Vegas Sands Corp., 3.9%, 8/08/2029	24,794,000	25,229,338
Marriott International, Inc., 3.75%, 10/01/2025	8,873,000	9,521,258
Marriott International, Inc., 4%, 4/15/2028	33,912,000	37,131,800
Marriott International, Inc., 2.85%, 4/15/2031	9,324,000	9,390,216
		$144,706,428
Insurance - Health – 0.7%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$2,474,000	$ 2,500,845
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	22,406,453
UnitedHealth Group, Inc., 3.5%, 8/15/2039	6,918,000	7,689,804
UnitedHealth Group, Inc., 3.25%, 5/15/2051	8,247,000	8,961,898
		$41,559,000
Insurance - Property & Casualty – 1.3%
Aon Corp., 3.75%, 5/02/2029	$25,796,000	$ 28,614,082
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	9,189,000	8,906,162
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	9,866,000	10,182,647
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	18,720,000	20,789,538
Willis North America, Inc., 2.95%, 9/15/2029	10,826,000	11,179,253
		$79,671,682
International Market Quasi-Sovereign – 0.3%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$19,995,000	$ 20,036,775
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$ 9,846,366
CNH Industrial Capital LLC, 1.875%, 1/15/2026	7,745,000	7,810,471
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	18,661,522
		$36,318,359
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 15.4%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$23,146,000	$ 22,308,933
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	20,603,278
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	27,543,025
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	16,920,712
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	8,102,004
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	23,725,000	23,823,711
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	35,373,000	34,070,911
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	42,029,000	44,501,580
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	12,534,000	13,187,749
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	24,424,000	25,201,860
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	12,447,000	12,150,826
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR + 3.73%) to 4/01/2031 (n)	19,521,000	21,596,720
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	6,056,000	6,165,987
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 6/09/2070 (n)	7,549,000	7,339,138
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	18,400,000	18,734,647
Goldman Sachs Group, Inc., 2.908%, 7/21/2042	32,653,000	32,577,155
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	42,077,000	41,255,043
HSBC Holdings PLC, 5.25%, 3/14/2044	11,033,000	14,271,423
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	9,604,793
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	38,148,071
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	20,398,721
JPMorgan Chase & Co., 3.964%, 11/15/2048	12,400,000	14,620,201
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	23,462,382
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	12,342,000	12,215,841
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	15,409,000	15,358,662
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,681,000	8,590,827
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR + 0.72%) to 12/10/2026	$39,037,000	$ 37,883,790
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	8,224,000	9,415,716
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	54,040,000	55,236,394
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	41,896,000	45,764,775
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	12,867,000	13,515,823
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	41,333,000	40,703,544
Royal Bank of Canada, 2.55%, 7/16/2024	29,154,000	30,369,652
Royal Bank of Canada, 2.3%, 11/03/2031	44,661,000	44,552,018
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	29,330,000	27,760,088
Toronto Dominion Bank, 1.25%, 9/10/2026	20,659,000	20,276,447
Toronto Dominion Bank, 2%, 9/10/2031	41,319,000	40,690,083
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	14,856,000	15,650,436
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	24,966,000	24,797,479
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	9,618,000	9,671,969
		$949,042,414
Medical & Health Technology & Services – 3.5%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$30,216,000	$ 30,800,876
Alcon, Inc., 3.8%, 9/23/2049 (n)	9,925,000	11,209,170
Becton, Dickinson and Co., 2.823%, 5/20/2030	29,179,000	30,351,551
Becton, Dickinson and Co., 4.685%, 12/15/2044	7,796,000	9,775,857
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	33,763,732
HCA, Inc., 5.25%, 6/15/2026	8,407,000	9,533,276
HCA, Inc., 5.875%, 2/01/2029	17,391,000	20,698,942
HCA, Inc., 3.5%, 9/01/2030	4,223,000	4,441,118
HCA, Inc., 5.125%, 6/15/2039	3,223,000	3,992,809
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	15,482,400
Thermo Fisher Scientific, Inc., 4.497%, 3/25/2030	20,000,000	23,542,882
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	24,337,000	24,436,669
		$218,029,282
Medical Equipment – 1.0%
Boston Scientific Corp., 3.75%, 3/01/2026	$10,442,000	$ 11,350,783
Boston Scientific Corp., 2.65%, 6/01/2030	9,471,000	9,711,222
Danaher Corp., 2.6%, 10/01/2050	34,142,000	33,273,955
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	2,119,131
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Teleflex, Inc., 4.25%, 6/01/2028 (n)	$7,259,000	$ 7,458,260
		$63,913,351
Metals & Mining – 2.5%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$11,184,000	$ 10,993,174
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	22,275,000	21,951,039
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	13,073,000	13,038,018
ArcelorMittal S.A., 4.25%, 7/16/2029	4,434,000	4,869,255
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	31,951,000	32,350,388
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	20,911,000	22,610,019
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	8,339,000	8,156,750
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	17,132,000	17,154,248
Novelis Corp., 4.75%, 1/30/2030 (n)	21,900,000	22,776,000
		$153,898,891
Midstream – 3.4%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$10,673,000	$ 11,451,343
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	12,994,000	13,086,907
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	12,994,000	13,165,001
Energy Transfer LP, 3.75%, 5/15/2030	8,604,000	9,170,413
Energy Transfer Operating Co., 5%, 5/15/2050	11,590,000	13,570,573
Enterprise Products Operating LLC, 4.2%, 1/31/2050	22,476,000	25,726,474
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	36,801,155	36,989,118
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	13,951,000	13,588,684
Plains All American Pipeline, 4.9%, 2/15/2045	8,649,000	9,609,538
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,441,000	9,266,707
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	17,430,000	18,186,133
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	15,345,808
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	14,918,960
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	5,013,000	5,712,172
		$209,787,831
Municipals – 1.4%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$30,815,000	$ 30,739,710
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 2.746%, 6/01/2034	9,830,000	9,907,220
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “B”, 3%, 6/01/2046	9,480,000	9,722,805
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	$29,000,000	$ 36,756,462
		$87,126,197
Natural Gas - Distribution – 1.4%
NiSource, Inc., 2.95%, 9/01/2029	$27,307,000	$ 28,428,945
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	12,188,764
Sempra Energy, 3.25%, 6/15/2027	42,879,000	45,680,465
		$86,298,174
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$ 5,717,791
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	15,485,805
		$21,203,596
Network & Telecom – 2.9%
AT&T, Inc., 2.75%, 6/01/2031	$59,214,000	$ 60,234,264
AT&T, Inc., 2.55%, 12/01/2033	21,405,000	20,787,854
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	15,021,018
AT&T, Inc., 3.55%, 9/15/2055	19,219,000	19,458,719
Verizon Communications, Inc., 2.1%, 3/22/2028	4,562,000	4,574,636
Verizon Communications, Inc., 3.15%, 3/22/2030	8,264,000	8,751,589
Verizon Communications, Inc., 4.812%, 3/15/2039	26,613,000	32,903,034
Verizon Communications, Inc., 3.4%, 3/22/2041	16,692,000	17,509,912
		$179,241,026
Oils – 0.3%
Puma International Financing S.A., 5%, 1/24/2026	$17,131,000	$ 17,196,098
Other Banks & Diversified Financials – 0.3%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$6,746,000	$ 7,347,214
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	11,682,000	11,658,636
		$19,005,850
Personal Computers & Peripherals – 1.2%
Equifax, Inc., 2.6%, 12/01/2024	$18,674,000	$ 19,443,474
Equifax, Inc., 3.1%, 5/15/2030	12,869,000	13,539,784
Equifax, Inc., 2.35%, 9/15/2031	41,669,000	40,872,105
		$73,855,363
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Apartment – 0.6%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$19,248,000	$ 18,951,987
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	19,147,000	19,698,470
		$38,650,457
Real Estate - Office – 0.9%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$22,660,000	$ 21,979,249
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	30,331,000	30,447,883
		$52,427,132
Real Estate - Other – 1.1%
EPR Properties, REIT, 3.6%, 11/15/2031	$12,888,000	$ 12,919,499
Lexington Realty Trust Co., 2.375%, 10/01/2031	21,603,000	20,787,240
Sun Communities, Inc., 2.7%, 7/15/2031	13,648,000	13,692,439
W.P. Carey, Inc., 2.45%, 2/01/2032	21,526,000	21,274,745
		$68,673,923
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$3,022,000	$ 3,376,231
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	10,857,000	12,000,071
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	16,854,000	16,496,352
Spirit Realty, LP, 4.45%, 9/15/2026	8,428,000	9,310,522
Spirit Realty, LP, 3.2%, 2/15/2031	10,444,000	10,813,675
STORE Capital Corp., 4.5%, 3/15/2028	3,380,000	3,789,850
STORE Capital Corp., 4.625%, 3/15/2029	5,070,000	5,711,373
		$61,498,074
Retailers – 2.1%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$9,114,000	$ 9,455,726
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	27,036,000	29,341,972
Home Depot, Inc., 3.3%, 4/15/2040	26,138,000	28,400,507
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	10,974,518
Kohl's Corp., 3.375%, 5/01/2031	31,677,000	32,159,279
MercadoLibre, Inc., 3.125%, 1/14/2031	21,974,000	20,739,061
		$131,071,063
Specialty Stores – 0.7%
Home Depot, Inc., 1.875%, 9/15/2031	$15,626,000	$ 15,260,451
Nordstrom, Inc., 4.25%, 8/01/2031	16,859,000	16,853,099
Nordstrom, Inc., 5%, 1/15/2044	8,239,000	8,156,610
		$40,270,160
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 4.6%
American Tower Corp., REIT, 3.6%, 1/15/2028	$21,944,000	$ 23,741,762
American Tower Corp., REIT, 3.8%, 8/15/2029	10,621,000	11,668,549
American Tower Corp., REIT, 2.95%, 1/15/2051	16,252,000	15,736,119
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	22,307,000	21,807,546
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	17,545,455
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	16,979,576
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	10,220,002
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	9,614,881
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	15,857,000	16,273,405
T-Mobile USA, Inc., 2.625%, 4/15/2026	17,214,000	17,474,448
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	9,849,480
T-Mobile USA, Inc., 2.05%, 2/15/2028	22,896,000	22,705,457
T-Mobile USA, Inc., 3%, 2/15/2041	35,140,000	33,812,778
T-Mobile USA, Inc., 4.5%, 4/15/2050	13,082,000	15,462,474
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	40,189,000	39,948,670
		$282,840,602
Telephone Services – 0.3%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$14,508,000	$ 15,658,428
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$ 6,674,716
Utilities - Electric Power – 6.6%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$5,432,000	$ 6,723,273
CenterPoint Energy, Inc., 2.65%, 6/01/2031	17,210,000	17,492,324
Dominion Energy, Inc., 2.25%, 8/15/2031	28,866,000	28,459,437
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	27,869,000	28,545,254
Duke Energy Corp., 3.3%, 6/15/2041	17,927,000	18,338,248
Duke Energy Corp., 3.75%, 9/01/2046	34,756,000	37,821,636
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	11,964,056
Evergy, Inc., 2.9%, 9/15/2029	30,865,000	32,170,172
FirstEnergy Corp., 4.4%, 7/15/2027	14,231,000	15,439,391
FirstEnergy Corp., 3.4%, 3/01/2050	29,978,000	29,738,176
Florida Power & Light Co., 2.85%, 4/01/2025	5,751,000	6,051,982
Florida Power & Light Co., 3.95%, 3/01/2048	8,281,000	10,158,393
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	17,377,000	17,761,415
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,958,000	7,366,435
Pacific Gas & Electric Co., 2.1%, 8/01/2027	13,953,000	13,539,113
Pacific Gas & Electric Co., 2.5%, 2/01/2031	29,660,000	28,330,735
Pacific Gas & Electric Co., 4.95%, 7/01/2050	8,629,000	9,550,765
Southern California Edison Co., 4.5%, 9/01/2040	7,827,000	9,022,065
Southern California Edison Co., 3.65%, 2/01/2050	22,387,000	24,140,754
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Southern California Edison Co., 2.95%, 2/01/2051	$8,238,000	$ 7,849,129
Southern Co., 3.7%, 4/30/2030	31,250,000	33,866,544
Virginia Electric & Power Co., 2.875%, 7/15/2029	11,354,000	11,946,586
		$406,275,883
Total Bonds (Identified Cost, $5,626,661,159)		$ 5,818,404,072
Investment Companies (h) – 5.1%
Money Market Funds – 5.1%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $312,832,375)	312,834,394	$ 312,834,394

Other Assets, Less Liabilities – 0.2%		14,756,200
Net Assets – 100.0%		$ 6,145,994,666

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $312,834,394 and $5,818,404,072, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,607,745,919, representing 26.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
18

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 10/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	335	$65,796,094	December – 2021	$123,505
U.S. Treasury Ultra Note 10 yr	Short	USD	4,595	666,418,594	December – 2021	13,172,327
						$13,295,832
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,433	$533,435,250	December – 2021	$(2,446,249)
U.S. Treasury Note 5 yr	Long	USD	1,380	168,015,000	December – 2021	(2,463,024)
						$(4,909,273)
At October 31, 2021, the fund had liquid securities with an aggregate value of $9,476,029 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
19

Financial Statements
Statement of Assets and Liabilities
At 10/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $5,626,661,159)	$5,818,404,072
Investments in affiliated issuers, at value (identified cost, $312,832,375)	312,834,394
Cash	574,450
Receivables for
Investments sold	4,098,708
Fund shares sold	10,092,660
Interest and dividends	46,482,043
Other assets	6,983
Total assets	$6,192,493,310
Liabilities
Payables for
Distributions	$698,075
Net daily variation margin on open futures contracts	415,359
Investments purchased	35,069,000
Fund shares reacquired	8,514,842
Payable to affiliates
Investment adviser	243,727
Administrative services fee	6,178
Shareholder servicing costs	1,246,664
Distribution and service fees	81,259
Payable for independent Trustees' compensation	1,626
Accrued expenses and other liabilities	221,914
Total liabilities	$46,498,644
Net assets	$6,145,994,666
Net assets consist of
Paid-in capital	$5,774,807,061
Total distributable earnings (loss)	371,187,605
Net assets	$6,145,994,666
Shares of beneficial interest outstanding	403,754,693
20

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,355,600,913	154,651,278	$15.23
Class B	9,204,262	605,486	15.20
Class C	86,025,433	5,665,949	15.18
Class I	1,485,641,749	97,634,864	15.22
Class R1	5,094,644	335,261	15.20
Class R2	24,907,055	1,634,955	15.23
Class R3	161,716,714	10,616,978	15.23
Class R4	73,467,977	4,821,671	15.24
Class R6	1,944,335,919	127,788,251	15.22

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.91 [100 / 95.75 x $15.23]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
21

Financial Statements
Statement of Operations
Six months ended 10/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$94,236,072
Other	145,015
Dividends from affiliated issuers	46,021
Total investment income	$94,427,108
Expenses
Management fee	$11,725,876
Distribution and service fees	3,791,956
Shareholder servicing costs	2,325,235
Administrative services fee	284,171
Independent Trustees' compensation	41,204
Custodian fee	121,417
Shareholder communications	184,330
Audit and tax fees	39,403
Legal fees	20,513
Miscellaneous	212,182
Total expenses	$18,746,287
Fees paid indirectly	(188)
Reduction of expenses by investment adviser and distributor	(407,682)
Net expenses	$18,338,417
Net investment income (loss)	$76,088,691
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$116,257,961
Futures contracts	(1,815,892)
Net realized gain (loss)	$114,442,069
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(49,437,288)
Futures contracts	(910,194)
Net unrealized gain (loss)	$(50,347,482)
Net realized and unrealized gain (loss)	$64,094,587
Change in net assets from operations	$140,183,278
See Notes to Financial Statements
22

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21
Change in net assets
From operations
Net investment income (loss)	$76,088,691	$150,980,849
Net realized gain (loss)	114,442,069	117,667,415
Net unrealized gain (loss)	(50,347,482)	(21,586,854)
Change in net assets from operations	$140,183,278	$247,061,410
Total distributions to shareholders	$(81,666,297)	$(213,247,208)
Change in net assets from fund share transactions	$(44,019,899)	$1,095,252,049
Total change in net assets	$14,497,082	$1,129,066,251
Net assets
At beginning of period	6,131,497,584	5,002,431,333
At end of period	$6,145,994,666	$6,131,497,584
See Notes to Financial Statements
23

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.52	$13.92	$13.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.42	$0.43	$0.41	$0.42(c)
Net realized and unrealized gain (loss)	0.15	0.37	0.96	0.41	(0.39)	(0.04)
Total from investment operations	$0.33	$0.74	$1.38	$0.84	$0.02	$0.38
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.39)	$(0.43)	$(0.43)	$(0.42)	$(0.45)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.19)	$(0.53)	$(0.43)	$(0.43)	$(0.42)	$(0.45)
Net asset value, end of period (x)	$15.23	$15.09	$14.88	$13.93	$13.52	$13.92
Total return (%) (r)(s)(t)(x)	2.19(n)	4.94	10.00	6.39	0.08	2.73(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.79	0.79	0.80	0.81(c)
Expenses after expense reductions (f)	0.75(a)	0.75	0.77	0.78	0.79	0.80(c)
Net investment income (loss)	2.28(a)	2.42	2.91	3.16	2.95	3.04(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$2,355,601	$2,328,936	$1,996,170	$1,654,534	$1,648,508	$1,597,201
See Notes to Financial Statements
24

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.06	$14.85	$13.90	$13.50	$13.89	$13.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.32	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.15	0.36	0.95	0.41	(0.39)	(0.05)
Total from investment operations	$0.27	$0.62	$1.27	$0.73	$(0.08)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.41)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$15.20	$15.06	$14.85	$13.90	$13.50	$13.89
Total return (%) (r)(s)(t)(x)	1.81(n)	4.17	9.20	5.53	(0.60)	1.96(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.54	1.54	1.55	1.56(c)
Expenses after expense reductions (f)	1.50(a)	1.50	1.53	1.53	1.54	1.55(c)
Net investment income (loss)	1.54(a)	1.70	2.18	2.41	2.20	2.30(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$9,204	$10,838	$21,384	$33,983	$47,698	$61,123
See Notes to Financial Statements
25

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.04	$14.84	$13.89	$13.48	$13.88	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.31	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.15	0.35	0.96	0.42	(0.40)	(0.04)
Total from investment operations	$0.27	$0.61	$1.27	$0.74	$(0.09)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.41)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$15.18	$15.04	$14.84	$13.89	$13.48	$13.88
Total return (%) (r)(s)(t)(x)	1.81(n)	4.10	9.21	5.61	(0.67)	2.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.51	1.54	1.54	1.55	1.56(c)
Expenses after expense reductions (f)	1.50(a)	1.50	1.53	1.53	1.54	1.56(c)
Net investment income (loss)	1.54(a)	1.68	2.16	2.41	2.20	2.30(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$86,025	$98,956	$143,988	$143,872	$182,315	$242,889
See Notes to Financial Statements
26

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.07	$14.87	$13.92	$13.51	$13.91	$13.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.46	$0.46	$0.45	$0.45(c)
Net realized and unrealized gain (loss)	0.16	0.36	0.96	0.42	(0.40)	(0.04)
Total from investment operations	$0.36	$0.77	$1.42	$0.88	$0.05	$0.41
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.43)	$(0.47)	$(0.47)	$(0.45)	$(0.48)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.57)	$(0.47)	$(0.47)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$15.22	$15.07	$14.87	$13.92	$13.51	$13.91
Total return (%) (r)(s)(t)(x)	2.38(n)	5.14	10.28	6.66	0.33	2.99(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.53	0.54	0.55	0.56(c)
Expenses after expense reductions (f)	0.50(a)	0.50	0.52	0.53	0.54	0.56(c)
Net investment income (loss)	2.53(a)	2.66	3.15	3.40	3.19	3.25(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$1,485,642	$1,573,250	$1,306,407	$1,021,313	$1,781,450	$2,005,193
See Notes to Financial Statements
27

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.05	$14.85	$13.90	$13.49	$13.89	$13.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.31	$0.32	$0.31	$0.32(c)
Net realized and unrealized gain (loss)	0.16	0.35	0.96	0.42	(0.40)	(0.04)
Total from investment operations	$0.28	$0.61	$1.27	$0.74	$(0.09)	$0.28
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.27)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.13)	$(0.41)	$(0.32)	$(0.33)	$(0.31)	$(0.34)
Net asset value, end of period (x)	$15.20	$15.05	$14.85	$13.90	$13.49	$13.89
Total return (%) (r)(s)(t)(x)	1.87(n)	4.10	9.20	5.60	(0.67)	2.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.51	1.54	1.54	1.55	1.56(c)
Expenses after expense reductions (f)	1.50(a)	1.50	1.53	1.53	1.54	1.56(c)
Net investment income (loss)	1.54(a)	1.68	2.16	2.41	2.20	2.30(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$5,095	$5,391	$5,970	$6,187	$6,101	$6,780
See Notes to Financial Statements
28

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.53	$13.92	$13.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.34	$0.39	$0.39	$0.38	$0.39(c)
Net realized and unrealized gain (loss)	0.15	0.36	0.95	0.41	(0.39)	(0.05)
Total from investment operations	$0.31	$0.70	$1.34	$0.80	$(0.01)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.35)	$(0.39)	$(0.40)	$(0.38)	$(0.41)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.17)	$(0.49)	$(0.39)	$(0.40)	$(0.38)	$(0.41)
Net asset value, end of period (x)	$15.23	$15.09	$14.88	$13.93	$13.53	$13.92
Total return (%) (r)(s)(t)(x)	2.06(n)	4.68	9.73	6.05	(0.09)	2.47(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.02	1.04	1.04	1.05	1.06(c)
Expenses after expense reductions (f)	1.00(a)	1.00	1.03	1.03	1.04	1.05(c)
Net investment income (loss)	2.04(a)	2.18	2.67	2.91	2.70	2.79(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$24,907	$28,348	$31,346	$38,593	$43,827	$49,948
See Notes to Financial Statements
29

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.09	$14.88	$13.93	$13.52	$13.92	$13.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.37	$0.42	$0.43	$0.41	$0.43(c)
Net realized and unrealized gain (loss)	0.15	0.37	0.96	0.41	(0.39)	(0.05)
Total from investment operations	$0.33	$0.74	$1.38	$0.84	$0.02	$0.38
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.39)	$(0.43)	$(0.43)	$(0.42)	$(0.45)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.19)	$(0.53)	$(0.43)	$(0.43)	$(0.42)	$(0.45)
Net asset value, end of period (x)	$15.23	$15.09	$14.88	$13.93	$13.52	$13.92
Total return (%) (r)(s)(t)(x)	2.19(n)	4.94	10.00	6.39	0.08	2.73(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.79	0.79	0.81	0.81(c)
Expenses after expense reductions (f)	0.75(a)	0.75	0.78	0.78	0.80	0.80(c)
Net investment income (loss)	2.28(a)	2.43	2.91	3.16	2.95	3.04(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$161,717	$162,465	$165,319	$163,142	$167,404	$61,292
See Notes to Financial Statements
30

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.09	$14.89	$13.93	$13.53	$13.93	$13.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.41	$0.46	$0.46	$0.45	$0.46(c)
Net realized and unrealized gain (loss)	0.16	0.36	0.97	0.41	(0.40)	(0.04)
Total from investment operations	$0.36	$0.77	$1.43	$0.87	$0.05	$0.42
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.43)	$(0.47)	$(0.47)	$(0.45)	$(0.48)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.21)	$(0.57)	$(0.47)	$(0.47)	$(0.45)	$(0.48)
Net asset value, end of period (x)	$15.24	$15.09	$14.89	$13.93	$13.53	$13.93
Total return (%) (r)(s)(t)(x)	2.38(n)	5.13	10.35	6.57	0.33	3.06(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.53	0.54	0.55	0.56(c)
Expenses after expense reductions (f)	0.50(a)	0.50	0.52	0.53	0.54	0.56(c)
Net investment income (loss)	2.53(a)	2.67	3.17	3.41	3.19	3.29(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$73,468	$73,890	$63,775	$75,519	$74,027	$169,661
See Notes to Financial Statements
31

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$15.07	$14.87	$13.92	$13.51	$13.91	$13.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.42	$0.47	$0.47	$0.46	$0.47(c)
Net realized and unrealized gain (loss)	0.17	0.36	0.96	0.42	(0.39)	(0.04)
Total from investment operations	$0.37	$0.78	$1.43	$0.89	$0.07	$0.43
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.44)	$(0.48)	$(0.48)	$(0.47)	$(0.50)
From net realized gain	—	(0.14)	—	—	—	—
Total distributions declared to shareholders	$(0.22)	$(0.58)	$(0.48)	$(0.48)	$(0.47)	$(0.50)
Net asset value, end of period (x)	$15.22	$15.07	$14.87	$13.92	$13.51	$13.91
Total return (%) (r)(s)(t)(x)	2.43(n)	5.23	10.38	6.76	0.43	3.09(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.41(a)	0.42	0.44	0.44	0.45	0.46(c)
Expenses after expense reductions (f)	0.40(a)	0.41	0.43	0.43	0.44	0.45(c)
Net investment income (loss)	2.63(a)	2.76	3.25	3.51	3.27	3.39(c)
Portfolio turnover	30(n)	37	36	38	38	28
Net assets at end of period (000 omitted)	$1,944,336	$1,849,423	$1,268,071	$1,034,161	$1,043,950	$58,575

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
32

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Corporate Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified
33

Notes to Financial Statements (unaudited) - continued
contracts as a continuation of the existing contracts. While still evaluating the impact to the fund of the June 30, 2023 discontinuation of the more commonly used U.S. dollar LIBOR settings, management has concluded that the December 31, 2021 planned cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings will not have a material impact on the fund.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services
34

Notes to Financial Statements (unaudited) - continued
or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Non - U.S. Sovereign Debt	$—	$81,630,263	$—	$81,630,263
Municipal Bonds	—	87,126,197	—	87,126,197
U.S. Corporate Bonds	—	4,129,591,290	—	4,129,591,290
Commercial Mortgage-Backed Securities	—	72,707,975	—	72,707,975
Asset-Backed Securities (including CDOs)	—	17,842,932	—	17,842,932
Foreign Bonds	—	1,429,505,415	—	1,429,505,415
Mutual Funds	312,834,394	—	—	312,834,394
Total	$312,834,394	$5,818,404,072	$—	$6,131,238,466
Other Financial Instruments
Futures Contracts – Assets	$13,295,832	$—	$—	$13,295,832
Futures Contracts – Liabilities	(4,909,273)	—	—	(4,909,273)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate
35

Notes to Financial Statements (unaudited) - continued
losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$13,295,832	$(4,909,273)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(1,815,892)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(910,194)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
36

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
37

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
38

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$168,243,271
Long-term capital gains	45,003,937
Total distributions	$213,247,208
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/21
Cost of investments	$5,947,948,566
Gross appreciation	232,760,835
Gross depreciation	(49,470,935)
Net unrealized appreciation (depreciation)	$ 183,289,900
As of 4/30/21
Undistributed ordinary income	23,137,879
Undistributed long-term capital gain	66,991,550
Other temporary differences	(13,440,122)
Net unrealized appreciation (depreciation)	235,981,317
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/21	Year ended 4/30/21
Class A	$29,296,487	$78,125,541
Class B	87,484	393,206
Class C	804,679	3,564,955
Class I	21,030,197	60,865,875
Class R1	46,501	154,863
Class R2	287,719	1,039,164
Class R3	2,029,098	5,722,108
Class R4	1,014,725	2,622,912
Class R6	27,069,407	60,758,584
Total	$81,666,297	$213,247,208
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Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1.1 billion	0.39%
In excess of $1.1 billion and up to $5 billion	0.38%
In excess of $5 billion and up to $10 billion	0.35%
In excess of $10 billion	0.34%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2021, this management fee reduction amounted to $406,046, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $47,498 for the six months ended October 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,974,980
Class B	0.75%	0.25%	1.00%	1.00%	50,868
Class C	0.75%	0.25%	1.00%	1.00%	468,030
Class R1	0.75%	0.25%	1.00%	1.00%	27,044
Class R2	0.25%	0.25%	0.50%	0.50%	64,985
Class R3	—	0.25%	0.25%	0.25%	206,049
Total Distribution and Service Fees					$3,791,956
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for
40

Notes to Financial Statements (unaudited) - continued
accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2021, this rebate amounted to $1,585, $6, $36, and $9 for Class A, Class B, Class R2, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2021, were as follows:
Amount
Class A	$38,266
Class B	3,448
Class C	3,306
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2021, the fee was $173,929, which equated to 0.0056% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,151,306.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.0091% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $324 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended October 31, 2021. The liability
41

Notes to Financial Statements (unaudited) - continued
for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $1,626 at October 31, 2021, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended October 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$71,592,232
Non-U.S. Government securities	1,785,809,606	1,732,338,654
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	10,504,185	$160,862,905	43,635,190	$676,214,608
Class B	16,297	249,209	53,975	834,669
Class C	268,317	4,093,885	1,942,767	29,996,702
Class I	12,810,317	195,791,633	56,393,302	871,029,240
Class R1	19,248	294,381	122,243	1,873,848
Class R2	153,445	2,351,073	584,800	9,068,152
Class R3	878,463	13,450,733	3,050,546	47,134,025
Class R4	234,923	3,605,664	1,537,990	23,740,531
Class R6	16,296,637	249,155,165	51,795,171	800,773,987
	41,181,832	$629,854,648	159,115,984	$2,460,665,762
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Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,855,477	$28,432,656	4,868,319	$75,561,883
Class B	5,194	79,414	23,795	369,008
Class C	50,411	770,020	219,493	3,404,089
Class I	1,183,137	18,111,517	3,298,557	51,159,061
Class R1	3,038	46,456	9,985	154,844
Class R2	18,419	282,307	66,292	1,030,269
Class R3	132,246	2,026,516	368,554	5,720,729
Class R4	66,062	1,012,862	163,351	2,535,179
Class R6	1,725,749	26,418,737	3,816,106	59,121,160
	5,039,733	$77,180,485	12,834,452	$199,056,222
Shares reacquired
Class A	(12,070,483)	$(184,591,447)	(28,272,184)	$(435,990,316)
Class B	(135,781)	(2,074,938)	(797,744)	(12,276,487)
Class C	(1,232,456)	(18,793,054)	(5,287,949)	(82,127,856)
Class I	(20,738,296)	(317,241,480)	(43,179,168)	(663,776,460)
Class R1	(45,186)	(689,715)	(176,156)	(2,712,449)
Class R2	(415,543)	(6,317,486)	(878,407)	(13,607,375)
Class R3	(1,161,734)	(17,810,018)	(3,759,359)	(58,152,935)
Class R4	(375,100)	(5,749,082)	(1,089,364)	(16,754,215)
Class R6	(12,946,850)	(197,787,812)	(18,193,954)	(279,071,842)
	(49,121,429)	$(751,055,032)	(101,634,285)	$(1,564,469,935)
Net change
Class A	289,179	$4,704,114	20,231,325	$315,786,175
Class B	(114,290)	(1,746,315)	(719,974)	(11,072,810)
Class C	(913,728)	(13,929,149)	(3,125,689)	(48,727,065)
Class I	(6,744,842)	(103,338,330)	16,512,691	258,411,841
Class R1	(22,900)	(348,878)	(43,928)	(683,757)
Class R2	(243,679)	(3,684,106)	(227,315)	(3,508,954)
Class R3	(151,025)	(2,332,769)	(340,259)	(5,298,181)
Class R4	(74,115)	(1,130,556)	611,977	9,521,495
Class R6	5,075,536	77,786,090	37,417,323	580,823,305
	(2,899,864)	$(44,019,899)	70,316,151	$1,095,252,049
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
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Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2021, the fund’s commitment fee and interest expense were $12,313 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$307,169,809	$987,904,747	$982,240,162	$—	$—	$312,834,394

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$46,021	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
44

Board Review of Investment Advisory Agreement
MFS Corporate Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
45

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
46

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.1 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services
47

Board Review of Investment Advisory Agreement - continued
MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
48

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
49

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2021
MFS®  Limited Maturity Fund
MQL-SEM

MFS® Limited Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March and a $1.1 trillion infrastructure bill in November, the U.S. Congress aims to approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
December 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	48.0%
U.S. Treasury Securities	28.9%
Commercial Mortgage-Backed Securities	7.0%
Collateralized Debt Obligations	6.9%
Asset-Backed Securities	2.7%
Municipal Bonds	2.4%
Emerging Markets Bonds	2.0%
High Yield Corporates	1.2%
Residential Mortgage-Backed Securities	0.6%
Mortgage-Backed Securities	0.6%
Composition including fixed income credit quality (a)(i)
AAA	8.3%
AA	9.7%
A	21.2%
BBB	30.3%
BB	1.2%
B (o)	0.0%
CCC (o)	0.0%
CC	0.1%
D (o)	0.0%
U.S. Government	26.8%
Federal Agencies	0.6%
Not Rated	2.1%
Cash & Cash Equivalents	1.8%
Other	(2.1)%
Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	2.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been
2

Portfolio Composition - continued
rated by any rating agency. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2021 through October 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.57%	$1,000.00	$998.82	$2.87
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
B	Actual	1.32%	$1,000.00	$995.07	$6.64
	Hypothetical (h)	1.32%	$1,000.00	$1,018.55	$6.72
C	Actual	1.42%	$1,000.00	$994.58	$7.14
	Hypothetical (h)	1.42%	$1,000.00	$1,018.05	$7.22
I	Actual	0.42%	$1,000.00	$999.55	$2.12
	Hypothetical (h)	0.42%	$1,000.00	$1,023.09	$2.14
R1	Actual	1.42%	$1,000.00	$994.58	$7.14
	Hypothetical (h)	1.42%	$1,000.00	$1,018.05	$7.22
R2	Actual	0.82%	$1,000.00	$995.94	$4.13
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
R3	Actual	0.67%	$1,000.00	$998.34	$3.37
	Hypothetical (h)	0.67%	$1,000.00	$1,021.83	$3.41
R4	Actual	0.41%	$1,000.00	$999.60	$2.07
	Hypothetical (h)	0.41%	$1,000.00	$1,023.14	$2.09
R6	Actual	0.35%	$1,000.00	$999.89	$1.76
	Hypothetical (h)	0.35%	$1,000.00	$1,023.44	$1.79
529A	Actual	0.60%	$1,000.00	$998.15	$3.02
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
529B	Actual	1.35%	$1,000.00	$994.39	$6.79
	Hypothetical (h)	1.35%	$1,000.00	$1,018.40	$6.87
529C	Actual	1.46%	$1,000.00	$994.34	$7.34
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A and Class 529B shares, this rebate reduced the expense ratios above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.
5

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 0.9%
Boeing Co., 1.167%, 2/04/2023	$6,459,000	$ 6,466,253
Boeing Co., 1.433%, 2/04/2024	13,868,000	13,872,614
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,464,000	6,950,922
Raytheon Technologies Corp., 3.65%, 8/16/2023	362,000	379,917
		$27,669,706
Asset-Backed & Securitized – 17.3%
ACREC 2021-FL1 Ltd., “AS”, FLR, 1.585% (LIBOR - 1mo. + 1.5%), 10/16/2036 (i)(n)	$5,944,500	$ 5,946,311
ACREC 2021-FL1 Ltd., “B”, FLR, 1.885% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	4,613,500	4,613,483
ACREC 2021-FL1 Ltd., “C”, FLR, 2.235% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	5,972,500	5,978,101
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.73% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	779,166
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	2,663,000	2,694,555
Arbor Realty Trust, Inc., CLO, 2019-FL1, “A”, FLR, 1.24% (LIBOR - 1mo. + 1.15%), 5/15/2037 (n)	7,374,000	7,376,116
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 1.59% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	1,833,000	1,833,565
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.09% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	752,000	752,000
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 1.69% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	3,008,500	3,006,680
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.94% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,746,500	1,742,591
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.185% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	7,643,307	7,638,430
AREIT CRE Trust, 2019-CRE3, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	2,301,000	2,298,227
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.715% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	1,136,500	1,132,386
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	940,000	935,459
ARI Fleet Lease Trust, 2020-A, “A3”, 1.8%, 8/15/2028 (n)	1,517,000	1,535,253
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 2.474% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	3,170,221	3,173,787
Avis Budget Rental Car Funding LLC, 2019-1A, “A”, 3.45%, 3/20/2023 (n)	7,841,667	7,896,793
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 1.731% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	$4,282,847	$ 4,264,274
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 2.031% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,804,958
Bancorp Commercial Mortgage Trust, 2018-CRE3, “B”, FLR, 1.64% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	2,068,402	2,062,977
Bancorp Commercial Mortgage Trust, 2019-CRE5, “B”, FLR, 1.59% (LIBOR - 1mo. + 1.5%), 3/15/2036 (n)	2,334,262	2,333,202
Bancorp Commercial Mortgage Trust, 2019-CRE6, “AS”, FLR, 1.464% (LIBOR - 1mo. + 1.3%), 9/15/2036 (n)	5,167,826	5,164,859
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	6,510,236	6,502,904
Bank, 2021-BN35, “XA”, 1.054%, 6/15/2064 (i)	32,116,217	2,567,871
Barclays Commercial Mortgage Securities LLC, 2021-C11, “XA”, 1.393%, 9/15/2054 (i)	39,520,610	4,083,661
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.764%, 12/15/2051 (i)(n)	63,623,107	2,986,920
Bayview Commercial Asset Trust, FLR, 0.554% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	265,988	256,199
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.687% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	222,420	244,695
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.309%, 7/15/2054 (i)	36,584,989	3,551,173
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.64%, 2/15/2054 (i)	55,561,125	6,666,768
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.277%, 2/15/2054 (i)	60,641,199	5,531,138
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.155%, 3/15/2054 (i)	38,543,192	3,199,093
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.272%, 7/15/2054 (i)	71,729,187	6,816,812
Benchmark Mortgage Trust, 2021-B28, “XA”, 1.293%, 8/15/2054 (i)	53,845,956	5,198,897
Benchmark Mortgage Trust, 2021-B29, “XA”, 1.05%, 9/15/2054 (i)(n)	78,727,275	5,958,167
BPCRE Holder LLC, 2021-FL1, “C”, FLR, 1.986% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	1,393,000	1,392,169
BPCRE Holder LLC, FLR, 1.635% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	5,128,500	5,125,397
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 1.565% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	4,140,000	4,140,000
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 1.885% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	3,130,500	3,130,509
BSPDF 2021-FL1 Issuer Ltd., “C”, FLR, 2.335% (LIBOR - 1mo. + 2.25%), 10/15/2036 (n)	8,000,000	8,000,000
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT Issuer Ltd., 2018-FL4, “A”, FLR, 2.19% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	$5,552,000	$ 5,542,278
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.09% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,000,000	2,985,636
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.14% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	2,447,500	2,447,500
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,678,979	1,687,934
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	2,145,464	2,153,264
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	385,772	387,330
BXMT Ltd., 2020-FL2, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	5,795,500	5,775,471
BXMT Ltd., 2020-FL2, “A”, FLR, 1.064% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	9,075,500	9,058,483
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.386% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	12,062,500	12,063,245
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,204,957	2,234,622
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 1.45%, 1/25/2037 (d)(q)	1,807,732	789,346
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 2.03%, 3/25/2037 (d)(q)	2,416,556	1,252,756
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.278%, 5/10/2050 (i)	43,195,288	2,147,398
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	1,625,234	1,625,190
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	517,931	520,899
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.645%, 11/15/2062 (i)	34,935,438	1,637,913
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.336%, 2/15/2054 (i)	53,324,336	5,302,940
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.784%, 4/15/2054 (i)	48,980,352	2,841,164
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.979%, 6/15/2063 (i)	55,957,110	4,200,840
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	3,258,000	3,250,090
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	2,192,000	2,186,428
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	1,037,000	1,028,123
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	1,499,000	1,487,812
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	$916,000	$ 909,698
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	1,778,000	1,773,720
Cutwater Ltd., 2014-1A, “A2R”, FLR, 1.824% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	2,623,963	2,623,997
Cutwater Ltd., 2015-1A, “AR”, FLR, 1.343% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	4,170,767	4,170,834
Dell Equipment Finance Trust, 2020-1, “A2”, 2.26%, 6/22/2022 (n)	1,038,186	1,042,112
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 1.722% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	9,054,010	9,056,020
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	6,391,865	6,439,467
Exeter Automobile Receivables Trust, 2020-1, 2.26%, 4/15/2024 (n)	562,613	563,806
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,990,000	2,011,612
Flagship CLO, 2014-8A, “BRR”, FLR, 1.522% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	1,939,318	1,940,943
General Motors, 2019-1, “B”, 2.86%, 4/15/2024 (n)	4,100,000	4,148,176
General Motors, 2019-1, “C”, 3.06%, 4/15/2024 (n)	3,153,000	3,191,341
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	553,667	555,391
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	4,655,544	4,627,138
GM Financial Automobile Leasing Trust, 2020-1, “B”, 1.84%, 12/20/2023	2,495,000	2,519,706
GM Financial Automobile Leasing Trust, 2020-1, “C”, 2.04%, 12/20/2023	1,830,000	1,849,616
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.206% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	445,078	445,078
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	909,902	910,180
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	606,526	616,276
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.027%, 5/10/2050 (i)	39,625,299	2,003,641
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.111%, 8/10/2050 (i)	38,220,847	1,861,241
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.131%, 5/12/2053 (i)	39,205,435	3,264,786
IMPAC CMB Trust, FLR, 0.829% (LIBOR - 1mo. + 0.74%), 11/25/2034	55,791	56,679
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
IMPAC CMB Trust, FLR, 1.009% (LIBOR - 1mo. + 0.92%), 11/25/2034	$58,727	$ 60,198
IMPAC Secured Assets Corp., FLR, 0.789% (LIBOR - 1mo. + 0.35%), 5/25/2036	68,951	69,555
Interstar Millennium Trust, FLR, 0.516% (LIBOR - 3mo. + 0.4%), 3/14/2036	38,320	37,303
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 1.036% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,497,498	3,497,498
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.936% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	2,090,576	2,088,036
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.99% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	11,564,406	11,569,831
JPMorgan Chase Commercial Mortgage Securities Corp., 1.039%, 9/15/2050 (i)	43,682,212	1,912,420
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.59% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,578,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.64% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,850,202
LoanCore Ltd., 2019-CRE3, “A”, FLR, 1.14% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	2,130,657	2,125,465
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.46% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	6,631,200	6,627,215
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	8,481,500	8,484,111
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.09% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	3,588,000	3,587,997
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.623% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,836,435
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 1.322% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	9,726,000	9,721,118
Merrill Lynch Mortgage Investors, Inc., 4.004%, 2/25/2037 (a)(d)	1,708,187	306,361
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	13,063,500	13,055,488
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	3,716,500	3,715,355
MF1 Ltd., 2020-FL3, “B”, FLR, 3.914% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	923,500	937,050
MF1 Ltd., 2020-FL3, “C”, FLR, 4.664% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	1,318,500	1,344,310
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.914% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	10,472,500	10,575,113
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	3,418,829	3,445,494
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.266%, 5/15/2050 (i)	$36,152,158	$ 1,938,063
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.343%, 6/15/2050 (i)	17,112,669	925,492
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.854%, 12/15/2051 (i)	53,789,989	2,743,515
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.301%, 5/15/2054 (i)	45,444,553	4,263,463
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.239%, 6/15/2054 (i)	43,713,568	3,729,021
Multi-Family Housing Mortgage, MF1-2021, “B”, FLR, 1.735% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	10,716,294	10,715,438
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.039% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	1,742,000	1,750,243
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 1.439% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	1,603,000	1,612,618
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.239% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	1,324,000	1,336,691
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	3,908,000	3,967,239
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.878% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	8,692,908	8,692,891
Oaktree CLO Ltd., 2019-1A, “CR”, FLR, 2.478% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	7,442,908	7,442,886
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	7,992,153	8,226,325
Ownit Mortgage Loan Asset-Backed Certificates, 3.018%, 10/25/2035	1,144,797	812,995
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.481% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,000,000	12,939,446
PFP III Ltd., 2021-7, “B”, FLR, 1.485% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,004,350	2,991,419
PFP III Ltd., 2021-7, “C”, FLR, 1.736% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	955,952	951,250
PFP III Ltd., 2021-8, “B”, FLR, 1.587% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	3,244,500	3,242,524
Progress Residential Trust, 2021-SFR1, “B”, 1.303%, 4/17/2038 (n)	1,210,000	1,175,709
Progress Residential Trust, 2021-SFR1, “C”, 1.555%, 4/17/2038 (n)	908,000	888,032
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	573,918	580,838
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	$735,270	$ 745,414
Shackleton CLO Ltd., 2013-4RA, “B”, FLR, 2.021% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,227,926
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.781% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,414,922	2,408,933
Shelter Growth CRE, 2021-FL3, “C”, FLR, 2.24% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	6,411,000	6,410,994
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 1.886% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	8,644,500	8,647,991
Thornburg Mortgage Securities Trust, FLR, 0.769% (LIBOR - 1mo. + 0.68%), 4/25/2043	60,163	60,994
TICP CLO Ltd., 2018-3R, “B”, FLR, 1.482% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,132,718
TICP CLO Ltd., 2018-3R, “C”, FLR, 1.931% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,745,101
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 1.536% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,174,240
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.486% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	6,062,000	6,062,000
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 1.935% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	13,226,000	13,188,888
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.001%, 11/15/2050 (i)	30,411,931	1,251,174
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.984%, 12/15/2051 (i)	25,652,615	1,486,323
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	519,172	519,764
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,785,924	2,790,058
		$515,706,837
Automotive – 2.8%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$5,167,000	$ 5,145,155
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	3,353,000	3,410,672
General Motors Financial Co., 1.7%, 8/18/2023	7,349,000	7,455,763
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (n)	4,372,000	4,410,856
Hyundai Capital America, 2.85%, 11/01/2022 (n)	4,203,000	4,294,948
Hyundai Capital America, 2.375%, 2/10/2023 (n)	2,145,000	2,185,995
Hyundai Capital America, 5.75%, 4/06/2023 (n)	12,206,000	13,003,740
Hyundai Capital America, 0.8%, 1/08/2024 (n)	863,000	855,155
Hyundai Capital America, 5.875%, 4/07/2025 (n)	8,600,000	9,767,465
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	8,000,000	7,874,057
Volkswagen Group of America Finance LLC, 4%, 11/12/2021 (n)	3,789,000	3,792,843
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	$2,665,000	$ 2,700,106
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	1,111,000	1,149,093
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	4,128,000	4,321,982
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	7,295,000	7,730,353
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	5,071,000	4,991,644
		$83,089,827
Brokerage & Asset Managers – 2.0%
Charles Schwab Corp., 0.75%, 3/18/2024	$6,272,000	$ 6,262,621
E*TRADE Financial Corp., 2.95%, 8/24/2022	12,941,000	13,185,031
Intercontinental Exchange, Inc., 0.7%, 6/15/2023	6,657,000	6,657,679
NASDAQ, Inc., 0.445%, 12/21/2022	6,300,000	6,291,989
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	9,500,000	9,598,473
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	5,086,000	5,059,011
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	3,257,000	3,288,159
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	10,182,000	9,942,469
		$60,285,432
Business Services – 1.1%
Equinix, Inc., 1.25%, 7/15/2025	$4,550,000	$ 4,503,796
Global Payments, Inc., 1.2%, 3/01/2026	7,207,000	7,035,884
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	7,043,000	7,034,478
Western Union Co., 1.35%, 3/15/2026	14,229,000	13,932,902
		$32,507,060
Cable TV – 0.4%
SES S.A., 3.6%, 4/04/2023 (n)	$10,292,000	$ 10,645,422
Chemicals – 0.1%
Westlake Chemical Corp., 0.875%, 8/15/2024	$3,244,000	$ 3,243,961
Computer Software – 0.3%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$4,900,000	$ 5,250,245
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	1,522,000	1,749,294
Infor, Inc., 1.45%, 7/15/2023 (n)	1,594,000	1,605,772
		$8,605,311
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 0.4%
Apple, Inc., 1.7%, 9/11/2022	$2,593,000	$ 2,625,714
VMware, Inc., 1%, 8/15/2024	5,405,000	5,411,839
VMware, Inc., 1.4%, 8/15/2026	4,186,000	4,123,325
		$12,160,878
Conglomerates – 0.7%
Carrier Global Corp., 2.242%, 2/15/2025	$6,873,000	$ 7,055,873
Roper Technologies, Inc., 2.8%, 12/15/2021	3,862,000	3,865,513
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	9,885,000	10,559,927
		$21,481,313
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	$8,307,000	$ 8,395,340
Containers – 0.6%
Berry Global, Inc., 0.95%, 2/15/2024	$7,245,000	$ 7,196,241
Berry Global, Inc., 1.65%, 1/15/2027	9,789,000	9,575,404
		$16,771,645
Electronics – 1.1%
Broadcom, Inc., 4.7%, 4/15/2025	$2,207,000	$ 2,436,704
Broadcom, Inc., 3.15%, 11/15/2025	5,544,000	5,853,992
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	14,926,000	14,772,414
Skyworks Solutions, Inc., 0.9%, 6/01/2023	3,692,000	3,692,521
TSMC Arizona Corp., 1.75%, 10/25/2026	5,860,000	5,891,257
		$32,646,888
Emerging Market Quasi-Sovereign – 0.7%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$ 6,141,267
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	3,903,000	3,850,309
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,193,919
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	7,281,000	7,175,920
		$20,361,415
Emerging Market Sovereign – 0.3%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$7,805,000	$ 7,808,887
Energy - Independent – 0.4%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$5,857,000	$ 5,838,437
Pioneer Natural Resources Co., 0.75%, 1/15/2024	7,652,000	7,607,996
		$13,446,433
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.8%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$4,967,000	$ 5,579,715
Eni S.p.A., 4%, 9/12/2023 (n)	9,261,000	9,779,242
Exxon Mobil Corp., 1.571%, 4/15/2023	9,200,000	9,336,962
		$24,695,919
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$6,254,000	$ 6,731,054
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	11,511,000	11,958,858
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	5,472,000	5,476,587
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	5,664,000	6,563,125
Avolon Holdings Funding Ltd., 3.625%, 5/01/2022 (n)	782,000	790,622
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	5,703,000	6,014,053
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	3,134,000	3,510,979
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	8,784,000	8,686,578
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	2,797,000	3,005,776
Century Housing Corp., 3.995%, 11/01/2021	2,421,000	2,421,000
		$55,158,632
Food & Beverages – 0.9%
Constellation Brands, Inc., 4.25%, 5/01/2023	$5,791,000	$ 6,089,107
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	4,753,000	4,699,339
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	7,156,000	6,987,305
Mondelez International, Inc., 0.625%, 7/01/2022	8,400,000	8,413,624
		$26,189,375
Food & Drug Stores – 0.6%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$10,326,000	$ 10,308,632
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	7,744,000	7,690,746
		$17,999,378
Gaming & Lodging – 1.5%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$4,936,000	$ 5,295,785
Hyatt Hotels Corp., 1.3%, 10/01/2023	8,139,000	8,145,216
Hyatt Hotels Corp., 1.8%, 10/01/2024	7,537,000	7,564,887
Las Vegas Sands Corp., 3.2%, 8/08/2024	5,950,000	6,083,683
Marriott International, Inc., 2.3%, 1/15/2022	7,903,000	7,919,329
Marriott International, Inc., 5.75%, 5/01/2025	117,000	132,610
Marriott International, Inc., 3.75%, 10/01/2025	1,655,000	1,775,914
Sands China Ltd., 3.8%, 1/08/2026	6,819,000	6,856,027
		$43,773,451
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$385,000	$ 388,807
Howard University, Washington D.C., 2.801%, 10/01/2023	424,000	435,115
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	467,000	474,374
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	578,000	582,520
		$1,880,816
Insurance – 0.5%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$4,511,000	$ 4,520,119
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	4,044,000	4,027,050
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	7,624,000	7,557,392
		$16,104,561
Insurance - Property & Casualty – 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2069 (z)	$23,513	$ 33,006
Aon PLC, 2.2%, 11/15/2022	3,374,000	3,430,559
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,860,364
		$8,323,929
Internet – 0.1%
Baidu, Inc., 3.875%, 9/29/2023	$3,736,000	$ 3,920,708
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$ 6,936,194
CNH Industrial Capital LLC, 1.875%, 1/15/2026	2,401,000	2,421,297
CNH Industrial N.V., 4.5%, 8/15/2023	4,043,000	4,294,957
		$13,652,448
Major Banks – 14.7%
Bank of America Corp., 2.881%, 4/24/2023	$7,801,000	$ 7,884,781
Bank of America Corp., 4.2%, 8/26/2024	3,106,000	3,360,409
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR + 0.96%) to 7/22/2027	29,750,000	29,558,487
Bank of Montreal, 2.05%, 11/01/2022	4,809,000	4,889,184
Barclays PLC, 4.61% to 2/15/2022, FLR (LIBOR - 3mo. + 1.4%) to 2/15/2023	14,012,000	14,172,966
Barclays PLC, 1.007%, 12/10/2024	2,837,000	2,836,931
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	2,564,000	2,667,814
Credit Agricole S.A., 1.907% to 6/16/2025, FLR (SOFR + 1.676%) to 6/16/2026 (n)	2,080,000	2,100,416
Credit Agricole, “A”, FLR, 1.551% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,038,203
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,846,424
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	$2,042,000	$ 2,144,077
Deutsche Bank AG, 0.898%, 5/28/2024	2,663,000	2,644,931
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR + 1.131%) to 4/01/2025	12,981,000	12,983,154
Goldman Sachs Group, Inc., 0.481%, 1/27/2023	9,166,000	9,141,023
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	5,300,000	5,658,872
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR + 0.789%) to 12/09/2026	4,637,000	4,522,425
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR + 0.913%) to 10/21/2027	8,452,000	8,460,198
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,353,503
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,323,419
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026	4,303,000	4,356,441
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR + 1.29%) to 5/24/2027	3,448,000	3,388,516
JPMorgan Chase & Co., 3.25%, 9/23/2022	6,867,000	7,044,802
JPMorgan Chase & Co., 3.207% to 4/01/2022, FLR (LIBOR - 3mo. + 0.695%) to 4/01/2023	9,760,000	9,867,548
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,350,684
JPMorgan Chase & Co., 3.375%, 5/01/2023	4,455,000	4,633,007
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	7,253,000	7,621,599
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	7,223,000	7,360,775
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR + 0.695%) to 2/04/2027	6,220,000	6,042,081
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	5,268,000	5,216,888
JPMorgan Chase & Co., 1.47%, 9/22/2027	10,000,000	9,818,364
KeyBank N.A., 3.3%, 2/01/2022	2,685,000	2,705,636
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	7,462,000	7,577,881
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	10,500,000	10,501,557
Mitsubishi UFJ Financial Group, Inc., 0.953%, 7/19/2025	7,128,000	7,085,237
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	7,021,000	6,969,284
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	7,800,000	7,796,365
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Morgan Stanley, 0.56% to 11/10/2022, FLR (SOFR + 0.466%) to 11/10/2023	$9,002,000	$ 8,993,966
Morgan Stanley, 0.529% to 1/25/2023, FLR (SOFR + 0.455%) to 1/25/2024	12,221,000	12,195,284
Morgan Stanley, 0.864% to 10/21/2024, FLR (SOFR + 0.745%) to 10/21/2025	8,651,000	8,561,139
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	8,063,000	8,246,551
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	15,826,000	16,947,923
Royal Bank of Canada, 1.6%, 4/17/2023	10,000,000	10,154,729
Royal Bank of Canada, 0.5%, 10/26/2023	16,550,000	16,481,148
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	8,168,000	8,203,106
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	7,632,000	7,566,473
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	2,614,000	2,600,649
State Street Corp., 2.825% to 3/30/2022, FLR (SOFR + 2.69%) to 3/30/2023	2,834,000	2,861,516
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.6%) to 3/30/2026	1,300,000	1,371,290
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	2,541,000	2,519,811
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	7,574,000	7,575,748
Sumitomo Mitsui Trust Bank Ltd., 0.8%, 9/12/2023 (n)	9,000,000	9,011,281
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	5,661,000	5,638,273
Toronto-Dominion Bank, 0.25%, 1/06/2023	5,082,000	5,070,380
Toronto-Dominion Bank, 0.75%, 1/06/2026	3,557,000	3,467,828
UBS Group AG, 3.491%, 5/23/2023 (n)	12,134,000	12,325,323
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	2,226,000	2,228,466
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022 (n)	8,927,000	8,975,318
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,734,000	4,787,186
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,564,666
Wells Fargo & Co., 1.654% to 6/02/2023, FLR (SOFR + 1.6%) to 6/02/2024	13,775,000	13,973,766
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	9,707,000	9,932,931
		$438,178,633
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.4%
HCA, Inc., 5%, 3/15/2024	$7,222,000	$ 7,860,170
PerkinElmer, Inc., 0.85%, 9/15/2024	10,000,000	9,923,666
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	25,217,000	25,244,238
		$43,028,074
Metals & Mining – 1.3%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$8,931,000	$ 10,027,809
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	2,282,000	2,285,126
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,247,088
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	4,410,000	4,685,039
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	3,375,000	3,642,587
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	7,900,000	7,850,376
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	8,268,000	8,176,484
		$38,914,509
Midstream – 1.4%
Energy Transfer Operating Co., 2.9%, 5/15/2025	$3,233,000	$ 3,374,260
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	5,837,000	5,929,161
MPLX LP, 3.5%, 12/01/2022	8,713,000	8,958,330
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,783,402
Plains All American Pipeline LP, 3.85%, 10/15/2023	3,750,000	3,925,887
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	8,980,000	9,858,433
Western Midstream Operating LP, 4.35%, 2/01/2025	3,357,000	3,516,457
Western Midstream Operating LP, FLR, 2.221% (LIBOR - 3mo. + 0.85%), 1/13/2023	4,795,000	4,759,037
		$42,104,967
Mortgage-Backed – 0.6%
Fannie Mae, 4.5%, 3/01/2023	$43,560	$ 45,352
Fannie Mae, 5%, 7/01/2023	41,416	42,849
Fannie Mae, 3%, 12/01/2031	1,338,326	1,423,903
Fannie Mae, 1.98%, 3/01/2033	40,507	40,355
Fannie Mae, 1.875%, 5/01/2033	81,097	81,155
Fannie Mae, 2%, 5/25/2044	1,508,443	1,519,407
Freddie Mac, 0.882%, 4/25/2024 (i)	257,539	4,776
Freddie Mac, 1.582%, 4/25/2030 (i)	29,113,691	3,334,368
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	9,448,700	9,977,383
Freddie Mac, 2%, 7/15/2042	1,626,626	1,659,854
Ginnie Mae, 1.625%, 7/20/2032	35,979	37,298
		$18,166,700
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.4%
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	$3,430,000	$ 3,452,450
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	2,425,000	2,456,972
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.486%, 11/01/2022	1,090,000	1,100,417
California Municipal Finance Authority Rev. (Century Housing Corp.), 1.605%, 11/01/2023	1,295,000	1,311,240
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 0.75%, 8/15/2050 (n)	9,785,000	9,797,601
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.128%, 1/01/2023	1,205,000	1,228,130
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 2.225%, 1/01/2024	2,890,000	2,969,143
Long Island, NY, Power Authority, Electric System General Rev., “C”, 0.764%, 3/01/2023	3,570,000	3,574,919
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 1.904%, 7/01/2023	360,000	366,142
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.156%, 7/01/2024	1,000,000	1,024,097
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.306%, 7/01/2025	790,000	811,932
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	1,005,000	1,041,632
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	3,182,358	3,272,424
New Jersey Economic Development Authority Rev., School Facilities Construction, “HHH”, 3.75%, 9/01/2022 (n)	15,985,000	16,388,485
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	10,353,000	10,262,518
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.384%, 6/15/2022	1,770,000	1,790,323
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.551%, 6/15/2023	1,835,000	1,884,990
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, 2.631%, 6/15/2024	1,720,000	1,781,796
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	4,925,000	4,970,408
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	2,735,000	2,765,123
		$72,250,742
Natural Gas - Distribution – 0.3%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$7,769,000	$ 7,747,315
Natural Gas - Pipeline – 0.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$14,780,000	$ 15,938,604
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Network & Telecom – 0.8%
AT&T, Inc., 0.9%, 3/25/2024	$15,796,000	$ 15,797,456
Verizon Communications, Inc., 0.75%, 3/22/2024	9,716,000	9,689,326
		$25,486,782
Oil Services – 0.0%
Halliburton Co., 3.8%, 11/15/2025	$443,000	$ 482,628
Oils – 0.7%
Marathon Petroleum Corp., 4.75%, 12/15/2023	$6,948,000	$ 7,459,203
Valero Energy Corp., 1.2%, 3/15/2024	7,070,000	7,071,961
Valero Energy Corp., 3.4%, 9/15/2026	7,017,000	7,501,719
		$22,032,883
Other Banks & Diversified Financials – 2.9%
Banque Federative du Credit Mutuel, 0.65%, 2/27/2024 (n)	$10,142,000	$ 10,061,745
BBVA USA, 2.875%, 6/29/2022	6,688,000	6,786,947
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	4,237,000	4,408,522
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,559,998
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,870,317
Groupe BPCE S.A., FLR, 1.354% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,731,635
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR + 0.694%) to 10/14/2025 (n)	10,208,000	10,147,467
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR + 1.069%) to 1/12/2027 (n)	6,707,000	6,585,542
National Bank of Canada, 2.15%, 10/07/2022 (n)	5,017,000	5,097,003
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	1,877,000	1,881,230
National Bank of Canada, 0.55%, 11/15/2024	5,738,000	5,698,299
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	5,105,058
SunTrust Banks, Inc., 2.8%, 5/17/2022	7,376,000	7,458,513
UBS AG, 1.75%, 4/21/2022 (n)	7,075,000	7,111,174
		$85,503,450
Personal Computers & Peripherals – 0.1%
Equifax, Inc., 2.6%, 12/15/2025	$2,681,000	$ 2,794,553
Pharmaceuticals – 0.9%
AbbVie, Inc., 2.15%, 11/19/2021	$3,374,000	$ 3,376,891
AbbVie, Inc., 3.45%, 3/15/2022	7,454,000	7,499,884
Royalty Pharma PLC, 0.75%, 9/02/2023	7,338,000	7,322,563
Viatris, Inc., 1.125%, 6/22/2022	9,057,000	9,088,310
		$27,287,648
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$3,542,000	$ 3,601,649
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$ 5,929,516
Kohl's Corp., 9.5%, 5/15/2025	9,595,000	12,008,385
		$17,937,901
Specialty Stores – 0.4%
Nordstrom, Inc., 2.3%, 4/08/2024	$3,956,000	$ 3,975,385
Ross Stores, Inc., 0.875%, 4/15/2026	7,614,000	7,415,688
		$11,391,073
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 2.25%, 1/15/2022	$3,876,000	$ 3,890,103
Crown Castle International Corp., 3.15%, 7/15/2023	5,334,000	5,541,326
Crown Castle International Corp., 1.35%, 7/15/2025	1,776,000	1,768,633
T-Mobile USA, Inc., 3.5%, 4/15/2025	8,673,000	9,250,111
		$20,450,173
Tobacco – 0.6%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$4,881,000	$ 5,132,756
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	8,283,000	8,418,937
Philip Morris International, Inc., 1.125%, 5/01/2023	3,763,000	3,796,920
		$17,348,613
Transportation - Services – 1.0%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$18,380,000	$ 18,504,922
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	5,924,000	6,122,507
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	2,559,000	2,740,191
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	2,559,000	2,769,173
		$30,136,793
U.S. Treasury Obligations – 26.7%
U.S. Treasury Notes, 1.875%, 4/30/2022	$33,048,000	$ 33,339,752
U.S. Treasury Notes, 0.125%, 9/30/2022	230,195,000	230,159,032
U.S. Treasury Notes, 0.125%, 1/31/2023	182,228,000	181,907,678
U.S. Treasury Notes, 0.125%, 12/15/2023	55,000,000	54,505,859
U.S. Treasury Notes, 0.25%, 5/15/2024 (f)	191,546,300	189,533,568
U.S. Treasury Notes, 0.375%, 9/15/2024	109,702,000	108,587,839
		$798,033,728
Utilities - Electric Power – 3.2%
CenterPoint Energy, Inc., 1.45%, 6/01/2026	$5,281,000	$ 5,222,701
Emera U.S. Finance LP, 0.833%, 6/15/2024 (n)	3,730,000	3,684,930
FirstEnergy Corp., 4.75%, 3/15/2023	4,919,000	5,097,117
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
FirstEnergy Corp., 2.05%, 3/01/2025	$5,731,000	$ 5,748,193
FirstEnergy Corp., 1.6%, 1/15/2026	2,459,000	2,422,312
NextEra Energy Capital Holdings, Inc., 2.9%, 4/01/2022	4,867,000	4,917,215
NextEra Energy, Inc., 0.65%, 3/01/2023	6,270,000	6,277,051
Pacific Gas & Electric Co., 1.75%, 6/16/2022	8,036,000	8,016,729
Pacific Gas & Electric Co., 1.367%, 3/10/2023	6,117,000	6,096,234
Pacific Gas & Electric Co., 3%, 6/15/2028	2,781,000	2,802,453
Pacific Gas & Electric Co., FLR, 1.5% (LIBOR - 3mo. + 1.375%), 11/15/2021	10,140,000	10,140,940
Southern California Edison Co., 0.7%, 8/01/2023	7,725,000	7,705,512
Southern California Edison Co., 0.975%, 8/01/2024	7,618,000	7,586,214
Southern California Edison Co., 1.2%, 2/01/2026	8,437,000	8,322,441
WEC Energy Group, Inc., 0.8%, 3/15/2024	3,658,000	3,645,173
Xcel Energy, Inc., 0.5%, 10/15/2023	8,847,000	8,807,611
		$96,492,826
Total Bonds (Identified Cost, $2,913,097,988)		$ 2,921,835,816
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $39,818,144)	39,818,144	$ 39,818,144

Other Assets, Less Liabilities – 0.9%		26,718,663
Net Assets – 100.0%		$ 2,988,372,623

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $39,818,144 and $2,921,835,816, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $912,550,479, representing 30.5% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
23

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2069	2/14/18	$9,160	$33,006
MF1 Ltd., 2020-FL3, “B”, FLR, 3.914% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	923,500	937,050
MF1 Ltd., 2020-FL3, “C”, FLR, 4.664% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	1,318,500	1,344,310
Total Restricted Securities			$2,314,366
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 10/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	293	$64,240,250	December – 2021	$(266,577)
At October 31, 2021, the fund had liquid securities with an aggregate value of $103,896 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
24

Financial Statements
Statement of Assets and Liabilities
At 10/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $2,913,097,988)	$2,921,835,816
Investments in affiliated issuers, at value (identified cost, $39,818,144)	39,818,144
Cash	300,922
Receivables for
Net daily variation margin on open futures contracts	2,289
Investments sold	5,782,055
Fund shares sold	14,445,824
Interest and dividends	9,864,430
Receivable from investment adviser	51,361
Other assets	4,279
Total assets	$2,992,105,120
Liabilities
Payables for
Distributions	$95,887
Fund shares reacquired	3,005,349
Payable to affiliates
Administrative services fee	4,367
Shareholder servicing costs	467,856
Distribution and service fees	26,976
Program manager fees	1,456
Accrued expenses and other liabilities	130,606
Total liabilities	$3,732,497
Net assets	$2,988,372,623
Net assets consist of
Paid-in capital	$3,012,383,113
Total distributable earnings (loss)	(24,010,490)
Net assets	$2,988,372,623
Shares of beneficial interest outstanding	495,320,554
25

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,020,783,497	168,936,275	$6.04
Class B	3,086,878	511,989	6.03
Class C	36,078,542	5,972,870	6.04
Class I	581,924,064	96,728,158	6.02
Class R1	1,688,705	280,217	6.03
Class R2	1,933,506	319,874	6.04
Class R3	1,108,343	183,297	6.05
Class R4	1,164,878	192,082	6.06
Class R6	1,074,825,525	178,244,765	6.03
Class 529A	224,830,217	37,172,663	6.05
Class 529B	3,614,027	599,017	6.03
Class 529C	37,334,441	6,179,347	6.04

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.19 [100 / 97.50 x $6.04] and $6.21 [100 / 97.50 x $6.05], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
26

Financial Statements
Statement of Operations
Six months ended 10/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$22,226,301
Other	285,086
Dividends from affiliated issuers	19,622
Total investment income	$22,531,009
Expenses
Management fee	$5,194,484
Distribution and service fees	2,038,640
Shareholder servicing costs	1,131,621
Program manager fees	63,966
Administrative services fee	192,482
Independent Trustees' compensation	18,531
Custodian fee	92,470
Shareholder communications	41,377
Audit and tax fees	34,410
Legal fees	7,897
Miscellaneous	181,855
Total expenses	$8,997,733
Fees paid indirectly	(116)
Reduction of expenses by investment adviser and distributor	(1,922,726)
Net expenses	$7,074,891
Net investment income (loss)	$15,456,118
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,788,709
Futures contracts	(36,668)
Swap agreements	1,825,132
Net realized gain (loss)	$7,577,173
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(24,832,909)
Futures contracts	(267,488)
Swap agreements	(1,817,878)
Net unrealized gain (loss)	$(26,918,275)
Net realized and unrealized gain (loss)	$(19,341,102)
Change in net assets from operations	$(3,884,984)
See Notes to Financial Statements
27

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21
Change in net assets
From operations
Net investment income (loss)	$15,456,118	$36,814,251
Net realized gain (loss)	7,577,173	11,435,503
Net unrealized gain (loss)	(26,918,275)	44,283,598
Change in net assets from operations	$(3,884,984)	$92,533,352
Total distributions to shareholders	$(21,039,085)	$(45,845,296)
Change in net assets from fund share transactions	$277,469,796	$848,327,029
Total change in net assets	$252,545,727	$895,015,085
Net assets
At beginning of period	2,735,826,896	1,840,811,811
At end of period	$2,988,372,623	$2,735,826,896
See Notes to Financial Statements
28

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.09	$5.94	$5.96	$5.90	$5.99	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.09	$0.14	$0.14	$0.10	$0.07(c)
Net realized and unrealized gain (loss)	(0.04)	0.18	(0.01)	0.06	(0.08)	(0.00)(w)
Total from investment operations	$(0.01)	$0.27	$0.13	$0.20	$0.02	$0.07
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.12)	$(0.15)	$(0.14)	$(0.11)	$(0.08)
Net asset value, end of period (x)	$6.04	$6.09	$5.94	$5.96	$5.90	$5.99
Total return (%) (r)(s)(t)(x)	(0.12)(n)	4.59	2.21	3.43	0.36	1.12(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75(a)	0.78	0.80	0.82	0.83	0.82(c)
Expenses after expense reductions (f)	0.57(a)	0.58	0.64	0.71	0.72	0.72(c)
Net investment income (loss)	1.01(a)	1.56	2.41	2.30	1.68	1.11(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,020,783	$1,042,239	$730,945	$606,885	$486,144	$514,304
See Notes to Financial Statements
29

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.08	$5.93	$5.95	$5.88	$5.97	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.10	$0.09	$0.06	$0.02(c)
Net realized and unrealized gain (loss)	(0.04)	0.18	(0.01)	0.07	(0.08)	(0.00)(w)
Total from investment operations	$(0.03)	$0.23	$0.09	$0.16	$(0.02)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.08)	$(0.11)	$(0.09)	$(0.07)	$(0.03)
Net asset value, end of period (x)	$6.03	$6.08	$5.93	$5.95	$5.88	$5.97
Total return (%) (r)(s)(t)(x)	(0.49)(n)	3.82	1.45	2.83	(0.39)	0.35(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.53	1.55	1.57	1.58	1.58(c)
Expenses after expense reductions (f)	1.32(a)	1.34	1.39	1.46	1.48	1.47(c)
Net investment income (loss)	0.26(a)	0.84	1.67	1.56	0.93	0.37(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$3,087	$2,931	$2,714	$3,703	$3,779	$5,286

Class C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.09	$5.94	$5.96	$5.89	$5.98	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.05	$0.09	$0.09	$0.05	$0.02(c)
Net realized and unrealized gain (loss)	(0.03)	0.17	(0.01)	0.07	(0.08)	(0.00)(w)
Total from investment operations	$(0.03)	$0.22	$0.08	$0.16	$(0.03)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$6.04	$6.09	$5.94	$5.96	$5.89	$5.98
Total return (%) (r)(s)(t)(x)	(0.54)(n)	3.71	1.35	2.73	(0.49)	0.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.53	1.55	1.57	1.58	1.58(c)
Expenses after expense reductions (f)	1.42(a)	1.43	1.49	1.56	1.58	1.57(c)
Net investment income (loss)	0.16(a)	0.75	1.57	1.45	0.83	0.27(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$36,079	$39,241	$42,281	$47,447	$56,372	$95,767
See Notes to Financial Statements
30

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.07	$5.92	$5.93	$5.87	$5.96	$5.97
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.10	$0.15	$0.14	$0.11	$0.08(c)
Net realized and unrealized gain (loss)	(0.03)	0.18	(0.00)(w)	0.07	(0.08)	(0.00)(w)
Total from investment operations	$0.00	$0.28	$0.15	$0.21	$0.03	$0.08
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.13)	$(0.16)	$(0.15)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$6.02	$6.07	$5.92	$5.93	$5.87	$5.96
Total return (%) (r)(s)(t)(x)	(0.05)(n)	4.75	2.54	3.59	0.51	1.27(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.53	0.55	0.57	0.58	0.58(c)
Expenses after expense reductions (f)	0.42(a)	0.43	0.49	0.56	0.58	0.57(c)
Net investment income (loss)	1.15(a)	1.69	2.56	2.46	1.81	1.28(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$581,924	$453,159	$258,164	$187,021	$141,291	$257,580

Class R1	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.08	$5.93	$5.94	$5.88	$5.97	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.05	$0.09	$0.09	$0.05	$0.02(c)
Net realized and unrealized gain (loss)	(0.03)	0.17	(0.00)(w)	0.06	(0.08)	(0.00)(w)
Total from investment operations	$(0.03)	$0.22	$0.09	$0.15	$(0.03)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$6.03	$6.08	$5.93	$5.94	$5.88	$5.97
Total return (%) (r)(s)(t)(x)	(0.54)(n)	3.71	1.52	2.55	(0.49)	0.26(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.53	1.55	1.57	1.58	1.58(c)
Expenses after expense reductions (f)	1.42(a)	1.44	1.48	1.56	1.58	1.57(c)
Net investment income (loss)	0.15(a)	0.74	1.57	1.47	0.83	0.26(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,689	$1,597	$1,593	$451	$294	$328
See Notes to Financial Statements
31

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.10	$5.94	$5.96	$5.89	$5.98	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.08	$0.13	$0.12	$0.08	$0.05(c)
Net realized and unrealized gain (loss)	(0.04)	0.19	(0.01)	0.07	(0.07)	(0.01)
Total from investment operations	$(0.02)	$0.27	$0.12	$0.19	$0.01	$0.04
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.11)	$(0.14)	$(0.12)	$(0.10)	$(0.06)
Net asset value, end of period (x)	$6.04	$6.10	$5.94	$5.96	$5.89	$5.98
Total return (%) (r)(s)(t)(x)	(0.41)(n)	4.50	1.96	3.34	0.11	0.70(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00(a)	1.03	1.05	1.07	1.08	1.08(c)
Expenses after expense reductions (f)	0.82(a)	0.84	0.90	0.96	0.98	0.97(c)
Net investment income (loss)	0.76(a)	1.32	2.17	2.04	1.42	0.87(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,934	$1,997	$1,579	$2,524	$2,908	$3,504

Class R3	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.10	$5.95	$5.96	$5.90	$5.99	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.09	$0.14	$0.13	$0.09	$0.06(c)
Net realized and unrealized gain (loss)	(0.04)	0.18	(0.00)(w)	0.06	(0.07)	(0.00)(w)
Total from investment operations	$(0.01)	$0.27	$0.14	$0.19	$0.02	$0.06
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.12)	$(0.15)	$(0.13)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$6.05	$6.10	$5.95	$5.96	$5.90	$5.99
Total return (%) (r)(s)(t)(x)	(0.17)(n)	4.48	2.28	3.32	0.26	1.02(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.78	0.80	0.82	0.83	0.83(c)
Expenses after expense reductions (f)	0.67(a)	0.69	0.75	0.81	0.83	0.82(c)
Net investment income (loss)	0.94(a)	1.50	2.32	2.19	1.57	1.01(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,108	$1,318	$1,512	$2,249	$2,140	$2,769
See Notes to Financial Statements
32

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.11	$5.96	$5.99	$5.89	$5.98	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.11	$0.15	$0.15	$0.11	$0.08(c)
Net realized and unrealized gain (loss)	(0.03)	0.17	(0.02)	0.10(g)	(0.08)	(0.01)
Total from investment operations	$0.00	$0.28	$0.13	$0.25	$0.03	$0.07
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.13)	$(0.16)	$(0.15)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$6.06	$6.11	$5.96	$5.99	$5.89	$5.98
Total return (%) (r)(s)(t)(x)	(0.04)(n)	4.74	2.20	4.28	0.51	1.10(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50(a)	0.53	0.55	0.63	0.58	0.58(c)
Expenses after expense reductions (f)	0.41(a)	0.44	0.49	0.62	0.58	0.57(c)
Net investment income (loss)	1.09(a)	1.73	2.58	2.60	1.84	1.27(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,165	$275	$242	$304	$6,537	$6,516

Class R6	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.08	$5.93	$5.95	$5.88	$5.97	$5.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.11	$0.16	$0.15	$0.11	$0.08(c)
Net realized and unrealized gain (loss)	(0.04)	0.17	(0.02)	0.07	(0.08)	(0.01)
Total from investment operations	$0.00	$0.28	$0.14	$0.22	$0.03	$0.07
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.13)	$(0.16)	$(0.15)	$(0.12)	$(0.09)
Net asset value, end of period (x)	$6.03	$6.08	$5.93	$5.95	$5.88	$5.97
Total return (%) (r)(s)(t)(x)	(0.01)(n)	4.82	2.43	3.82	0.58	1.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44(a)	0.46	0.48	0.50	0.51	0.51(c)
Expenses after expense reductions (f)	0.35(a)	0.37	0.42	0.49	0.50	0.50(c)
Net investment income (loss)	1.22(a)	1.77	2.64	2.51	1.91	1.34(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$1,074,826	$942,709	$599,945	$561,643	$524,653	$516,582
See Notes to Financial Statements
33

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.10	$5.94	$5.96	$5.89	$5.98	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.09	$0.14	$0.13	$0.10	$0.06(c)
Net realized and unrealized gain (loss)	(0.04)	0.19	(0.01)	0.08	(0.08)	(0.01)
Total from investment operations	$(0.01)	$0.28	$0.13	$0.21	$0.02	$0.05
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.12)	$(0.15)	$(0.14)	$(0.11)	$(0.07)
Net asset value, end of period (x)	$6.05	$6.10	$5.94	$5.96	$5.89	$5.98
Total return (%) (r)(s)(t)(x)	(0.19)(n)	4.68	2.16	3.55	0.31	0.90(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.83	0.85	0.87	0.91	0.92(c)
Expenses after expense reductions (f)	0.60(a)	0.62	0.68	0.75	0.77	0.76(c)
Net investment income (loss)	0.97(a)	1.53	2.38	2.26	1.65	1.08(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$224,830	$208,907	$155,471	$128,741	$108,692	$89,431

Class 529B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.08	$5.93	$5.94	$5.88	$5.96	$5.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.05	$0.10	$0.09	$0.05	$0.02(c)
Net realized and unrealized gain (loss)	(0.04)	0.17	(0.01)	0.06	(0.07)	(0.01)
Total from investment operations	$(0.03)	$0.22	$0.09	$0.15	$(0.02)	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)	$(0.03)
Net asset value, end of period (x)	$6.03	$6.08	$5.93	$5.94	$5.88	$5.96
Total return (%) (r)(s)(t)(x)	(0.56)(n)	3.74	1.55	2.59	(0.29)	0.13(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.58	1.60	1.62	1.66	1.68(c)
Expenses after expense reductions (f)	1.35(a)	1.37	1.43	1.50	1.52	1.52(c)
Net investment income (loss)	0.22(a)	0.81	1.63	1.50	0.90	0.33(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$3,614	$3,631	$3,507	$3,903	$4,379	$3,807
See Notes to Financial Statements
34

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$6.09	$5.94	$5.96	$5.89	$5.98	$6.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.04	$0.09	$0.08	$0.05	$0.01(c)
Net realized and unrealized gain (loss)	(0.03)	0.18	(0.01)	0.08	(0.08)	(0.01)
Total from investment operations	$(0.03)	$0.22	$0.08	$0.16	$(0.03)	$(0.00)(w)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.09)	$(0.06)	$(0.02)
Net asset value, end of period (x)	$6.04	$6.09	$5.94	$5.96	$5.89	$5.98
Total return (%) (r)(s)(t)(x)	(0.57)(n)	3.66	1.31	2.68	(0.53)	0.05(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.58	1.60	1.62	1.66	1.67(c)
Expenses after expense reductions (f)	1.46(a)	1.48	1.53	1.60	1.62	1.61(c)
Net investment income (loss)	0.11(a)	0.71	1.53	1.40	0.79	0.23(c)
Portfolio turnover	20(n)	35	41	55	57	54
Net assets at end of period (000 omitted)	$37,334	$37,824	$42,858	$42,799	$41,655	$45,315

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
35

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While still evaluating the impact to the fund of the June 30, 2023 discontinuation of the more commonly used U.S. dollar
36

Notes to Financial Statements (unaudited) - continued
LIBOR settings, management has concluded that the December 31, 2021 planned cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings will not have a material impact on the fund.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the
37

Notes to Financial Statements (unaudited) - continued
security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$798,033,728	$—	$798,033,728
Non - U.S. Sovereign Debt	—	28,170,302	—	28,170,302
Municipal Bonds	—	72,250,742	—	72,250,742
U.S. Corporate Bonds	—	938,105,161	—	938,105,161
Residential Mortgage-Backed Securities	—	40,831,993	—	40,831,993
Commercial Mortgage-Backed Securities	—	208,021,482	—	208,021,482
Asset-Backed Securities (including CDOs)	—	285,020,062	—	285,020,062
Foreign Bonds	—	551,402,346	—	551,402,346
Mutual Funds	39,818,144	—	—	39,818,144
Total	$39,818,144	$2,921,835,816	$—	$2,961,653,960
Other Financial Instruments
Futures Contracts – Liabilities	$(266,577)	$—	$—	$(266,577)
For further information regarding security characteristics, see the Portfolio of Investments.
38

Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Futures Contracts	$(266,577)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(36,668)	$1,825,132
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(267,488)	$(1,817,878)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments
39

Notes to Financial Statements (unaudited) - continued
across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the
40

Notes to Financial Statements (unaudited) - continued
clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,
41

Notes to Financial Statements (unaudited) - continued
the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from
42

Notes to Financial Statements (unaudited) - continued
one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$45,845,296
43

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/21
Cost of investments	$2,959,261,930
Gross appreciation	17,351,070
Gross depreciation	(14,959,040)
Net unrealized appreciation (depreciation)	$ 2,392,030
As of 4/30/21
Undistributed ordinary income	1,792,883
Capital loss carryforwards	(25,917,682)
Other temporary differences	(3,699,205)
Net unrealized appreciation (depreciation)	28,737,583
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Long-Term	$(25,917,682)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and Class 529C shares will convert to Class 529A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/21	Year ended 4/30/21
Class A	$7,555,687	$17,372,115
Class B	9,059	35,440
Class C	108,037	501,043
Class I	3,716,833	7,198,759
Class R1	4,587	18,945
Class R2	11,377	28,758
Class R3	7,258	28,217
Class R4	7,944	5,455
Class R6	8,156,366	16,749,744
Class 529A	1,356,617	3,398,554
Class 529B	9,367	40,613
Class 529C	95,953	467,653
Total	$21,039,085	$45,845,296
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Notes to Financial Statements (unaudited) - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2021, this management fee reduction amounted to $187,284, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to bear the fund’s expenses, excluding management fees, distribution and service fees, program manager fees, payments made to service providers (other than MFS Service Center, Inc. (“MFSC”)) that provide certain sub-accounting services, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Other Expenses” do not exceed 0.00% of the class' average daily net assets annually for each class of shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least August 31, 2022. For the six months ended October 31, 2021, this reduction amounted to $1,071,774, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $58,539 and $5,175 for the six months ended October 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
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Notes to Financial Statements (unaudited) - continued
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,343,749
Class B	0.75%	0.25%	1.00%	0.90%	13,952
Class C	0.75%	0.25%	1.00%	1.00%	192,669
Class R1	0.75%	0.25%	1.00%	1.00%	8,265
Class R2	0.25%	0.25%	0.50%	0.40%	4,922
Class R3	—	0.25%	0.25%	0.25%	1,383
Class 529A	—	0.25%	0.25%	0.14%	268,532
Class 529B	0.75%	0.25%	1.00%	0.89%	17,851
Class 529C	0.75%	0.25%	1.00%	1.00%	187,317
Total Distribution and Service Fees					$2,038,640
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2021 based on each class's average daily net assets. 0.10% of the Class A, Class B, Class 529A, and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2021, this waiver amounted to $537,496, $1,395, $107,412, and $1,785, for Class A, Class B, Class 529A, and Class 529B, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2021, this waiver amounted to $984 and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2021, this rebate amounted to $155, $21, $13,372, $247, and $801, for Class A, Class C, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of
46

Notes to Financial Statements (unaudited) - continued
a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2021, were as follows:
Amount
Class A	$40,666
Class B	931
Class C	2,292
Class 529B	140
Class 529C	1,004
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2021, were as follows:
Fee
Class 529A	$53,708
Class 529B	892
Class 529C	9,366
Total Program Manager Fees	$63,966
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2021, the fee was $264,779, which equated to 0.0184% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $720,877.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the period from May 1, 2021 through September 29, 2021, these costs for the fund amounted to $145,965 and are included in “Shareholder servicing costs” in the Statement of Operations. Effective September 30, 2021, the Special Servicing Agreement terminated and the fund no longer participates in this Special Servicing Agreement.
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Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.0134% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 8,894 shares of Class R1, for an aggregate amount of $53,987.
(4) Portfolio Securities
For the six months ended October 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$482,464,526	$273,730,100
Non-U.S. Government securities	387,855,065	272,665,159
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	42,357,001	$257,645,009	105,265,055	$641,102,483
Class B	120,077	726,971	306,321	1,861,042
Class C	919,205	5,591,088	4,330,373	26,340,504
Class I	40,997,751	248,043,432	58,736,033	356,732,663
Class R1	52,380	317,594	14,867	90,333
Class R2	25,637	156,052	122,438	746,988
Class R3	40,176	244,361	31,394	191,489
Class R4	187,842	1,148,182	11,465	70,091
Class R6	30,770,004	186,643,779	67,328,187	409,503,926
Class 529A	8,640,604	52,551,582	16,087,184	98,094,408
Class 529B	163,932	994,399	323,843	1,969,619
Class 529C	1,566,350	9,519,310	3,303,169	20,123,535
	125,840,959	$763,581,759	255,860,329	$1,556,827,081
Shares issued to shareholders in reinvestment of distributions
Class A	1,108,147	$6,737,600	2,425,030	$14,776,985
Class B	1,454	8,827	5,614	34,110
Class C	16,092	97,874	75,710	460,631
Class I	556,322	3,365,832	1,061,895	6,441,363
Class R1	757	4,587	3,118	18,935
Class R2	1,853	11,270	4,679	28,508
Class R3	1,172	7,126	4,631	28,217
Class R4	1,303	7,944	892	5,455
Class R6	1,319,859	8,006,635	2,647,783	16,102,836
Class 529A	216,335	1,316,167	549,502	3,348,333
Class 529B	1,519	9,224	6,618	40,190
Class 529C	15,349	93,395	75,578	460,061
	3,240,162	$19,666,481	6,861,050	$41,745,624
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Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(45,531,386)	$(276,893,065)	(59,670,841)	$(363,161,501)
Class B	(91,477)	(555,304)	(287,590)	(1,747,641)
Class C	(1,402,933)	(8,526,104)	(5,082,562)	(30,970,993)
Class I	(19,501,146)	(118,065,020)	(28,748,345)	(174,446,328)
Class R1	(35,693)	(216,522)	(24,045)	(146,167)
Class R2	(35,104)	(213,732)	(65,336)	(396,725)
Class R3	(74,177)	(451,797)	(74,151)	(452,194)
Class R4	(42,089)	(256,163)	(7,879)	(48,207)
Class R6	(8,838,112)	(53,639,575)	(16,136,659)	(98,113,713)
Class 529A	(5,946,606)	(36,185,943)	(8,533,240)	(52,038,790)
Class 529B	(163,374)	(991,552)	(324,961)	(1,975,725)
Class 529C	(1,608,890)	(9,783,667)	(4,383,307)	(26,747,692)
	(83,270,987)	$(505,778,444)	(123,338,916)	$(750,245,676)
Net change
Class A	(2,066,238)	$(12,510,456)	48,019,244	$292,717,967
Class B	30,054	180,494	24,345	147,511
Class C	(467,636)	(2,837,142)	(676,479)	(4,169,858)
Class I	22,052,927	133,344,244	31,049,583	188,727,698
Class R1	17,444	105,659	(6,060)	(36,899)
Class R2	(7,614)	(46,410)	61,781	378,771
Class R3	(32,829)	(200,310)	(38,126)	(232,488)
Class R4	147,056	899,963	4,478	27,339
Class R6	23,251,751	141,010,839	53,839,311	327,493,049
Class 529A	2,910,333	17,681,806	8,103,446	49,403,951
Class 529B	2,077	12,071	5,500	34,084
Class 529C	(27,191)	(170,962)	(1,004,560)	(6,164,096)
	45,810,134	$277,469,796	139,382,463	$848,327,029
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective June 1, 2019, purchases of the fund's Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020, Fund and the MFS Lifetime 2025 Fund were the owners of record of approximately 15%, 5%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
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Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2021, the fund’s commitment fee and interest expense were $5,132 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$106,853,991	$399,575,422	$466,611,269	$—	$—	$39,818,144

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,622	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
51

Board Approval of Investment Advisory Agreement
MFS Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
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Board Approval of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In addition to considering the performance information provided in connection with the contract review meetings, the Trustees noted that, in light of the Fund’s substandard relative performance at the time of their contract review meetings in 2020, they had met at each of their regular meetings since then with MFS’ senior investment management personnel to discuss the Fund’s performance and MFS’ efforts to improve the Fund’s performance. The Trustees further noted that the Fund’s five-year performance as compared to its Broadridge performance universe improved for the period ended December 31, 2020, as compared to the prior year. Taking this information into account, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an
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Board Approval of Investment Advisory Agreement - continued
expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees
54

Board Approval of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
55

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
56

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
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Kansas City, MO 64105-1407

Semiannual Report
October 31, 2021
MFS®  Municipal Limited
Maturity Fund
MTL-SEM

MFS® Municipal Limited
Maturity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March and a $1.1 trillion infrastructure bill in November, the U.S. Congress aims to approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
December 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure (i)
Top ten industries (i)
Healthcare Revenue - Hospitals	12.6%
General Obligations - General Purpose	11.8%
General Obligations - Schools	7.3%
Airports	6.3%
Multi-family Housing	6.1%
Utilities - Other	4.7%
Universities - Colleges	4.6%
Municipal Student Loans	4.5%
Investor Owned Utilities	4.4%
Special Tax - Transportation	4.1%
Composition including fixed income credit quality (a)(i)
AAA	3.9%
AA	26.9%
A	40.9%
BBB	19.0%
BB	4.2%
B	0.6%
CCC (o)	0.0%
CC (o)	0.0%
D	0.2%
Not Rated	3.6%
Cash & Cash Equivalents	0.7%
Portfolio facts (i)
Average Duration (d)	3.4
Average Effective Maturity (m)	4.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.

Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2021 through October 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.61%	$1,000.00	$1,000.42	$3.08
	Hypothetical (h)	0.61%	$1,000.00	$1,022.13	$3.11
B	Actual	1.37%	$1,000.00	$996.66	$6.89
	Hypothetical (h)	1.37%	$1,000.00	$1,018.30	$6.97
C	Actual	1.47%	$1,000.00	$994.97	$7.39
	Hypothetical (h)	1.47%	$1,000.00	$1,017.80	$7.48
I	Actual	0.46%	$1,000.00	$999.98	$2.32
	Hypothetical (h)	0.46%	$1,000.00	$1,022.89	$2.35
R6	Actual	0.39%	$1,000.00	$1,001.55	$1.97
	Hypothetical (h)	0.39%	$1,000.00	$1,023.24	$1.99
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.59%, $2.97, and $3.01 for Class A, 1.35%, $6.79, and $6.87 for Class B, 1.45%, $7.29, and $7.38 for Class C, 0.44%, $2.22, and $2.24 for Class I, and 0.37%, $1.87, and $1.89 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 98.0%
Alabama - 2.3%
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3%, 11/01/2021	$1,060,000	$ 1,060,000
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2026	1,245,000	1,391,385
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 3.5%, 11/01/2027	1,290,000	1,451,942
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2028	1,330,000	1,566,491
Alabama Community College System, Board of Trustees Rev. (Wallace State Community College - Hanceville Rev.), BAM, 4%, 11/01/2029	1,385,000	1,647,178
Alabama Housing Finance Authority, Multi-Family Housing Rev. (Villas at Titusville II), “B”, 1.5%, 11/01/2022 (Put Date 5/01/2022)	3,000,000	3,017,123
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	15,193,667
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2023	225,000	242,576
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2024	325,000	364,127
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2025	500,000	579,828
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2026	450,000	537,899
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2027	500,000	611,917
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2028	700,000	872,792
Birmingham, AL, Airport Authority Rev., BAM, 5%, 7/01/2029	1,500,000	1,904,698
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,996,985
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 10/01/2049 (Put Date 10/01/2026)	2,555,000	2,910,415
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 0.955% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,537,720
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2022	385,000	397,573
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2023	450,000	484,882
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2025	850,000	980,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2027	$1,100,000	$ 1,333,725
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2028	610,000	755,702
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), AGM, 5%, 8/01/2029	400,000	504,994
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,345,885
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1%, 6/01/2034 (Put Date 6/26/2025)	3,000,000	3,005,701
Montgomery, AL, General Obligation, “A”, 5%, 12/01/2026	525,000	635,138
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2021	1,775,000	1,778,999
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2022	1,450,000	1,493,201
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2023	425,000	448,302
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2024	400,000	430,607
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2025	410,000	448,324
Montgomery, AL, General Obligation, “B”, 3%, 12/01/2026	250,000	277,194
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2022	720,000	756,176
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2023	710,000	776,779
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2024	750,000	850,472
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2025	785,000	918,004
Pell City, AL, Special Care Facilities Financing Authority Rev. (Noland Health Services, Inc.), “A”, 5%, 12/01/2026	1,030,000	1,235,837
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,514,577
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,799,040
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2022	150,000	150,870
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2023	125,000	130,020
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2024	100,000	107,050
University of West Alabama, General Fee Rev., AGM, 4%, 1/01/2025	150,000	164,631
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2026	180,000	208,612
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2027	100,000	118,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2028	$200,000	$ 242,042
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2029	200,000	246,756
University of West Alabama, General Fee Rev., AGM, 5%, 1/01/2030	425,000	533,046
		$82,960,213
Alaska - 0.7%
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 12/01/2023	$450,000	$ 475,058
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 3%, 6/01/2024	400,000	426,775
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2024	650,000	720,639
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2025	670,000	751,965
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 12/01/2025	1,000,000	1,135,819
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 4%, 6/01/2026	600,000	687,906
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 12/01/2026	900,000	1,086,812
Alaska Housing Finance Corp., Capital Project Bonds II, “A”, 5%, 6/01/2027	130,000	158,629
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,207,853
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2023	2,305,000	2,510,262
Alaska Municipal Bond Bank, General Obligation, Series 3, 5%, 10/01/2025	2,570,000	3,001,416
North Slope Borough, AK, General Obligation Refunding, “A”, 5%, 6/30/2024	2,000,000	2,239,963
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2024	800,000	895,985
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2025	800,000	926,052
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2026	600,000	715,610
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2027	415,000	506,054
North Slope Borough, AK, General Obligation Refunding, “B”, 5%, 6/30/2028	360,000	446,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alaska - continued
North Slope Borough, AK, General Obligation, “A”, 5%, 6/30/2023	$3,000,000	$ 3,230,305
North Slope Borough, AK, General Obligation, “B”, 5%, 6/30/2023	485,000	522,233
Northern Alaska Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “B1”, 0.5%, 6/01/2031	495,000	483,580
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2025	1,980,000	2,300,692
State of Alaska, International Airport System Rev., “C”, 5%, 10/01/2026	1,455,000	1,734,495
		$26,164,585
Arizona - 1.4%
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 4%, 7/01/2023	$130,000	$ 137,708
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2024	125,000	139,307
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2025	145,000	166,612
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2027	160,000	192,578
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2028	125,000	153,335
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2029	125,000	156,037
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2030	135,000	171,171
Arizona Industrial Development Authority Education Rev. (Greathearts Arizona Projects), “A”, 5%, 7/01/2031	125,000	160,929
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.4%, 7/01/2022	175,000	175,147
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.5%, 7/01/2023	200,000	200,530
Arizona Industrial Development Authority Education Rev. (Kipp NYC Public Charter Schools - Gerard Facility Project), “C”, 1.8%, 7/01/2024	225,000	225,766
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2024	500,000	551,417
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2025	400,000	457,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2028	$1,000,000	$ 1,239,954
Arizona Industrial Development Authority Hospital Rev. (Phoenix Children's Hospital), “A”, 5%, 2/01/2030	300,000	386,659
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,345,355
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 5%, 6/01/2049 (Put Date 6/03/2024)	7,500,000	8,341,184
Coconino County, AZ, Pollution Control Corp., “A”, 1.875%, 9/01/2032 (Put Date 3/31/2023)	1,395,000	1,420,560
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	1,300,000	1,448,789
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	1,400,000	1,611,952
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	790,000	909,601
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,200,000	1,417,454
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	540,000	637,854
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,120,000	1,352,132
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	720,000	869,228
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	850,000	1,046,935
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	1,100,000	1,151,700
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,070,619
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2023	125,000	132,025

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2024	$135,000	$ 146,220
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2025	175,000	193,648
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2026	200,000	225,207
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2027	200,000	228,413
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2028	325,000	375,619
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2029	250,000	291,912
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “A”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	905,000	892,156
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	455,000	448,543
Peoria, AZ, Vistancia Community Facilities District, BAM, 3%, 7/15/2022	350,000	356,554
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2023	800,000	848,918
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2024	575,000	625,999
Peoria, AZ, Vistancia Community Facilities District, BAM, 4%, 7/15/2026	900,000	1,020,731
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025 (n)	1,015,000	1,074,755
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	2,050,000	2,141,257
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2023	150,000	160,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2024	$400,000	$ 441,728
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2026	250,000	292,094
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2027	600,000	717,571
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC-Arizona State University Project), “A”, 5%, 7/01/2028	150,000	182,218
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,031,578
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2022	210,000	215,787
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2023	215,000	226,058
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2024	225,000	241,237
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “A”, 4%, 12/01/2025	275,000	299,489
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village of Tempe Project), “C-2”, 1.125%, 12/01/2026	3,350,000	3,303,340
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,200,000	1,244,792
		$49,496,129
Arkansas - 0.5%
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	$8,000,000	$ 9,468,459
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2024	200,000	211,775
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2025	150,000	160,992
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2026	185,000	200,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2027	$95,000	$ 103,987
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2028	230,000	253,393
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	384,171
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2022	250,000	258,241
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2024	400,000	445,830
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), 5%, 8/01/2026	665,000	785,195
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	590,724
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2025	1,000,000	1,167,804
Fayetteville, AR, Sales and Use Tax, Capital Improvement Rev., “A”, 5%, 11/01/2026	1,900,000	2,279,112
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	315,208
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,820,873
		$18,446,624
California - 5.6%
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 5%, 10/01/2022	$6,665,000	$ 6,957,762
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2023	300,000	315,933
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2024	350,000	388,663
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2025	350,000	402,030
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2026	370,000	437,791
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2027	800,000	971,366
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2028	850,000	1,056,034
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2029	400,000	506,297
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2031	800,000	1,023,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	$4,560,000	$ 4,559,998
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “B”, FLR, 0.75% (MUNIPSA + 0.70%), 12/01/2050 (Put Date 6/01/2026)	1,440,000	1,462,520
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	11,375,000	11,778,841
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,295,549
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,172,274
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 0.3%, 7/01/2041 (Put Date 4/01/2022)	5,000,000	5,001,534
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	1,455,000	1,519,352
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,450,661
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2022	245,000	252,832
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2023	290,000	308,461
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2024	380,000	415,341
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2025	400,000	446,960
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-3”, 2.125%, 11/15/2027 (n)	2,565,000	2,581,063
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2024 (w)	7,000,000	7,728,492
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 8/01/2025 (w)	6,000,000	6,842,733
California Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 2/01/2031	1,155,000	1,517,828
California Public Works Board Lease Rev., “A”, 5%, 2/01/2030	8,000,000	10,318,130
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2024 (n)	325,000	362,425
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2025 (n)	335,000	385,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (Prerefunded 8/01/2025) (n)	$25,000	$ 29,163
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2026 (n)	275,000	315,647
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2024 (n)	25,000	28,144
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), ETM, 5%, 8/01/2025 (n)	30,000	34,995
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2022 (n)	1,120,000	1,146,034
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2023 (n)	1,245,000	1,316,033
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	1,335,000	1,462,105
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 0.518%, 4/01/2022	500,000	500,015
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 0.638%, 4/01/2023	1,260,000	1,257,910
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 1.028%, 4/01/2024	1,125,000	1,121,833
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “B”, 1.31%, 4/01/2025	1,195,000	1,188,395
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2026	1,300,000	1,554,941
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	467,356
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	945,000	955,051
Hastings College of the Law, CA, AGM, 5%, 4/01/2026	305,000	358,435
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2022	1,630,000	1,693,984
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, AGM, 5%, 9/01/2023	1,630,000	1,768,727
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2022	235,000	244,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Los Angeles County, CA, Redevelopment Authority Tax Allocation Refunding Rev., “D”, ETM, AGM, 5%, 9/01/2023	$235,000	$ 255,127
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2025	1,180,000	1,357,440
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2026	1,185,000	1,403,656
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2027	1,230,000	1,491,143
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2028	1,250,000	1,546,161
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2029	1,410,000	1,776,928
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B”, 5%, 5/15/2026	1,350,000	1,599,101
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2022	2,750,000	2,815,147
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2023	3,385,000	3,623,124
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,300,000	1,444,227
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,187,679
San Diego County, CA, Regional Transportation Commission Sales Tax Rev., “A”, 3%, 10/01/2022	6,665,000	6,836,106
San Diego, CA, Association of Governments Capital Grant Receipts Rev. (Mid-Coast Corridor Transit Project), 1.8%, 11/15/2027	3,535,000	3,675,158
San Francisco, CA, City & County Airports Commission, International Airport Rev. (SFO Fuel Company LLC), “A”, 5%, 1/01/2027	2,205,000	2,649,819
San Francisco, CA, City & County Unified School District Rev., 2%, 12/31/2021	17,000,000	17,053,405
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,597,069
State of California, 5%, 8/01/2026	3,490,000	4,194,316
State of California, 5%, 8/01/2027	5,750,000	6,594,192
State of California, Various Purpose General Obligation, 4%, 12/01/2024	4,000,000	4,442,509
State of California, Various Purpose General Obligation, 5%, 12/01/2031	1,830,000	2,188,314
State of California, Various Purpose General Obligation Refunding, 5%, 12/01/2024	5,000,000	5,706,107

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2027	$12,360,000	$ 15,287,640
State of California, Various Purpose General Obligation Refunding, 5%, 9/01/2029	8,500,000	10,972,270
State of California, Various Purpose General Obligation Refunding, 5%, 4/01/2031	3,500,000	4,443,564
Sweetwater, CA, Union High School District, 5%, 8/01/2031	1,665,000	1,929,361
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2026	1,150,000	1,378,243
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2028	1,000,000	1,254,353
Transbay Joint Powers Authority, CA, Senior Tax Allocation, “A”, 5%, 10/01/2029	1,100,000	1,406,908
University of California Regents, Limited Project Rev., “S”, 5%, 5/15/2024 (w)	4,000,000	4,401,602
		$205,414,142
Colorado - 1.3%
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2021	$150,000	$ 150,539
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2021	100,000	100,531
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2022	165,000	172,867
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2022	100,000	104,939
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2023	195,000	212,659
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2023	120,000	131,040
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2024	400,000	452,142
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2024	135,000	152,755
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2025	175,000	203,883
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2025	125,000	144,642
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2026	195,000	233,434
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2026	135,000	156,040

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/01/2027	$200,000	$ 244,887
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2029	1,040,000	1,148,198
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	1,515,000	1,521,379
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	310,000	313,950
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	630,000	665,620
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	556,317
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	65,000	67,114
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2025	205,000	237,429
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2026	255,000	303,309
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2027	215,000	261,325
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2028	400,000	496,040
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2029	625,000	788,118
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2030	720,000	921,914
Colorado Health Facilities Authority Hospital Rev. (Boulder Community Health Project), 5%, 10/01/2031	850,000	1,086,211
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2022	175,000	175,721
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2023	55,000	56,560
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2024	330,000	346,701
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2025	390,000	416,887
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2026	320,000	346,641
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2027	495,000	542,821
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2028	460,000	508,591

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2029	$430,000	$ 478,317
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2030	500,000	557,905
Colorado Health Facilities Authority Rev. (Christian Living Neighborhoods), 4%, 1/01/2031	960,000	1,064,128
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2026	1,500,000	1,791,078
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-1”, 5%, 8/01/2027	2,000,000	2,444,882
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2026	2,160,000	2,579,153
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,164,222
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,833,825
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,545,000	4,653,157
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 7/15/2023	100,000	104,263
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2024	400,000	437,579
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2024	300,000	334,114
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2025	325,000	367,366
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2025	400,000	458,875
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 3%, 1/15/2026	600,000	648,481
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2026	300,000	353,363
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2027	500,000	595,545
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2027	600,000	722,374
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 1/15/2028	1,075,000	1,306,998
Colorado Regional Transportation District (Denver Transit Partners Eagle P-3 Project), “A”, 5%, 7/15/2028	850,000	1,044,081
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,687,206

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	$2,000,000	$ 2,315,274
E-470 Public Highway Authority Rev., CO, “A”, 5%, 9/01/2027	2,000,000	2,454,547
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,645,955
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,090,558
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2025	500,000	582,524
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2026	1,300,000	1,559,794
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2027	1,270,000	1,514,752
		$49,011,520
Connecticut - 1.6%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$ 2,101,380
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,979,033
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	2,024,785
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2022	250,000	257,772
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2023	250,000	268,529
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2024	250,000	278,472
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2025	250,000	287,653
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2026	250,000	295,804
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2027	830,000	1,006,079
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2028	1,030,000	1,276,045
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2029	745,000	941,037
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2030	400,000	514,245
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “K”, 5%, 7/01/2031	825,000	1,051,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - continued
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2022	$400,000	$ 409,487
Connecticut Health & Educational Facilities Authority Rev. (Stamford Hospital), “L-1”, 4%, 7/01/2023	495,000	523,837
Hamden, CT, General Obligation, BAM, 3%, 8/15/2022	100,000	102,108
Hamden, CT, General Obligation, BAM, 4%, 8/15/2023	300,000	319,205
Hamden, CT, General Obligation, BAM, 4%, 8/15/2025	400,000	450,372
Hamden, CT, General Obligation, BAM, 4%, 8/15/2026	155,000	178,018
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	3,775,000
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,282,786
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,370,220
New Haven, CT, General Obligation, “B”, BAM, 5%, 8/01/2027	3,520,000	4,296,391
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2024	1,280,000	1,440,295
State of Connecticut, “D”, BAM, 4%, 8/15/2030	11,250,000	12,796,305
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 9/01/2023	2,005,000	2,176,800
State of Connecticut, Special Tax Obligation Rev., Infrastructure Purposes, “A”, 5%, 5/01/2025	2,000,000	2,313,016
State of Connecticut, Special Tax Obligation Rev., Infrastructure Purposes, “A”, 5%, 5/01/2026	2,250,000	2,684,241
University of Connecticut, General Obligation, “A”, BAM, 5%, 1/15/2028	1,720,000	2,085,459
West Haven, CT, General Obligation, BAM, 3%, 3/15/2022	335,000	338,320
West Haven, CT, General Obligation, BAM, 4%, 3/15/2023	250,000	262,247
West Haven, CT, General Obligation, BAM, 4%, 3/15/2025	420,000	467,394
West Haven, CT, General Obligation, BAM, 4%, 3/15/2026	200,000	227,309
West Haven, CT, General Obligation, BAM, 4%, 3/15/2027	200,000	231,215
West Haven, CT, General Obligation, BAM, 4%, 3/15/2028	215,000	251,824
West Haven, CT, General Obligation, BAM, 4%, 3/15/2029	200,000	236,818
West Haven, CT, General Obligation, BAM, 4%, 3/15/2030	125,000	149,194
		$58,650,277
Delaware - 0.3%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$ 228,573
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	275,000	287,316
Delaware Economic Development Authority, Exempt Facility Refunding Rev. (NRG Energy Project), “A”, 1.25%, 10/01/2045 (Put Date 10/01/2025)	3,750,000	3,746,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Delaware - continued
Delaware Economic Development Authority, Gas Facilities Rev. (Delmarva Power and Light Co. Project), “A”, 1.05%, 1/01/2031 (Put Date 7/01/2025)	$5,985,000	$ 6,043,960
		$10,306,052
District of Columbia - 0.5%
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	$1,045,000	$ 1,230,562
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,036,274
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-2”, 0.5%, 3/01/2027 (Put Date 10/01/2024)	2,415,000	2,405,101
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-3”, 0.9%, 10/01/2024	1,400,000	1,390,121
Metropolitan Washington, D.C., Airport Authority System Refunding Rev., “A”, 5%, 10/01/2026	7,000,000	8,340,938
		$18,402,996
Florida - 4.2%
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2021	$600,000	$ 602,258
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2022	600,000	629,945
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,055,205
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,125,542
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,220,694
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	595,765
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	707,989
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2022	1,050,000	1,069,971
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2023	700,000	744,817
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2024	1,000,000	1,105,169

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2025	$400,000	$ 457,510
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2026	285,000	335,472
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2027	880,000	1,061,261
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2028	625,000	769,292
Florida Development Finance Corp. Educational Facilities Rev. (Nova Southeastern University Project), “A”, 5%, 4/01/2029	500,000	627,104
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “B-2”, 1.75%, 6/01/2026 (n)	215,000	213,030
Florida Higher Educational Facilities Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	600,000	611,907
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2027	480,000	576,836
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2028	1,500,000	1,836,927
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2029	1,295,000	1,612,337
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2030	1,990,000	2,459,373
Florida Housing Finance Corp, Multi-Family Housing Rev. (Azure Estates), “J”, 1.45%, 3/01/2023 (Put Date 3/01/2022)	11,000,000	11,040,242
Florida Housing Finance Corp., Multi-Family Mortgage Rev. (Valencia Park Apartments) “A”, 0.25%, 12/01/2023 (Put Date 12/01/2022)	9,000,000	8,991,517
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2023	2,350,000	2,515,682
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2024	2,500,000	2,783,316
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2025	5,115,000	5,890,498
Hillsborough County, FL, Wastewater Impact Fee Assessment Rev., 5%, 5/01/2026	2,425,000	2,874,058
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2023	2,625,000	2,850,841
Lee County, FL, Airport Refunding Rev., “A”, 5%, 10/01/2024	4,250,000	4,790,365
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2025	1,820,000	2,114,013
Lee County, FL, Airport Rev., “A”, 5%, 10/01/2026	5,340,000	6,365,774
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2026	1,660,000	1,978,874
Lee County, FL, Airport Rev., “B”, 5%, 10/01/2027	4,095,000	4,982,553

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lee Memorial Health System, FL, Hospital Rev., “A-2”, 5%, 4/01/2033 (Put Date 4/01/2026)	$5,135,000	$ 5,943,016
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	200,334
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	452,131
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2023	2,640,000	2,876,158
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2024	2,500,000	2,825,628
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2025	1,500,000	1,749,265
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2029 (Prerefunded 10/01/2022)	17,000,000	17,730,682
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Cabana Club Apartments), 1.4%, 4/01/2023 (Put Date 4/01/2022)	1,170,000	1,170,715
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Liberty Square Phase Two LLC Project), 1.42%, 11/01/2040 (Put Date 5/01/2022)	5,250,000	5,277,881
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Park City Apartments), 0.35%, 4/01/2023 (Put Date 4/01/2022)	11,900,000	11,900,530
Miami-Dade County, FL, Housing Finance Authority Multi-Family Rev. (Platform 3750), GNMA, 0.25%, 8/01/2024 (Put Date 8/01/2023)	2,215,000	2,214,757
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	320,000	342,974
Miami-Dade County, FL, Seaport Rev., “B”, 5%, 10/01/2023	1,500,000	1,631,161
Okeechobee County, FL, Solid Waste Disposal Rev. (Waste Management, Inc./Okeechobee Landfill Project), “A”, 0.55%, 7/01/2039 (Put Date 7/01/2024)	775,000	771,122
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,870,638
Orange County, FL, Housing Finance Authority, Multi-Family Housing Rev. (Dunwoodie Place Apartments), “A”, 0.2%, 9/01/2024 (Put Date 9/01/2023)	4,700,000	4,689,508
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 5%, 8/15/2022	500,000	518,544
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,204,657
Pasco County, FL, School Board Refunding Certificates of Participation, “A”, 5%, 8/01/2025	100,000	115,907
Pinellas County, FL, Housing Finance Authority Multi-Family Housing Rev. (Lexington Club at Renaissance Square Apartments), 0.3%, 4/01/2023 (Put Date 4/01/2022)	6,500,000	6,500,131

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2022	$110,000	$ 113,239
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2023	115,000	121,048
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2024	140,000	150,050
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2025	180,000	195,802
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2022	50,000	51,561
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2023	100,000	107,707
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2024	100,000	111,897
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2025	100,000	115,650
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2026	100,000	119,027
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2027	180,000	219,512
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2028	230,000	286,607
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2029	225,000	285,705
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2030	250,000	322,814
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 5%, 7/01/2031	300,000	383,510
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2026	200,000	238,737
Wildwood, FL, Utility Dependent District Utility Rev. (South Sumter Utility Project), BAM, 5%, 10/01/2027	200,000	243,859
		$153,648,601
Georgia - 3.7%
Appling County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Hatch Project), “A”, 1.5%, 1/01/2038 (Put Date 2/03/2025)	$2,500,000	$ 2,561,554
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2022	2,025,000	2,089,200
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2023	1,150,000	1,239,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2024	$845,000	$ 943,859
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2025	1,000,000	1,153,355
Atlanta, GA, Airport General Refunding Rev., “C”, 5%, 7/01/2026	730,000	864,481
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “A”, 2.375%, 1/01/2031	1,000,000	1,033,223
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,176,889
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), 1.55%, 8/01/2043 (Put Date 8/19/2022)	3,000,000	3,029,265
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Bowen Project), VRDN, 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,138,411
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2026	1,250,000	1,496,707
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2027	1,550,000	1,905,595
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2028	1,665,000	2,096,693
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2029	1,680,000	2,161,546
Brookhaven, GA, Development Authority Rev. (Children's Healthcare of Atlanta, Inc.), “A”, 5%, 7/01/2030	1,250,000	1,604,609
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.25%, 10/01/2032 (Put Date 5/25/2023)	2,885,000	2,965,243
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.5%, 1/01/2040 (Put Date 2/03/2025)	2,030,000	2,079,982
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 1.55%, 12/01/2049 (Put Date 8/19/2022)	4,000,000	4,039,020
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Vogtle Project), 2.925%, 11/01/2053 (Put Date 3/12/2024)	5,000,000	5,267,328
Carroll County, GA, School District General Obligation, 5%, 4/01/2024	675,000	751,167
Carroll County, GA, School District General Obligation, 5%, 4/01/2025	700,000	807,570
Carroll County, GA, School District General Obligation, 5%, 4/01/2026	1,100,000	1,309,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Carroll County, GA, School District General Obligation, 5%, 4/01/2027	$750,000	$ 916,861
Carroll County, GA, School District General Obligation, 5%, 4/01/2028	500,000	625,579
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2022	450,000	458,730
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2023	520,000	553,981
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2024	535,000	593,724
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2025	800,000	920,289
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2026	1,715,000	2,033,445
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2027	500,000	608,279
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2028	500,000	621,708
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2029	580,000	735,387
Cobb County, GA, Kennestone Hospital Authority Rev. (WellStar Health System, Inc. Project), “B”, 5%, 4/01/2030	440,000	567,261
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2022	575,000	583,606
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2024	590,000	650,906
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2025	610,000	697,181
Dalton, GA, Combined Utilities Rev., 5%, 3/01/2028	1,530,000	1,889,245
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	8,813,663
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,416,860
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 0.805% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	10,060,255
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	3,610,000	3,968,045
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	16,910,000	19,246,725
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, FLR, 0.885% (67% of LIBOR - 1mo. + 0.83%), 8/01/2048 (Put Date 12/01/2023)	8,420,000	8,495,095
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2027	850,000	1,021,947

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2028	$1,285,000	$ 1,576,391
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2029	1,110,000	1,383,133
Georgia Municipal Electric Authority (Project One), “A”, 5%, 1/01/2030	1,170,000	1,479,687
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,883,417
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.25%, 7/01/2025	5,500,000	5,682,885
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), VRDN, 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,752,268
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Dallas Manor Apartment Project), 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,000,000	1,991,547
Northwest, GA, Housing Authority Multi-Family Housing Rev. (Spring Grove Apartment Project), 0.25%, 10/01/2024 (Put Date 10/01/2023)	2,250,000	2,240,490
		$137,183,452
Guam - 0.3%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2028	$400,000	$ 481,988
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,209,741
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 5%, 10/01/2023	905,000	983,624
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 2.499%, 10/01/2025	620,000	621,354
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 2.899%, 10/01/2027	840,000	837,318
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.099%, 10/01/2028	1,880,000	1,876,967
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.339%, 10/01/2030	615,000	616,760
Guam International Airport Authority Rev. (A.B. Won Pat Airport), “A”, 3.489%, 10/01/2031	450,000	454,597
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	531,626
		$9,613,975

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.1%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$ 2,489,694
Hawaii Harbor System Rev., “A”, 5%, 7/01/2024	250,000	278,895
Hawaii Harbor System Rev., “A”, 5%, 7/01/2025	350,000	403,537
Hawaii Harbor System Rev., “A”, 5%, 7/01/2027	250,000	303,342
Hawaii Harbor System Rev., “A”, 5%, 7/01/2028	1,000,000	1,240,323
Hawaii Harbor System Rev., “A”, 5%, 7/01/2029	500,000	632,399
		$5,348,190
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,354,263
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,536,157
Idaho Housing and Finance Association Multi-Family Housing Rev. (Sunset Landing Apartments Project ), “A”, 0.7%, 7/01/2024	1,840,000	1,836,688
		$6,727,108
Illinois - 9.4%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$ 1,656,671
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,716,218
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,007,583
Chicago, IL, “A”, 5%, 1/01/2028	5,000,000	6,046,858
Chicago, IL, “A”, 5%, 1/01/2029	3,000,000	3,686,554
Chicago, IL, “A”, 5%, 1/01/2031	2,000,000	2,421,098
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	3,875,000	4,118,083
Chicago, IL, Board of Education (School Reform), “A”, NPFG, 5.25%, 12/01/2023	5,735,000	6,094,763
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2022	785,000	779,956
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2023	675,000	664,531
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	4,435,000	3,931,181
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2022	1,855,000	1,843,081
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2023	8,170,000	8,043,290
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	1,925,000	1,796,883

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “A”, AAC, 5.5%, 12/01/2024	$5,430,000	$ 6,161,578
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,914,807
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	3,000,000	3,594,581
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,367,201
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,806,143
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,616,637
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	12,211,516
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	6,640,000	6,289,950
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	4,550,000	5,138,470
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2028	3,160,000	3,445,564
Chicago, IL, General Obligation, “C”, 5%, 1/01/2024	1,210,000	1,218,437
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 6/15/2024	7,075,000	6,898,934
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NPFG, 0%, 12/15/2026	1,275,000	1,183,098
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,233,856
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	864,409
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,675,333
Chicago, IL, O'Hare International Airport, Passenger Facility Charge Rev., “B”, 5%, 1/01/2030	580,000	585,432
Chicago, IL, Park District General Obligation, “D”, 4%, 1/01/2023	330,000	343,726
Chicago, IL, Park District General Obligation, “E”, 4%, 1/01/2023	555,000	578,085
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,345,016

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2023	$700,000	$ 749,825
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), 5%, 6/01/2024	1,200,000	1,336,295
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2022	285,000	292,619
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2023	270,000	289,352
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2024	285,000	317,682
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2025	150,000	173,026
Chicago, IL, Transit Authority Capital Grant Receipts Refunding Rev. (Federal Transit Administration Section 5337 State Of Good Repair Formula Funds), 5%, 6/01/2026	115,000	136,675
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2022	875,000	898,237
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,600,000	3,084,896
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,410,181
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,994,733
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,679,092
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	601,050
Cook County, IL, General Obligation Refunding, “A”, 3%, 11/15/2021	1,000,000	1,001,028
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2022	4,000,000	4,198,436
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2023	1,250,000	1,369,738
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2024	1,500,000	1,702,780
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2025	1,000,000	1,172,216
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2026	3,900,000	4,706,161
Cook County, IL, General Obligation Refunding, “A”, 5%, 11/15/2027	2,000,000	2,463,386

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	$10,000,000	$ 10,474,263
Cook County, IL, Sales Tax Rev., “A”, 5%, 11/15/2029	675,000	860,537
Cook County, IL, School District No. 111, General Obligation, AGM, 4%, 12/01/2029	550,000	631,259
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2029	935,000	1,157,006
Cook County, IL, School District No. 111, General Obligation, BAM, 5%, 12/01/2030	1,040,000	1,281,204
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,292,244
Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,375,930
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2024	215,000	235,265
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2025	450,000	503,097
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2026	550,000	626,000
DuPage County, IL, Carol Stream Park District, “C”, BAM, 4%, 11/01/2031	925,000	1,078,867
East Moline, IL, General Obligation, BAM, 0.926%, 1/15/2023	250,000	250,475
East Moline, IL, General Obligation, BAM, 1.21%, 1/15/2024	325,000	325,457
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2022	380,000	389,296
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2023	260,000	272,474
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2024	270,000	288,266
Franklin Park, IL, General Obligation Refunding Debt Certificates, “A”, BAM, 3%, 10/01/2025	275,000	297,499
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-1”, 4%, 11/01/2030	2,325,000	2,600,876
Illinois Finance Authority Rev. (Advocate Health Care Network), “A-2”, 4%, 11/01/2030	2,330,000	2,605,989
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2025	1,485,000	1,731,123
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2026	1,925,000	2,309,028
Illinois Finance Authority Rev. (Carle Foundation), “A”, 5%, 8/15/2027	2,165,000	2,657,072
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	421,615

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	$350,000	$ 384,247
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	939,776
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	375,000	389,939
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, ETM, 4%, 5/15/2023	45,000	47,496
Illinois Finance Authority Rev. (Northshore University Health System), “A”, 5%, 8/15/2023	1,000,000	1,083,857
Illinois Finance Authority Rev. (OSF Healthcare System), “B-1”, 5%, 5/15/2050 (Put Date 11/15/2024)	4,000,000	4,450,221
Illinois Finance Authority Rev. (OSF Healthcare System), “B-2”, 5%, 5/15/2050 (Put Date 11/15/2026)	4,500,000	5,323,726
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	3,900,000	4,139,120
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	858,260
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	882,849
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2023	1,400,000	1,524,953
Illinois Finance Authority Rev. (University of Chicago), “A”, 5%, 10/01/2025	2,995,000	3,502,828
Illinois Finance Authority Taxable Rev. (Christian Horizons Obligated Group), “B”, 3.25%, 5/15/2027	1,400,000	1,401,370
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2027	250,000	305,144
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2028	195,000	243,131
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2029	250,000	317,597
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2030	250,000	315,274
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2031	235,000	295,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2024	$1,350,000	$ 1,501,852
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	750,000	861,492
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2025	225,000	258,447
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	1,300,000	1,530,377
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2026	240,000	282,531
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	1,250,000	1,500,731
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2027	850,000	1,020,497
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2028	750,000	917,876
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 5%, 7/01/2029	600,000	744,571
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	430,000	444,391
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2024	500,000	559,712
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2026	500,000	591,561
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2027	500,000	604,557
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2028	500,000	617,077

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2030	$500,000	$ 636,410
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2031	500,000	633,731
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2032	425,000	537,175
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 5%, 10/01/2033	500,000	630,701
Illinois Finance Authority, Water Facilities Refunding Rev. (American Water Capital Corp. Project), 0.7%, 5/01/2040 (Put Date 9/01/2023)	950,000	949,612
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,679,184
Illinois Regional Transportation Authority, General Obligation Refunding Rev., “A”, NPFG, 6%, 7/01/2029	340,000	428,575
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2025	3,250,000	3,684,585
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	3,300,000	3,855,388
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	2,500,000	3,000,142
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	2,405,000	3,009,691
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	965,000	1,060,996
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2025	340,000	393,892
Kane County, IL, School District No. 131 Rev., “A”, AGM, 5%, 12/01/2026	665,000	790,621
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2025	700,000	810,954
Kane County, IL, School District No. 131 Rev., “B”, AGM, 5%, 12/01/2026	410,000	487,450
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2023	200,000	208,367
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2025	545,000	603,210
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2027	300,000	347,090

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2028	$300,000	$ 344,445
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2031	1,800,000	2,032,647
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 3.375%, 12/01/2027	100,000	105,701
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	450,000	526,245
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	465,000	543,786
Madison, Macoupin, Etc. Counties, IL, Community College District No. 536, BAM, 5%, 11/01/2027	1,485,000	1,678,775
Metropolitan Pier & Exposition Authority Refunding Rev. (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	2,385,000	2,245,762
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	3,110,000	3,653,201
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2025	80,000	87,331
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2027	165,000	185,915
Newport Township, IL, Fire Protection District, BAM, 4%, 1/01/2028	170,000	193,264
Northern Illinois Municipal Power Agency Project, Refunding Rev. (Prairie State Project), “A”, 4%, 12/01/2033	105,000	119,134
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2022	275,000	280,289
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2023	120,000	127,648
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2024	525,000	579,546
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2025	425,000	484,558
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2026	690,000	807,949
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2027	525,000	629,162
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2028	640,000	783,334
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2030	1,000,000	1,269,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 5%, 4/01/2032	$1,325,000	$ 1,666,906
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2025	325,000	376,004
Northern Illinois University, Auxiliary Facilities System Rev., BAM, 5%, 10/01/2026	250,000	296,570
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2025	700,000	783,050
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2026	1,000,000	1,139,706
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 4%, 12/01/2027	1,270,000	1,468,579
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2028	1,200,000	1,472,117
Peoria, IL, Public Building Commission, School District Facilities Rev., “A”, AGM, 5%, 12/01/2029	4,430,000	5,414,462
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	519,656
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2022	705,000	719,431
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2023	1,000,000	1,054,637
Sangamon County, IL, Springfield School District No. 186, “C”, AGM, 4%, 6/01/2024	785,000	854,923
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2023	650,000	683,982
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2025	1,200,000	1,329,997
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2027	1,700,000	1,950,370
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,144,773
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,536,473
State of Illinois, 5%, 2/01/2025	6,190,000	7,019,213
State of Illinois, AGM, 5%, 2/01/2027	910,000	998,373
State of Illinois, AGM, 4%, 2/01/2030	380,000	431,132
State of Illinois, NPFG, 6%, 11/01/2026	4,065,000	4,834,581
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,785,162
State of Illinois, “A”, 5%, 11/01/2027	5,365,000	6,432,668
State of Illinois, “C”, 5%, 6/15/2022	2,105,000	2,166,419
State of Illinois, “C”, 5%, 6/15/2023	2,000,000	2,144,514
State of Illinois, “A”, 5%, 12/01/2024	220,000	248,245
State of Illinois, General Obligation, “A”, 5%, 3/01/2022	110,000	111,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, General Obligation, “A”, 5%, 3/01/2023	$2,750,000	$ 2,916,474
State of Illinois, General Obligation, “B”, 5%, 3/01/2022	3,500,000	3,554,989
State of Illinois, General Obligation, “B”, 5%, 3/01/2023	3,500,000	3,711,876
State of Illinois, General Obligation, “C”, 4%, 3/01/2022	8,500,000	8,605,482
State of Illinois, General Obligation, “C”, 4%, 3/01/2023	7,000,000	7,330,989
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	365,000	393,372
State of Illinois, Sales Tax Rev., BAM, 5%, 6/15/2025	240,000	257,186
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	427,091
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,043,633
		$343,612,893
Indiana - 2.4%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$ 1,121,525
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2023	200,000	212,159
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2024	360,000	387,860
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2024	640,000	699,292
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2025	655,000	725,004
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2025	570,000	638,516
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 1/15/2026	890,000	1,006,270
Dekalb & Steuben Counties, GA, Central School Buildings Corp. Property Tax, 4%, 7/15/2026	855,000	976,453
Elkhart County, IN, Middlebury Community Schools, 3%, 7/15/2022	1,000,000	1,019,798
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,138,116
Indiana Finance Authority Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	1,655,000	1,630,995
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.67%, 11/15/2022	300,000	299,891
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.72%, 11/15/2023	300,000	298,908
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 1.99%, 11/15/2024	350,000	347,569

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (BHI Senior Living), “B”, 2.52%, 11/15/2026	$515,000	$ 508,851
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,011,609
Indiana Finance Authority Taxable Refunding Rev. (BHI Senior Living), “B”, 3.21%, 11/15/2028	115,000	113,462
Indiana Finance Authority, Educational Facilities Rev. (Butler University Project), 4%, 2/01/2026	425,000	480,799
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2022	200,000	208,238
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2023	200,000	215,529
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2026	270,000	316,481
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2027	740,000	897,181
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2028	775,000	940,185
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2029	1,140,000	1,388,418
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 5%, 11/01/2030	985,000	1,193,768
Indiana Finance Authority, Hospital Rev. (Goshen Health), “A”, 2.1%, 11/01/2049 (Put Date 11/01/2026)	2,700,000	2,816,984
Indiana Finance Authority, Hospital Rev. (Indiana University Health Obligated Group), “B”, 1.65%, 12/01/2042 (Prerefunded 1/01/2022)	3,000,000	3,007,003
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,093,262
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2023	1,000,000	1,052,469
Indianapolis, IN, Local Public Improvement (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,000,000	1,130,022
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2022	1,150,000	1,181,292
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2023	1,400,000	1,502,191
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2024	1,800,000	2,005,427
Indianapolis, IN, Local Public Improvement, “A”, 5%, 6/01/2025	3,415,000	3,935,287
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2028	1,100,000	1,372,250
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2029	1,000,000	1,276,494
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2030	1,300,000	1,650,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Indianapolis, IN, Local Public Improvement, Community Justice Campus (Courthouse and Jail Project), “A”, 5%, 2/01/2031	$1,500,000	$ 1,895,533
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2022	130,000	130,988
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2022	125,000	128,244
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2023	225,000	234,829
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2023	335,000	355,366
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2024	680,000	732,000
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2024	690,000	753,729
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2025	355,000	392,703
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2025	360,000	402,852
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2026	365,000	411,232
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2026	375,000	426,598
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2027	390,000	449,786
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2028	395,000	458,358
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2028	405,000	473,642
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2029	350,000	411,997
Jefferson County, ID, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2029	425,000	503,169
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2027	120,000	137,484
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 1/15/2030	430,000	511,894
Jefferson County, IN, Jail Building Corp., Lease Rental Rev., BAM, 4%, 7/15/2030	435,000	521,458
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,734,433
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,757,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	$1,210,000	$ 1,437,461
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	1,515,000	1,822,317
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,217,478
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,233,219
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,768,021
Mount Vernon, IN, Environmental Improvement Rev. (Southern Indiana Gas and Electric Co. Project), 0.875%, 9/01/2055 (Put Date 9/01/2023)	2,045,000	2,043,610
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	700,000	743,961
Warrick County, IN, Environmental Improvement Rev. (Southern Indiana Gas And Electric Co.), 0.875%, 9/01/2055 (Put Date 9/01/2023)	1,290,000	1,289,123
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	8,488,373
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 12/01/2044 (Put Date 6/05/2026)	6,590,000	7,825,498
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,178,785
		$87,671,422
Iowa - 0.3%
Iowa Finance Authority, Solid Waster Facility Rev. (Gevo NW Iowa RNG, LLC Project), 1.5%, 1/01/2042 (Put Date 4/01/2024)	$5,500,000	$ 5,533,658
Iowa Higher Education Loan Authority Rev. (Private Education Working Capital Loan Program), “A”, 2%, 5/19/2022	1,250,000	1,260,990
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,441,016
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,125,455
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,644,691
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 0.375%, 6/01/2030	855,000	854,331
		$11,860,141

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2022 (n)	$1,200,000	$ 1,217,335
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2024 (n)	1,300,000	1,387,416
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2028	460,000	539,356
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2029	450,000	524,850
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2030	325,000	377,446
Lyon County, KS, Unified School District No. 253, 4%, 9/01/2031	350,000	405,617
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2025	85,000	91,241
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2026	320,000	347,875
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2027	330,000	361,393
Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills), “A”, 4%, 6/01/2028	300,000	330,590
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2026	1,770,000	1,875,944
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2027	1,865,000	1,983,074
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2028	1,960,000	2,083,858
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2029	2,060,000	2,192,264
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2030	2,165,000	2,300,769
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Convention Center Hotel), 5%, 3/01/2031	2,270,000	2,412,048
		$18,431,076
Kentucky - 1.9%
Bowling Green, KY, Water and Sewer Rev., AGM, 5%, 6/01/2028	$1,845,000	$ 2,190,750
Bowling Green, KY, Water and Sewer Rev., AGM, 4%, 6/01/2030	2,180,000	2,472,322
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	10,000,000	10,560,887
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 4%, 7/01/2022	375,000	384,326

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2023	$350,000	$ 377,097
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2024	225,000	252,279
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2025	270,000	312,787
Hazard, KY, Healthcare Rev. (Appalachian Regional Healthcare Project), 5%, 7/01/2026	225,000	268,037
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	2,000,565
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,346,421
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	3,147,728
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	235,000	234,825
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2022	300,000	307,967
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2023	350,000	374,049
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2024	700,000	772,844
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2025	1,350,000	1,532,043
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2026	2,000,000	2,309,607
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2027	3,000,000	3,509,235
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2028	1,150,000	1,356,069
Kentucky Higher Education Student Loan Corp. Rev., “A-1”, 5%, 6/01/2029	700,000	833,947
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2024	95,000	107,063
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2025	160,000	185,887
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2027	285,000	348,112
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2028	180,000	224,676
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2029	150,000	190,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky State University Certificates of Participation, BAM, 5%, 11/01/2031	$360,000	$ 474,576
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,290,825
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,210,056
Owen County, KY, Water Facilities Refunding Rev. (Kentucky-American Water Co. Project), 0.7%, 6/01/2040 (Put Date 9/01/2023)	850,000	849,190
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	11,785,000	12,932,604
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	15,000,000	16,601,040
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,135,647
		$71,094,166
Louisiana - 1.8%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2022	$200,000	$ 202,378
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2023	300,000	317,540
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2024	325,000	358,189
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2025	475,000	542,584
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 5%, 2/01/2026	100,000	117,750
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2029	1,650,000	2,093,029
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2030	800,000	1,033,986
East Baton Rouge, LA, Sewerage Commission Rev., “A”, 5%, 2/01/2031	1,000,000	1,286,544
Louisiana Gas and Fuels Tax Rev., 0.55%, 5/01/2043 (Put Date 5/01/2022)	2,545,000	2,545,564
Louisiana Gas and Fuels Tax Rev., 0.6%, 5/01/2043 (Put Date 5/01/2023)	2,545,000	2,546,009
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.426%, 10/01/2022	200,000	200,023

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.576%, 10/01/2023	$250,000	$ 249,125
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.682%, 10/01/2024	500,000	494,351
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 0.965%, 10/01/2025	750,000	738,465
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.165%, 10/01/2026	330,000	323,203
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.406%, 10/01/2027	460,000	447,900
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (LCTCS Act 360 Project), AGM, 1.656%, 10/01/2028	1,285,000	1,252,929
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2027 (Put Date 12/01/2023)	2,705,000	2,757,829
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2033 (Put Date 12/01/2023)	2,200,000	2,242,966
Louisiana Offshore Terminal Authority, Deepwater Port Rev. (Loop LLC Project), “A”, 1.65%, 9/01/2034 (Put Date 12/01/2023)	1,690,000	1,723,006
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 5%, 10/01/2025	300,000	342,477
Louisiana Public Facilities Authority Rev. (Ochsner Clinic Foundation Project), “B”, 5%, 5/15/2050 (Put Date 5/15/2025)	4,600,000	5,283,328
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2025	915,000	1,050,902
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2028	1,000,000	1,240,614
Louisiana Public Facilities Authority Rev. (Tulane University Project), “A”, 5%, 4/01/2029	750,000	950,323
Louisiana Stadium & Exposition District Rev., 4%, 7/03/2023	3,225,000	3,376,288
Louisiana Stadium & Exposition District Rev., 5%, 7/03/2023	3,650,000	3,839,877
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,304,241
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,509,464

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2030	$1,935,000	$ 2,498,662
New Orleans, LA, Regional Transit Authority Sale Tax Refunding Rev., “A”, AGM, 5%, 1/01/2032	4,060,000	5,305,953
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,589,008
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	388,798
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	847,100
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,084,816
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029 (Prerefunded 6/01/2025)	1,890,000	2,188,065
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 5%, 12/01/2027	670,000	825,684
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,335,000	8,507,087
		$67,606,057
Maine - 0.2%
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2022	$135,000	$ 141,557
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2023	175,000	190,733
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2024	310,000	348,790
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2025	330,000	381,162
Maine Finance Authority, Student Loan Rev., “A”, AGM, 5%, 12/01/2026	360,000	425,274
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2026	400,000	476,309
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2027	600,000	732,817
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2028	1,000,000	1,249,757
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2029	750,000	955,487
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 5%, 7/01/2030	800,000	1,036,783
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	1,000,000	1,136,896
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,174,718
		$8,250,283

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - 0.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$ 888,138
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2030	1,000,000	1,068,546
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing District), 3%, 7/01/2024	685,000	704,578
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028 (n)	450,000	478,279
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “D”, 4%, 9/01/2036	1,055,000	1,107,163
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2026	160,000	191,573
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2027	245,000	299,437
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “C”, 5%, 9/01/2028	195,000	243,146
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,470,615
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,786,668
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	742,078
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2023	800,000	840,821
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2024	540,000	592,223
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2025	475,000	539,157
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2026	495,000	578,087
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2027	430,000	514,587
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2028	300,000	366,033
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2029	290,000	360,018
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), 5%, 1/01/2030	285,000	358,693
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	3,490,000	3,992,796

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B-2”, 5%, 7/01/2045 (Put Date 7/01/2027)	$2,445,000	$ 2,927,327
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	7,931,029
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,043,736
		$29,024,728
Massachusetts - 1.8%
Massachusetts Development Finance Agency Multi-Family Housing Rev. (Salem Heights II Preservation Associates LP), “B”, 0.25%, 7/01/2024 (Put Date 7/01/2023)	$5,460,000	$ 5,435,543
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2026	475,000	558,703
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2027	600,000	721,804
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2028	520,000	634,917
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2027	2,000,000	2,455,280
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2028	2,340,000	2,938,724
Massachusetts Development Finance Agency Rev. (Caregroup, Inc.), “I”, 5%, 7/01/2027	2,435,000	2,887,100
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2022	210,000	214,354
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2023	215,000	225,834
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2024	225,000	242,019
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2025	230,000	252,146
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2026	145,000	161,545
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2027	255,000	287,861
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2028	330,000	375,837
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,311,323
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,482,650

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	$205,000	$ 220,561
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,717,719
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,058,378
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,406,014
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,116,992
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2025	1,150,000	1,322,302
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2026	1,500,000	1,774,073
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2027	1,000,000	1,208,479
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2028	780,000	964,639
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2029	850,000	1,055,843
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2022	275,000	286,613
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2023	325,000	352,505
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2024	365,000	410,842
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2025	350,000	406,394
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2026	350,000	417,975
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2027	500,000	611,248
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2029	1,275,000	1,624,131
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2031	1,150,000	1,485,020
Massachusetts Development Finance Agency Rev. (Williams College), “N”, 0.45%, 7/01/2041 (Put Date 7/01/2025)	3,455,000	3,432,677
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2023	250,000	268,702
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2024	600,000	669,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2025	$850,000	$ 978,352
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2026	1,000,000	1,181,713
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2027	1,500,000	1,809,066
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	830,000	847,990
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,910,168
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	3,555,000	3,620,342
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	1,570,000	1,607,112
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2022	7,935,000	8,236,377
Massachusetts School Building Authority, Sales Tax Rev., “A”, ETM, 5%, 8/15/2022	470,000	487,629
		$67,674,506
Michigan - 2.6%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$ 1,341,342
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,113,326
Detroit, MI, Downtown Development Authority Tax Increment Rev. (Catalyst Development), “A”, AGM, 5%, 7/01/2029	1,000,000	1,109,115
Detroit, MI, General Obligation, “B”, 2.017%, 4/01/2023	350,000	352,748
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2022	1,030,000	1,043,289
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2023	1,045,000	1,083,474
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2024	1,075,000	1,138,235
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2025	675,000	726,074
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2027	1,095,000	1,204,660
Flint, MI, Public Library Building & Site Rev., AGM, 3%, 5/01/2028	1,125,000	1,246,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 4%, 7/01/2022	$500,000	$ 512,503
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2023	425,000	458,051
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2024	650,000	728,622
Grand Traverse, MI, Hospital Finance Authority Rev. (Munson Healthcare Obligated Group), 5%, 7/01/2025	950,000	1,101,298
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2022	610,000	632,913
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2024	550,000	605,175
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2026	790,000	903,040
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2029	815,000	967,670
Lake Superior State University Board of Trustees General Refunding Rev., AGM, 4%, 11/15/2031	810,000	982,681
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.33%, 5/01/2023	835,000	833,056
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.55%, 5/01/2024	2,340,000	2,321,017
Lincoln, MI, Consolidated School District, Counties of Washtenaw & Wayne Refunding (General Obligation - Unlimited Tax), 0.83%, 5/01/2025	1,000,000	987,854
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	563,596
Michigan Finance Authority (Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	720,095
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	1,470,000	1,460,229
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	1,850,000	1,841,115
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,422,820
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,160,052
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2027	2,700,000	3,278,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 1.25%, 6/01/2030	$285,000	$ 285,798
Michigan Finance Authority Tobacco Settlement (2007 Sold Tobacco Receipts), “A”, 5%, 6/01/2030	2,000,000	2,567,831
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	2,548,178	2,620,296
Michigan Housing Development Authority, Rental Housing Rev., “A”, 0.55%, 4/01/2025	2,640,000	2,633,045
Michigan Housing Development Authority, Single Family Mortgage Rev., “C”, 2.05%, 12/01/2022	1,000,000	1,013,447
Michigan Strategic Fund Ltd. Obligation Rev. (Consumers Energy Company Project), 0.875%, 4/01/2035 (Put Date 10/08/2026)	6,680,000	6,617,474
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,437,571
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,692,640
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,728,943
Michigan Strategic Fund Ltd. Variable Rate Limited Obligation Rev. (Graphic Packaging International LLC Coated Recycled Board Machine Project), 4%, 10/01/2061 (Put Date 10/01/2026)	965,000	1,071,594
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2031	5,160,000	5,693,940
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2027	1,000,000	1,211,532
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2028	1,125,000	1,391,306
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2029	1,000,000	1,258,993
Saginaw, MI, Hospital Finance Authority Rev. (Covenant Medical Center, Inc.), “J”, 5%, 7/01/2030	500,000	640,466
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2027	810,000	979,666
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2028	1,170,000	1,446,830
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2029	1,235,000	1,553,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne and Monroe Counties, MI, South Huron Valley Utility Authority, Sewage Disposal System Improvement Rev. , BAM, 5%, 5/01/2030	$735,000	$ 940,888
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	284,644
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	411,616
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,088,933
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,394,162
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,232,449
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	438,412
		$93,474,851
Minnesota - 0.5%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2023	$415,000	$ 424,773
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2025	400,000	416,217
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 3%, 7/01/2026	235,000	245,625
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2022	610,000	612,427
Duluth, MN, Independent School District No. 709, “A”, COP, 3%, 3/01/2023	630,000	638,969
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2024	650,000	668,250
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	135,000	152,853
Duluth, MN, Independent School District No. 709, “A”, COP, 3.25%, 3/01/2025	675,000	698,068
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2027	730,000	788,477
Duluth, MN, Independent School District No. 709, “A”, COP, 4%, 3/01/2028	765,000	821,519
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2026	430,000	500,442
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2028	125,000	152,372

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Minnesota - continued
Duluth, MN, Independent School District No. 709, “A”, COP, 5%, 2/01/2025	$500,000	$ 566,122
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	250,000	285,289
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	235,637
Minnesota Housing Finance Agency, Rental Housing, “B”, 0.3%, 2/01/2023	3,500,000	3,496,533
Minnesota Housing Finance Agency, Rental Housing, “C”, 0.3%, 2/01/2024	3,170,000	3,160,185
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.2%, 1/01/2022	45,000	44,997
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.25%, 7/01/2022	100,000	99,968
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.4%, 1/01/2023	110,000	109,932
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.45%, 7/01/2023	245,000	244,756
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.6%, 1/01/2024	420,000	419,543
Minnesota Housing Finance Agency, Residential Housing, “C”, GNMA, 0.7%, 7/01/2024	400,000	399,385
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2023	500,000	541,997
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2024	615,000	689,389
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2025	850,000	980,640
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2026	700,000	826,895
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 5%, 11/01/2027	700,000	841,966
		$19,063,226
Mississippi - 1.9%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2023	$185,000	$ 197,432
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,780,000	3,068,586
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,680,000	4,179,925
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	3,195,000	3,718,454

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$1,960,000	$ 2,269,459
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2028	380,000	437,238
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2029	355,000	406,088
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2031	380,000	430,815
Jackson, MI, Development Bank Special Obligation (Sales Tax Revenue Infrastructure Project), 5%, 9/01/2028	1,200,000	1,489,174
Jackson, MS, General Obligation Refunding, 5%, 3/01/2022	335,000	340,071
Jackson, MS, General Obligation Refunding, 5%, 3/01/2023	320,000	338,913
Jackson, MS, General Obligation Refunding, 5%, 3/01/2024	500,000	552,847
Jackson, MS, General Obligation Refunding, 5%, 3/01/2025	1,000,000	1,146,489
Jackson, MS, General Obligation Refunding, 5%, 3/01/2026	825,000	975,771
Mississippi Business Finance Corp., Rev. (System Energy Resources, Inc. Project), 2.5%, 4/01/2022	3,750,000	3,766,408
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), 5%, 9/01/2026	225,000	268,222
Mississippi Development Bank Special Obligation (Gulfport Public Improvement Project), BAM, 5%, 11/01/2030	1,745,000	2,112,102
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2022	285,000	296,163
Mississippi Development Bank Special Obligation (Jackson, MS, Sales Tax Rev. Infrastructure Project), 5%, 9/01/2024	740,000	830,481
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,060,897
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	845,349
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,752,226
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,256,229
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2044 (Put Date 9/01/2025)	7,000,000	7,884,714
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2025	530,000	620,091
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2026	625,000	751,717
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2027	800,000	983,660
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2028	975,000	1,222,995

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2029	$400,000	$ 509,876
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “I”, 5%, 10/01/2040 (Put Date 3/01/2027)	5,040,000	5,899,692
State of Mississippi, “B”, 5%, 12/01/2025	415,000	488,978
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,173,022
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	3,500,000	3,581,426
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Co. Project), “C”, 1.375%, 8/01/2027 (Put Date 6/16/2025)	3,000,000	3,066,162
West Rankin, MS, Utility Authority Rev., AGM, 0.274%, 1/01/2022	500,000	499,988
West Rankin, MS, Utility Authority Rev., AGM, 0.569%, 1/01/2024	450,000	447,647
West Rankin, MS, Utility Authority Rev., AGM, 1.001%, 1/01/2026	465,000	458,188
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026 (Prerefunded 1/01/2025)	525,000	599,927
West Rankin, MS, Utility Authority Rev., AGM, 1.199%, 1/01/2027	330,000	323,495
West Rankin, MS, Utility Authority Rev., AGM, 1.399%, 1/01/2028	500,000	488,277
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2024	400,000	439,596
West Rankin, MS, Utility Authority Rev., ETM, AGM, 5%, 1/01/2025	585,000	667,378
		$70,846,168
Missouri - 1.6%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1%, 10/01/2027	$320,000	$ 318,297
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 1.625%, 10/01/2033	65,000	65,024
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2029	4,000,000	4,980,721

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2030	$2,000,000	$ 2,472,675
Kansas City, MO, Industrial Development Authority, Airport Special Obligation Bonds (International Airport Terminal Modernization Project), “B”, 5%, 3/01/2031	1,250,000	1,538,414
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	7,000,000	7,002,414
Kansas City, MO, Industrial Development Authority, Multi-Family Housing Rev. (Cathedral Towers), 0.35%, 12/01/2024 (Put Date 6/01/2022)	8,000,000	8,002,774
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2022	350,000	355,038
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2023	200,000	211,269
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2024	300,000	327,888
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2025	425,000	478,241
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 5%, 3/01/2026	150,000	172,834
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2022	320,000	331,711
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 4%, 11/01/2023	315,000	337,439
Missouri Development Finance Board, Infrastructure Facilities Rev. (Independence, MO, Annual Appropriation Sewer System Rev.), “A”, 5%, 11/01/2026	300,000	360,348
Missouri Development Finance, Solid Waste Disposal Rev. (Procter & Gamble Paper Products Co. Project), 5.2%, 3/15/2029	300,000	375,606
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 3%, 8/01/2022	130,000	132,351
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2024	155,000	168,494
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2026	205,000	232,015
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2028	420,000	489,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 4%, 8/01/2030	$300,000	$ 355,589
Missouri Health & Educational Facilities Authority Rev. (BJC Health System), “A”, 4%, 5/01/2051 (Put Date 5/01/2026)	10,000,000	11,429,970
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	555,797
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2025	215,000	242,554
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,053,597
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,777,477
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2022	250,000	251,255
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2024	400,000	407,441
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2026	150,000	153,300
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2023	50,000	52,417
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2024	150,000	161,623
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2025	280,000	308,538
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2026	300,000	336,300
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2027	350,000	397,608
St. Louis, MO, Land Clearance for Redevelopment Authority, Special Obligation Refunding (600 Washington Project), “A”, 4%, 4/01/2028	200,000	229,492
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,796,499
		$57,862,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Montana - 0.1%
Montana Board of Investments, 0.15%, 3/01/2029 (Put Date 3/01/2022)	$4,395,000	$ 4,393,095
Nebraska - 0.3%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050 (Put Date 1/01/2024)	$8,500,000	$ 9,246,759
Nebraska Public Power District Rev., “A”, 5%, 1/01/2023	1,400,000	1,477,511
Nebraska Public Power District Rev., “A”, 5%, 1/01/2025	525,000	598,751
Nebraska Public Power District Rev., “B”, 5%, 1/01/2023	450,000	474,914
		$11,797,935
Nevada - 1.5%
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2022	$1,500,000	$ 1,546,021
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2023	2,400,000	2,581,627
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2024	2,000,000	2,233,985
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2025	3,000,000	3,460,065
Clark County, NV, Airport System Rev., “B”, 5%, 7/01/2026	7,800,000	9,236,923
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2029	2,120,000	2,705,611
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2030	1,750,000	2,276,044
Clark County, NV, School District General Obligation, “A”, AGM, 5%, 6/15/2032	900,000	1,156,853
Director of the State of Nevada, Department of Business and Industry Rev. (Brightline West Passenger Rail Project), “A”, 0.253%, 1/01/2050 (Put Date 2/01/2022) (n)	1,890,000	1,889,967
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2024	3,500,000	3,912,442
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2025	4,750,000	5,485,901
Las Vegas, NV, Convention and Visitors Authority Rev., 5%, 7/01/2026	3,485,000	4,135,773
Sparks, NV, Tourism Improvement District No. 1 Rev. (Legends at Sparks Marina), “A”, 2.5%, 6/15/2024 (n)	305,000	309,009
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Company Project), “C”, 0.625%, 3/01/2036 (Put Date 4/15/2022)	3,000,000	3,003,080
Washoe County, NV, Water Facilities Rev. (Sierra Pacific Power Projects), “F”, 2.05%, 3/01/2036 (Put Date 4/15/2022)	10,250,000	10,326,524
		$54,259,825

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - 0.3%
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2024	$55,000	$ 58,158
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2025	290,000	313,251
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2026	265,000	291,415
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2028	580,000	646,107
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2029	300,000	332,520
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2030	280,000	309,037
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2031	295,000	324,590
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	5,000,000	5,184,085
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), AGM, 5.25%, 6/01/2026	3,040,000	3,367,620
		$10,826,783
New Jersey - 6.3%
Atlantic City, NJ, Board of Education, 4%, 4/01/2022	$150,000	$ 152,227
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2023	150,000	157,470
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2024	160,000	173,643
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2025	175,000	195,276
Atlantic City, NJ, Board of Education, AGM, 4%, 4/01/2026	100,000	112,054
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2024	150,000	167,846
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2027	175,000	212,876
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2028	145,000	180,372
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2029	100,000	126,896
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2030	125,000	161,525
Atlantic City, NJ, Improvement Authority Lease Rev. (Stockton University Campus Phase II Project), “A”, AGM, 5%, 7/01/2031	160,000	210,313
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	345,000	379,598
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	240,616

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2022	$25,000	$ 25,188
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2023	200,000	208,762
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2024	300,000	323,285
Burlington County, NJ, Moorestown Board of Education, 4%, 1/15/2025	305,000	338,008
Gloucester County, NJ, Improvement Authority Rev. (Rowan University Student Center Project), 0.6%, 3/01/2024	2,155,000	2,155,447
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,391,477
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,072,496
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	921,724
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	717,134
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,465,000
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,116,230
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2025	1,000,000	1,151,969
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), AGM, 5%, 6/01/2026	1,000,000	1,186,499
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	561,930
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	654,951
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2025	1,610,000	1,855,725
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2026	2,000,000	2,373,444
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2027	1,500,000	1,819,746
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2028	3,000,000	3,619,856

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2022	$200,000	$ 205,791
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2023	220,000	236,180
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2024	300,000	334,841
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2025	500,000	576,382
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2026	565,000	670,498
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2027	410,000	497,397
New Jersey Economic Development Authority Rev. (School Facilities Construction), “QQQ”, 5%, 6/15/2028	400,000	494,778
New Jersey Economic Development Authority Rev., School Facilities Construction, Capital Appreciation, “DDD”, AGM, 0%, 12/15/2026	9,445,000	8,871,820
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	495,000	502,299
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	10,414,616
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	6,885,000	8,375,078
New Jersey Economic Development Authority, State Lease Rev. (State House Project), “B”, 5%, 6/15/2026	1,085,000	1,287,594
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “B”, 1.2%, 11/01/2034 (Put Date 6/01/2023)	9,000,000	9,074,277
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,135,000	1,132,561
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, NPFG, 5.25%, 7/01/2025	5,000,000	5,821,375
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,741,440
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,405,789
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,641,055

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2027	$2,000,000	$ 2,442,807
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2023	215,000	234,705
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2024	330,000	373,017
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2025	415,000	481,683
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Refunding Rev., ”A“, 5%, 12/01/2026	335,000	398,465
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 2.375%, 12/01/2029	4,470,000	4,631,667
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2023	300,000	327,495
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	2,350,000	2,660,182
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2024	575,000	649,954
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	2,600,000	3,017,772
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2025	850,000	986,579
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	2,300,000	2,735,729
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2026	1,430,000	1,700,910
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2027	1,550,000	1,876,597
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,000,000	1,231,976
New Jersey Housing and Mortgage Finance Agency, Multi-Family Conduit Rev. (Riverside Village Family Apartments (Phase I) Project), “F”, 1.35%, 12/01/2022	5,300,000	5,357,829
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,869,708
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	3,045,000	3,088,883
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,421,953
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2025 (w)	5,500,000	6,187,151

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2026 (w)	$9,000,000	$ 10,405,905
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2027 (w)	8,000,000	9,468,316
New Jersey Transportation Trust Fund Authority, ”AA“, 5%, 6/15/2028 (w)	10,000,000	12,047,937
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,464,000
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	470,000	555,905
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, NPFG, 5.75%, 6/15/2023	1,010,000	1,096,492
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, AAC, 5.25%, 12/15/2023	155,000	170,913
New Jersey Transportation Trust Fund Authority, Transportation System, “B”, NPFG, 5.5%, 12/15/2021	5,000,000	5,031,362
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2025	550,000	527,011
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2026	2,500,000	2,336,369
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	6,635,000	5,891,954
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,513,120
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	3,780,000	3,443,320
New Jersey Turnpike Authority, Turnpike Rev., “B”, 0.897%, 1/01/2025	1,905,000	1,894,289
New Jersey Turnpike Authority, Turnpike Rev., “B”, 1.047%, 1/01/2026	2,380,000	2,353,367
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2022	125,000	129,175
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2023	250,000	269,659
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2024	420,000	470,767
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2025	250,000	289,570
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2026	275,000	327,675
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2030	600,000	776,404

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
Newark, NJ, Board of Education, Energy Savings Obligation Refunding, BAM, 5%, 7/15/2031	$375,000	$ 493,672
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2023	750,000	811,972
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2025	700,000	807,518
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2026	475,000	562,732
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,633,379
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,165,076
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,076,380
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2029	1,750,000	2,235,531
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2023	13,000,000	13,722,998
State of New Jersey, COVID-19 General Obligation, “A”, 5%, 6/01/2027	13,360,000	16,188,777
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,359,200
Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,062,206
		$229,971,367
New Mexico - 0.6%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2024	$1,550,000	$ 1,741,448
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2025	625,000	727,756
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2026	1,500,000	1,801,400
Clayton, NM, Jail Project Improvement Rev., NPFG, 5%, 11/01/2029	1,000,000	1,126,954
Farmington, NM, Pollution Control Rev. (Public Service Company of New Mexico San Juan Project), “A”, 0.875%, 6/01/2040 (Put Date 10/01/2026)	900,000	887,069
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 1.1%, 6/01/2040 (Put Date 6/01/2023)	7,000,000	7,044,285

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “F”, 1.2%, 6/01/2040 (Put Date 6/01/2022)	$1,750,000	$ 1,756,921
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2022 (w)	225,000	234,164
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2023 (w)	310,000	336,480
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2024 (w)	120,000	135,305
Lea County, NM, Hobbs Municipal School District No. 16, 5%, 9/15/2025 (w)	325,000	378,824
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2024	175,000	189,951
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 4%, 9/01/2025	150,000	166,357
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2026	300,000	352,966
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2028	225,000	275,921
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2030	450,000	570,352
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2031	300,000	378,546
Los Ranchos de Albuquerque, NM, Education Facilities Rev. (Albuquerque Academy Project), 5%, 9/01/2032	350,000	440,374
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2022	445,000	456,606
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2023	600,000	641,917
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2024	960,000	1,063,282
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2025	1,055,000	1,205,653
New Mexico Hospital Equipment Loan Council, Hospital System and Improvement Rev. (San Juan Regional Medical Center), 5%, 6/01/2026	1,000,000	1,173,699
		$23,086,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - 7.6%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d.b.a. Jefferson's Ferry Project), “B”, 1.625%, 11/01/2025	$6,720,000	$ 6,889,499
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2024	500,000	553,987
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2025	500,000	573,348
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2026	500,000	590,690
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2027	950,000	1,150,691
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2028	1,225,000	1,518,040
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2029	2,100,000	2,654,107
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 5%, 4/01/2030	900,000	1,154,535
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2022	100,000	102,094
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2023	100,000	105,342
Build NYC Resource Corp. Rev. (Academic Leadership Charter School Project), 4%, 6/15/2024	120,000	129,724
Long Island Power Authority, NY, Electric System General Rev., “B”, 1.5%, 9/01/2051 (Put Date 9/01/2026)	4,500,000	4,620,740
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	20,000,000	20,775,824
Metropolitan Transportation Authority, NY, Transportation Rev., “D-2a-1”, FLR, AGM, 0.584% (67% of SOFR + 0.55%), 11/01/2032 (Put Date 4/01/2024)	7,000,000	7,023,666
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2021	575,000	577,107
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2022	400,000	419,428
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2023	500,000	545,825
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2024	600,000	679,196
Monroe County, NY, Industrial Development Corp. Rev. (Rochester Regional Health Project), “A”, 5%, 12/01/2027	700,000	856,645
Nassau County, NY, Interim Finance Authority Sales Tax, “B”, 1.278%, 11/15/2028	6,000,000	5,822,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Nassau County, NY, Local Economic Assistance Corp., Multi-Family Housing Rev. (Park Lake Hempstead LP Project), 0.3%, 11/01/2024 (Put Date 11/01/2023)	$10,000,000	$ 9,985,143
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	257,670
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2024	250,000	276,781
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2024	275,000	310,607
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2025	225,000	258,901
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2025	200,000	234,002
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2026	250,000	297,262
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2026	300,000	362,261
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 8/01/2027	500,000	620,373
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 5%, 2/01/2028	425,000	525,477
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2029	635,000	736,489
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2029	550,000	637,886
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2030	550,000	637,130
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 2/01/2031	625,000	722,606
New York Dormitory Authority Rev. (Maimonides Medical Center), FHA, 4%, 8/01/2031	550,000	636,006
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023 (n)	1,300,000	1,419,712
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025 (n)	2,400,000	2,803,475
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 4%, 7/01/2022	1,250,000	1,281,767
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2023	600,000	647,289
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2024	750,000	840,292
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2025	750,000	867,671

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Dormitory Authority Rev., Non-State Supported Debt (St. John's University), “A”, 5%, 7/01/2026	$500,000	$ 593,872
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	11,882,759
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	300,000	310,389
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2022	1,805,000	1,890,253
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2023	1,900,000	2,067,508
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2024	1,000,000	1,126,759
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport Project), “C”, 5%, 12/01/2025	1,600,000	1,835,632
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2025	11,030,000	12,421,979
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2028	3,965,000	4,806,082
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport Project), 2.25%, 8/01/2026	990,000	1,016,120
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2022	250,000	261,641
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2023	1,350,000	1,466,379
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2024	1,250,000	1,403,973
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2025	1,100,000	1,267,209
New York, NY, “I”, 5%, 8/01/2022	7,500,000	7,770,870
New York, NY, City Housing Development Corp., Multi-Family Housing Rev. (Sustainable Neighborhood Bonds), “A-3”, 1.125%, 5/01/2060 (Put Date 11/01/2024)	6,000,000	6,018,584
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 0.9%, 5/01/2025	500,000	502,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1%, 11/01/2025	$1,450,000	$ 1,454,966
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.1%, 5/01/2026	3,305,000	3,299,269
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “A-2”, FHA, 1.15%, 11/01/2026	1,290,000	1,286,449
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “F-2”, 0.6%, 5/01/2061 (Put Date 7/01/2025)	7,445,000	7,394,368
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “H”, 0.12%, 11/01/2051 (Put Date 3/15/2022)	5,000,000	4,998,463
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “I-2”, 0.7%, 11/01/2060 (Put Date 5/01/2025)	4,205,000	4,209,279
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,239,492
New York, NY, General Obligation, “F-1”, 5%, 3/01/2023	1,750,000	1,861,417
New York, NY, Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,200,000	1,200,444
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2024	750,000	824,243
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2025	1,000,000	1,140,138
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2026	1,000,000	1,174,128
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Queens Baseball Stadium Project), “A”, AGM, 5%, 1/01/2027	1,000,000	1,206,212
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2030	1,500,000	1,897,114
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2031	2,000,000	2,381,889
New York, NY, Industrial Development Agency Pilot Refunding Rev. (Yankee Stadium Project), “A”, AGM, 4%, 3/01/2032	680,000	806,321
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2028	1,000,000	1,220,451
New York, NY, Industrial Development Agency Pilot Refunding Rev., (Yankee Stadium Project), “A”, AGM, 5%, 3/01/2029	1,250,000	1,555,492
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2025	1,535,000	1,782,937
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD”, 5%, 6/15/2026	6,500,000	7,782,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York, NY, Trust for Cultural Resources Refunding Rev. (Lincoln Center for the Performing Arts, Inc.), “A”, 5%, 12/01/2031	$1,320,000	$ 1,712,906
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2026	1,625,000	1,768,351
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2027	1,425,000	1,545,898
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2028	1,000,000	1,082,359
Oneida County, NY, Local Development Corp. Rev. (Mohawk Valley Health System Project), “A”, AGM, 5%, 12/01/2029	175,000	188,964
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2025	1,145,000	1,274,597
Oyster Bay, NY, Public Improvement Rev., AGM, 4%, 3/01/2026	575,000	654,020
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2025	750,000	848,262
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2026	800,000	922,744
Oyster Bay, NY, Public Improvement Rev., BAM, 4%, 11/01/2027	675,000	789,324
Port Authority of NY & NJ (207th Series), 5%, 9/15/2027	1,755,000	2,138,915
Port Authority of NY & NJ (226th Series), 5%, 10/15/2025	1,475,000	1,718,343
Port Authority of NY & NJ (226th Series), 5%, 10/15/2026	2,000,000	2,391,923
Port Authority of NY & NJ (226th Series), 5%, 10/15/2027	3,650,000	4,456,395
Port Authority of NY & NJ (226th Series), 5%, 10/15/2028	3,500,000	4,359,434
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2022	1,070,000	1,095,940
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2023	1,125,000	1,196,775
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2024	465,000	512,133
Poughkeepsie, NY, Public Improvement, 5%, 6/01/2025	235,000	266,689
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1%, 9/01/2022	215,000	215,042
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.25%, 9/01/2023	145,000	144,422
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.45%, 9/01/2024	100,000	99,075
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.7%, 9/01/2025	110,000	108,660
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 1.95%, 9/01/2026	140,000	138,104

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Rev. (Clarkson University Project), “C”, 2.2%, 9/01/2027	$135,000	$ 132,986
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,157,823
Suffolk County, NY, “A”, BAM, 5%, 4/01/2027	2,360,000	2,857,173
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 0.57%, 6/01/2022	1,500,000	1,499,734
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 0.67%, 6/01/2023	1,500,000	1,501,177
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “A-1”, 1.015%, 6/01/2024	500,000	501,366
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2023	700,000	752,731
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2024	700,000	781,895
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2025	750,000	864,722
Syracuse, NY, Regional Airport Authority Senior Airport Rev., 5%, 7/01/2026	250,000	296,055
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,149,820
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,367,076
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,820,115
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 11/01/2025	19,745,000	23,203,374
Triborough Bridge & Tunnel Authority Rev., NY, “A”, FLR, 0.414% (67% of SOFR + 0.38%), 1/01/2032 (Put Date 2/01/2024)	1,450,000	1,451,638
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “A-2”, 2%, 5/15/2045 (Put Date 5/15/2028)	10,000,000	10,535,132
		$277,961,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.4%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), “A”, 1.375%, 5/01/2034 (Put Date 6/16/2025)	$1,000,000	$ 1,023,265
Durham, SC, Multi-Family Housing Authority Rev. (JJ Henderson Senior Apartment Project), 0.3%, 6/01/2024 (Put Date 6/01/2023)	1,095,000	1,092,518
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	2,958,428
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,506,181
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2022	665,000	682,107
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2023	325,000	346,798
North Carolina Capital Facilities Finance Agency Student Housing Rev. (NCA&T University Foundation LLC Project), “A”, AGM, 5%, 6/01/2024	700,000	771,709
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2025	250,000	282,771
North Carolina Education Assistance Authority, Tax-Exempt Student Loan Rev., “A”, 5%, 6/01/2027	1,250,000	1,473,091
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2023 (w)	375,000	390,958
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2024 (w)	395,000	423,520
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2025 (w)	420,000	460,523
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2026 (w)	440,000	491,765
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2027 (w)	460,000	522,019
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 5%, 3/01/2028 (w)	365,000	418,598

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2029 (w)	$760,000	$ 829,320
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2030 (w)	790,000	861,178
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Refunding Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2031 (w)	820,000	892,714
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 3%, 3/01/2023	150,000	153,431
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2024	220,000	233,015
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2025	265,000	285,633
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2026	245,000	277,953
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2027	290,000	334,885
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 5%, 3/01/2028	185,000	216,642
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 4%, 10/01/2027	600,000	698,610
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., 5%, 2/01/2024	15,635,000	17,128,064
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,758,496
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,820,362
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	740,131
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,178,871
Sanford, NC, Housing Authority Multi-Family Housing Rev. (Mahhews Garden Gilmore), 0.3%, 10/01/2023 (Put Date 10/01/2022)	6,000,000	6,001,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - continued
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	$1,035,000	$ 1,197,576
		$51,452,693
North Dakota - 0.3%
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2025	$2,265,000	$ 2,363,364
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2026	1,195,000	1,243,920
McKenzie County, ND, State Aid Certificates of Indebtedness, 4%, 8/01/2027	3,360,000	3,488,484
Williston, ND, Airport Rev., 4%, 11/01/2029	2,310,000	2,432,981
		$9,528,749
Ohio - 2.6%
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2026	$530,000	$ 630,605
Akron, Bath, & Copley, OH, Joint Township Hospital District Facilities Rev. (Summa Health Obligated Group), 5%, 11/15/2028	240,000	297,967
Cleveland State University, OH, General Receipts “A”, 5%, 6/01/2029	125,000	145,850
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,192,505
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,235,417
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,502,218
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029 (Prerefunded 1/01/2022)	1,250,000	1,259,972
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,426,021
Columbus, OH, 5%, 7/01/2022	2,350,000	2,425,467
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2026	2,000,000	2,329,112
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2027	2,150,000	2,566,735
Lorain, OH, General Obligation, BAM, 3%, 12/01/2023	550,000	578,861
Lorain, OH, General Obligation, BAM, 4%, 12/01/2025	815,000	920,063
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2026	500,000	591,390
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2027	580,000	700,010
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2028	1,455,000	1,793,016
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2029	1,560,000	1,957,762

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2030	$1,000,000	$ 1,276,116
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2031	1,000,000	1,294,436
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2032	900,000	1,159,371
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2033	800,000	1,028,185
Middleburg Heights, OH, Hospital Facilities Rev. (Southwest General Health Center), “A”, 5%, 8/01/2034	1,000,000	1,281,490
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2023	225,000	243,305
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2024	205,000	230,519
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2025	500,000	581,350
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2026	500,000	598,574
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2027	525,000	644,086
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2028	400,000	502,008
Montgomery County, OH, Hospital Facilities Improvement and Refunding Rev. (Kettering Health Network Obligated Group Project), 5%, 8/01/2029	450,000	575,712
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2021	55,000	55,120
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2022	100,000	102,880
Northeast Ohio Medical University, General Receipts, “A”, 3%, 12/01/2023	100,000	104,228
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2024	100,000	111,864
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2026	200,000	234,757
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2028	120,000	145,950

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Northeast Ohio Medical University, General Receipts, “A”, 5%, 12/01/2030	$135,000	$ 167,560
Ohio Air Quality Development Authority, Air Quality Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	2,075,000	2,143,188
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	105,000	116,229
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	666,433
Ohio Higher Educational Facility Rev. (Case Western Reserve University Project), “C”, 1.625%, 12/01/2034 (Put Date 12/01/2026)	5,000,000	5,143,905
Ohio Housing Finance Agency Residential Mortgage Rev. (Seton Square North), “A”, 0.4%, 4/01/2024 (Put Date 4/01/2023)	4,725,000	4,724,034
Ohio State Hospital Refunding Rev. (Cleveland Clinic Health System Obligated Group), “B”, 5%, 1/01/2026	4,000,000	4,719,963
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2026	140,000	166,424
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2027	420,000	510,179
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2028	370,000	458,806
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2029	825,000	1,037,480
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2031	475,000	597,516
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 5%, 11/15/2032	290,000	363,826
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,007,634
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	816,598
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 11/01/2022)	11,000,000	11,290,502
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2022	200,000	206,033
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2023	225,000	242,120
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2024	200,000	224,147
State of Ohio, Common Schools General Obligation, “A”, 5%, 6/15/2025	1,100,000	1,277,244

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2025	$300,000	$ 346,952
State of Ohio, Higher Education General Obligation, “A”, 5%, 5/01/2026	2,400,000	2,860,838
State of Ohio, Hospital Rev. (University Hospitals Health System, Inc.), 5%, 1/15/2050 (Put Date 1/15/2025)	5,000,000	5,685,840
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,284,335
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2021	625,000	626,372
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2022	800,000	823,130
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2023	700,000	737,330
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2024	400,000	429,842
Triway, OH, Local School District Board of Education, BAM, 3%, 12/01/2025	310,000	337,668
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2026	630,000	724,397
Triway, OH, Local School District Board of Education, BAM, 4%, 12/01/2027	350,000	407,842
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2024	650,000	721,598
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2025	580,000	659,632
Youngstown State University, OH, General Receipts, AGM, 4%, 12/15/2026	850,000	986,782
		$94,235,301
Oklahoma - 0.3%
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.234%, 3/01/2022	$2,500,000	$ 2,500,372
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.384%, 3/01/2023	1,800,000	1,799,716
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 0.648%, 3/01/2024	1,070,000	1,067,177
Oklahoma City, OK, Economic Development Trust Tax Apportionment Refunding Rev. (Increment District No. 8), “A”, 1.118%, 3/01/2026	915,000	907,712

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	$800,000	$ 919,079
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	580,922
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	616,255
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2022	75,000	76,597
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2023	200,000	211,156
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2024	425,000	462,284
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2025	440,000	490,506
Tulsa, OK, Trustees of the Tulsa Airports Improvement Trust, General Airport Rev., “A”, BAM, 4%, 6/01/2026	300,000	341,049
		$9,972,825
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	$500,000	$ 531,827
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2025 (Put Date 5/02/2022)	475,000	475,660
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 7/01/2038 (Put Date 5/01/2022)	645,000	650,820
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2025	400,000	465,314
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2027	720,000	881,826
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2029	1,000,000	1,271,768
Medford, OR, Hospital Facilities Authority Rev. (Asante Health System Obligated Group), “A”, 5%, 8/15/2030	600,000	772,377
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B”, 1.2%, 6/01/2028	455,000	444,233
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,170,000	1,145,541

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oregon - continued
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	$560,000	$ 559,797
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2024	200,000	224,686
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2025	225,000	260,687
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2026	150,000	178,655
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2027	125,000	152,172
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2028	150,000	186,351
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2029	300,000	379,063
Oregon Facilities Authority Rev. (Samaritan Health Services Project), “A”, 5%, 10/01/2030	300,000	384,992
Oregon Housing & Community Services Department Housing Development Rev. (Westwind Apartments Project), “H”, 0.25%, 3/01/2024 (Put Date 3/01/2023)	3,500,000	3,495,518
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,675,489
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,152,962
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-2”, 2.125%, 11/15/2027	200,000	199,156
Yamhill County, OR, Hospital Authority Rev. (Friendsview), “B-3”, 1.75%, 11/15/2026	400,000	400,169
		$15,889,063
Pennsylvania - 9.5%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$ 3,255,361
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2024	300,000	327,046
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 4%, 6/01/2025	150,000	167,953
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2026	850,000	1,010,210
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2027	300,000	364,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2028	$400,000	$ 495,534
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2029	425,000	534,640
Allegheny County, PA, Sanitary Authority Sewer Rev., “A”, 5%, 6/01/2030	300,000	383,193
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2027	500,000	607,682
Allegheny County, PA, Sanitary Authority Sewer Rev., “B”, 5%, 6/01/2029	225,000	283,045
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,856,426
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,248,306
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2024 (w)	150,000	163,130
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2025 (w)	500,000	559,667
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Refunding Rev., 5%, 5/01/2026 (w)	490,000	561,224
Altoona, PA, Area School District, AGM, 0.238%, 12/01/2021	2,000,000	1,999,951
Altoona, PA, Area School District, AGM, 0.38%, 12/01/2022	605,000	605,023
Altoona, PA, Area School District, AGM, 0.49%, 12/01/2023	1,000,000	994,715
Altoona, PA, Area School District, AGM, 0.733%, 12/01/2024	1,105,000	1,095,149
Altoona, PA, Area School District, AGM, 1.005%, 12/01/2025	900,000	889,976
Altoona, PA, Area School District, AGM, 1.145%, 12/01/2026	305,000	299,530
Altoona, PA, Sewer Rev., AGM, 5%, 12/01/2027	500,000	610,576
Athens, PA, School District Rev., BAM, 4%, 4/15/2026	1,465,000	1,658,391
Athens, PA, School District Rev., BAM, 4%, 4/15/2027	1,070,000	1,233,782
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2025	1,325,000	1,504,358
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2026	1,380,000	1,611,367
Beaver County, PA, Big Beaver Falls School District Rev., BAM, 5%, 3/15/2027	1,460,000	1,747,099
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2023	655,000	697,813
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2027	500,000	577,783
Beaver County, PA, General Obligation, BAM, 4%, 11/15/2028	535,000	626,905
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2022	500,000	503,945
Beaver County, PA, Rochester Area School District, BAM, 2%, 5/01/2023	500,000	511,415
Beaver County, PA, Rochester Area School District, BAM, 1%, 5/01/2024	200,000	200,827

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Beaver County, PA, Rochester Area School District, BAM, 3%, 5/01/2025	$500,000	$ 533,899
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2023	500,000	531,405
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2024	400,000	436,199
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,950,000	2,170,283
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2026	200,000	225,991
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2027	465,000	528,922
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	855,000	971,815
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	1,620,000	1,833,534
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2024	435,000	465,425
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2025	565,000	619,493
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2026	1,000,000	1,118,248
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “A”, 5%, 2/01/2027	1,100,000	1,240,941
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-1”, 5%, 2/01/2040 (Put Date 2/01/2025)	5,545,000	6,013,075
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2024	615,000	663,576
Berks County, PA, Reading School District, “A”, BAM, 4%, 4/01/2025	1,000,000	1,105,120
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2024	1,200,000	1,294,782
Berks County, PA, Reading School District, “B”, BAM, 4%, 4/01/2025	1,680,000	1,856,602
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2023	720,000	765,992
Berks County, PA, Reading School District, “C”, BAM, 5%, 4/01/2024	3,635,000	4,013,590
Berks County, PA, Reading School District, “D”, BAM, 5%, 4/01/2025	8,395,000	9,589,763
Charleroi, PA, Area School District, BAM, 4%, 11/15/2026	1,110,000	1,264,149
Charleroi, PA, Area School District, BAM, 4%, 11/15/2028	250,000	292,946
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2022	800,000	822,292

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2023	$1,150,000	$ 1,235,463
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2024	700,000	783,344
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2025	675,000	782,783
Commonwealth Financing Authority Rev., “B”, 5%, 6/01/2026	185,000	220,421
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,552,954
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,297,715
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,647,908
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2024	530,000	579,811
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2025	535,000	597,924
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2026	580,000	660,546
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2027	940,000	1,086,232
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2028	1,010,000	1,183,502
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2029	1,040,000	1,217,140
Connellsville, PA, Area School District General Obligation, AGM, 4%, 11/15/2030	500,000	581,719
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2022	885,000	891,064
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2023	630,000	660,058
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2022	140,000	141,082
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), ETM, 5%, 1/01/2023	100,000	105,401
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2022	1,095,000	1,116,338
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 3.25%, 5/01/2023	105,000	107,033
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2029	1,000,000	1,150,670
Delaware Valley, PA, Regional Finance Authority, “A”, 2%, 10/01/2029	4,550,000	4,729,073
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2024	1,125,000	1,216,447
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2025	880,000	974,420

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2026	$935,000	$ 1,056,203
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2027	950,000	1,090,947
East Allegheny, PA, School District General Obligation, BAM, 4%, 6/01/2028	650,000	757,096
East Allegheny, PA, School District General Obligation, BAM, 3%, 6/01/2029	800,000	870,159
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2027	1,075,000	1,290,783
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2030	855,000	1,076,406
Erie, PA, City School District General Obligation, “A”, AGM, 5%, 4/01/2031	525,000	658,069
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2022	650,000	662,473
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2024	230,000	253,371
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2025	475,000	540,875
Erie, PA, City School District General Obligation, “B”, AGM, 5%, 4/01/2026	195,000	228,426
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2024	275,000	302,943
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2026	980,000	1,147,985
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2027	2,135,000	2,563,556
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2029	2,605,000	3,258,878
Erie, PA, City School District General Obligation, “C”, AGM, 5%, 4/01/2030	425,000	535,055
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2027	625,000	765,273
Erie, PA, Water Authority, Water Rev., “D”, BAM, 5%, 12/01/2028	1,000,000	1,251,008
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2022	100,000	100,605
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2023	325,000	338,709
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2024	320,000	342,917

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2025	$350,000	$ 384,747
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2026	945,000	1,060,655
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 4%, 2/01/2028	1,100,000	1,275,153
Fayette County, PA, Laurel Highlands School District, General Obligation , BAM, 3%, 2/01/2030	675,000	734,085
Fayette County, PA, Laurel Highlands School District, Unlimited Tax General Obligation, “A”, BAM, 4%, 2/01/2026	350,000	389,747
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	300,000
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	334,138
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2023	375,000	407,515
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	790,002
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	303,086
Lancaster County, PA, Pequea Valley School District, 1%, 5/15/2022	225,000	225,889
Lancaster County, PA, Pequea Valley School District, 2%, 5/15/2023	175,000	179,499
Lancaster County, PA, Pequea Valley School District, 3%, 5/15/2024	225,000	239,121
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2025	125,000	128,495
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2025	100,000	112,109
Lancaster County, PA, Pequea Valley School District, 1.5%, 5/15/2026	150,000	154,295
Lancaster County, PA, Pequea Valley School District, 4%, 5/15/2026	75,000	86,085
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2022	695,000	725,266
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2024	465,000	525,133
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2025	630,000	733,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2026	$820,000	$ 981,436
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2027	1,000,000	1,225,708
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 5%, 10/01/2028	705,000	883,787
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2029	370,000	432,614
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2030	450,000	522,335
Lancaster, PA, Higher Education Authority College Rev. (Harrisburg Area Community College Project), BAM, 4%, 10/01/2031	500,000	578,006
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2023	770,000	814,791
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2024	1,015,000	1,104,693
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2025	525,000	584,340
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2025	500,000	536,897
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2026	550,000	624,152
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2027	570,000	656,836
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2028	595,000	691,772
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2028	1,315,000	1,437,734
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2029	410,000	473,176
Lancaster, PA, Parking Rev., “A”, BAM, 3%, 12/01/2029	525,000	574,039
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2030	425,000	488,661
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2031	440,000	502,977
Lancaster, PA, Parking Rev., “A”, BAM, 4%, 9/01/2032	460,000	522,013
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2022	805,000	822,191
Lancaster, PA, School District General Obligation, “B”, AGM, 4%, 6/01/2023	450,000	475,688
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2022	1,000,000	1,008,572
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2023	1,000,000	1,033,708
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2024	500,000	537,028
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2025	805,000	886,564

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2027	$500,000	$ 572,073
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 4%, 3/01/2028	500,000	580,321
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2029	500,000	543,215
Lawrence County, PA, New Castle Area School District, General Obligation, BAM, 3%, 3/01/2030	500,000	539,675
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	1,295,000	1,294,384
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,334,632
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	1,040,969
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,004,939
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	447,422
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	435,529
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	461,988
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	440,282
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	930,000	1,142,014
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,159,744
Luzerne County, PA, Wilkes-Barre Area School District, General Obligation, “B”, BAM, 5%, 8/01/2028	1,540,000	1,840,892
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “A”, AGM, 2%, 3/01/2029	1,135,000	1,169,766
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.039%, 3/01/2025	515,000	512,022
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.229%, 3/01/2026	1,250,000	1,237,000
Luzerne, Carbon and Schuylkill Counties, PA, Hazleton Area School District, General Obligation, “B”, AGM, 1.47%, 3/01/2027	1,000,000	989,024
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2022	500,000	515,511
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2024	1,000,000	1,118,406
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2025	500,000	577,463
Lycoming County, PA, College Rev. (Pennsylvania College of Technology), “A”, BAM, 5%, 7/01/2026	600,000	713,251

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	$1,225,000	$ 1,234,516
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2022)	1,070,000	1,081,546
Montgomery County, PA, Higher Education & Health Authority Rev. (AICUP Financing Program - Gwynedd Mercy University Project), 4%, 5/01/2036 (Put Date 5/01/2023)	1,175,000	1,220,500
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2029	1,000,000	1,266,845
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2030	1,350,000	1,696,481
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 5%, 9/01/2031	2,355,000	2,947,522
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,516,822
Northampton and Lehigh Counties, PA, Bethlehem Area School District, “A”, 5%, 2/01/2025	4,575,000	5,243,486
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2022	365,000	366,404
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 3%, 1/01/2024	865,000	904,773
Pennsylvania Economic Development Financing Authority Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	110,000	122,591
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2021	1,730,000	1,742,945
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.44%, 6/01/2041 (Put Date 6/03/2024)	3,315,000	3,315,288
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.18%, 8/01/2045 (Put Date 2/01/2022)	1,785,000	1,785,000
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 0.58%, 8/01/2037 (Put Date 8/01/2024)	1,145,000	1,140,025
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	2,050,000	2,357,533

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2026	$475,000	$ 553,343
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	2,700,000	3,158,311
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2027	350,000	416,580
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2028	550,000	666,631
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	230,000	276,677
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2029	535,000	658,316
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2022	420,000	429,992
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2023	540,000	578,156
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2024	340,000	379,253
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2025	350,000	404,250
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2026	550,000	653,457
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2028	825,000	1,026,032
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2029	1,500,000	1,902,493
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), “A”, AGM, 5%, 5/01/2030	2,250,000	2,907,277
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,013,868
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	504,251
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	830,197
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,122,945
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,242,862
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,158,763

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	$3,815,000	$ 4,160,546
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2025	750,000	868,016
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2026	740,000	878,237
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2028	950,000	1,158,844
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 4/01/2029	100,000	123,516
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “133”, 5%, 10/01/2029	450,000	560,223
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2022	385,000	392,551
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2022	660,000	688,119
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2023	515,000	548,275
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2023	1,025,000	1,112,774
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2024	485,000	535,513
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2024	805,000	903,616
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2025	575,000	655,579
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2025	1,090,000	1,261,061
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2026	1,105,000	1,294,411
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2026	2,250,000	2,670,314
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2027	2,285,000	2,737,028
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2027	2,120,000	2,566,010
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “116A”, 3%, 4/01/2023	525,000	539,763
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “125A”, 3.2%, 10/01/2028	3,550,000	3,803,214
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2022	325,000	330,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2023	$500,000	$ 531,140
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2024	560,000	616,159
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2025	675,000	767,157
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2026	800,000	933,158
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2027	715,000	855,283
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 5%, 3/01/2028	750,000	916,867
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2029	850,000	996,455
Pennsylvania Public School Building Authority, College Rev. (Northampton County Community College), BAM, 4%, 3/01/2030	640,000	743,790
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2022	255,000	263,822
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2023	280,000	299,295
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2024	300,000	330,308
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2026	250,000	287,444
Pennsylvania Public School Building Authority, College Rev. (Westmoreland County Community College), AGM, 4%, 10/15/2027	480,000	559,709
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,381,417
Philadelphia, PA, School District, 5%, 9/01/2022	5,790,000	6,019,265

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, School District, 5%, 9/01/2023	$2,500,000	$ 2,713,252
Philadelphia, PA, School District, “A”, 5%, 9/01/2023	1,050,000	1,139,566
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,164,478
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	760,638
Philadelphia, PA, School District, “A”, 5%, 9/01/2026 (w)	1,370,000	1,640,757
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,258,717
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,989,279
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,558,285
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2024	1,700,000	1,832,842
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 4%, 2/01/2025	1,870,000	2,072,798
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2026	2,000,000	2,353,169
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2027	2,250,000	2,715,731
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2028	2,590,000	3,197,354
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2029	2,750,000	3,466,566
Pittsburgh and Allegheny County, PA, Sports & Exhibition Authority Regional Asset District Sales Tax Rev., AGM, 5%, 2/01/2030	2,925,000	3,718,747
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 1%, 2/15/2022 (w)	300,000	300,506
South Wayne County, PA, Water & Sewer Authority Rev., BAM, 2%, 2/15/2023 (w)	200,000	203,860
University of Pittsburgh, PA, PANTHERS, 4%, 4/15/2026	7,500,000	8,541,808
Wayne County, PA, County Guaranteed Hospital Rev. (Wayne Memorial Hospital Project), “A”, 5%, 7/01/2030	500,000	596,299
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,375,431
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,136,873
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,198,472
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2022	480,000	491,661
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2025	1,605,000	1,751,575

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2022	$415,000	$ 425,861
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2023	805,000	855,076
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2024	745,000	810,447
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2025	750,000	834,906
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2026	1,130,000	1,279,362
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2027	1,170,000	1,345,876
Westmoreland County, PA, Burrell School District, BAM, 4%, 7/15/2028	1,100,000	1,283,364
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2022	50,000	50,662
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2023	280,000	290,199
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2024	440,000	465,689
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2025	625,000	672,566
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Presbyterian Seniorcare Obligated Group), 4%, 5/15/2026	150,000	163,355
Westmoreland County, PA, Industrial Development Authority, Health System Rev. (Excela Health Project), “A”, 4%, 7/01/2025	405,000	451,565
York County, PA, Suburban School District General Obligation, “A”, BAM, 4%, 2/15/2022	1,075,000	1,086,553
		$348,622,866
Puerto Rico - 1.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$1,650,000	$ 1,660,714
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,114,133
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NPFG, 5.25%, 7/01/2024	740,000	783,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027	$2,000,000	$ 2,020,725
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	334,992
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,374,499
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,929,908
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2022	1,095,000	1,102,068
Puerto Rico Electric Power Authority Rev., “NN”, NPFG, 5.25%, 7/01/2023	435,000	451,464
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2024	110,000	111,521
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2025	115,000	116,590
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2022	300,000	304,148
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2023	370,000	375,116
Puerto Rico Electric Power Authority Rev., “RR”, NPFG, 5%, 7/01/2024	1,845,000	1,870,510
Puerto Rico Electric Power Authority Rev., “SS”, NPFG, 5%, 7/01/2023	860,000	871,891
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	530,000	537,328
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	25,000	25,346
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	261,809
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,082,481
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,319,116
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2025	195,000	207,156
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2026	460,000	492,523
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	85,000	85,106

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	$295,000	$ 298,968
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	90,225
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	394,782
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,151,365
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,092,026
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	644,514
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,441,608
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	135,939
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,306,221
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NPFG, 6%, 7/01/2027	390,000	394,041
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	207,000	225,757
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	718,000	648,899
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	15,340,000	13,128,127
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	16,249,000	12,905,328
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	245,000	248,387
		$68,538,987

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - 0.8%
Cranston, RI, General Obligation Anticipation Notes, 1%, 8/23/2022	$3,500,000	$ 3,522,166
Rhode Island Health and Educational Building Corp. Rev. (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,898,150
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2022	385,000	402,999
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2023	400,000	436,694
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2024	430,000	487,761
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2025	450,000	526,287
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev. (Providence College), “B”, 5%, 11/01/2026	470,000	564,800
Rhode Island Health and Educational Building Corp., Higher Education Facility Refunding Rev., (Providence College), “B”, 5%, 11/01/2027	245,000	301,167
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2025	600,000	695,886
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2026	875,000	1,039,814
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	883,341
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	577,020
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 4%, 12/01/2025	2,005,000	2,185,473
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2026	950,000	1,128,941
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2027	800,000	967,528
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2028	1,000,000	1,231,222
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	800,000	824,442
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2024	765,000	863,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Rhode Island - continued
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2025	$1,000,000	$ 1,159,811
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2026	1,125,000	1,336,904
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2027	2,130,000	2,576,043
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2028	1,185,000	1,458,998
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 5%, 12/01/2029	1,250,000	1,561,340
		$30,630,256
South Carolina - 0.9%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$ 3,243,202
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,757,408
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,424,838
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.067%, 12/01/2022	2,515,000	2,530,579
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.208%, 12/01/2023	3,205,000	3,227,870
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.368%, 12/01/2024	5,000,000	5,032,623
South Carolina Student Loan Corp., Student Loan Rev., “A”, 2.468%, 12/01/2025	6,850,000	6,858,399
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,130,354
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,747,571
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,990,973
		$31,943,817
South Dakota - 0.3%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.586%, 6/01/2022	$3,250,000	$ 3,254,039
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.706%, 6/01/2023	4,250,000	4,262,425
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Taxable Rev., 0.961%, 6/01/2024	3,425,000	3,434,018
		$10,950,482

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - 1.9%
Blount County, TN, Health & Educational Facilities Board, Multi-Family Housing Rev. (Meadowood Apartments Project), 0.3%, 5/01/2023 (Put Date 5/01/2022)	$9,500,000	$ 9,500,447
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2025	545,000	572,547
Knox County, TN, Health, Educational & Housing Facility Board Rev. (East Tennessee Children's Hospital), 5%, 11/15/2029	1,175,000	1,466,523
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	903,048
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	827,351
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	2,350,000	2,681,029
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	315,738
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	591,131
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	570,083
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,702,150
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	7,750,000	9,438,583
Knoxville, TN, Community Development Corp., Multi-Family Housing Rev. (Austin Homes 1B), 0.22%, 10/01/2024 (Put Date 10/01/2023)	4,445,000	4,429,886
Memphis, TN, Health, Educational and Housing Board, Multi-Family Housing Rev. (Burkle & Main Apartments Project), 1.4%, 11/01/2022 (Put Date 5/01/2022)	1,500,000	1,508,416
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2022	200,000	206,259
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2023	750,000	807,934
Memphis-Shelby County, TN, Airport Authority Refunding Rev., “C”, 5%, 7/01/2024	850,000	949,444
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2025	2,750,000	3,170,647
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2026	175,000	207,239
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2023	1,750,000	1,885,178
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2024	4,000,000	4,467,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Rev., “B”, 5%, 7/01/2025	$2,500,000	$ 2,882,406
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 4%, 11/01/2049 (Put Date 11/01/2025)	18,380,000	20,513,870
		$69,597,879
Texas - 6.8%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2022	$350,000	$ 362,839
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2023	325,000	351,583
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2024	325,000	364,928
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2025	400,000	463,684
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2026	400,000	476,473
Arlington, TX, Higher Education Finance Corp. Education Rev. (Riverwalk Education Foundation, Inc.), PSF, 5%, 8/15/2027	525,000	640,356
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	3,070,780
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,265,092
Bexar County, TX, Venue Project Rev., AGM, 0.331%, 8/15/2022	565,000	564,569
Bexar County, TX, Venue Project Rev., AGM, 0.461%, 8/15/2023	500,000	496,953
Bexar County, TX, Venue Project Rev., AGM, 0.76%, 8/15/2024	455,000	450,079
Bexar County, TX, Venue Project Rev., AGM, 1.082%, 8/15/2025	720,000	711,004
Bexar County, TX, Venue Project Rev., AGM, 1.272%, 8/15/2026	315,000	309,415
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	1,055,000	1,074,130
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2022	460,000	468,341
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	1,070,000	1,130,992
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2023	750,000	792,751
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2024	1,025,000	1,118,300
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2025	985,000	1,101,462
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	940,000	1,071,852

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2026	$1,005,000	$ 1,145,970
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2027	805,000	931,300
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	710,000	830,446
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2028	1,340,000	1,567,320
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	495,000	584,476
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 5%, 4/01/2029	1,440,000	1,700,293
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2039	115,000	116,373
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.075%, 4/01/2023	350,000	350,288
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.305%, 4/01/2024	375,000	373,922
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.674%, 4/01/2025	250,000	249,401
Brazos, TX, Higher Education Authority, Inc., Taxable Student Loan Program Rev., “1A”, 1.974%, 4/01/2026	375,000	374,193
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2023	230,000	243,364
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2025	475,000	539,765
Brownsville, TX, General Obligation, Refunding, 5%, 2/15/2027	525,000	626,761
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2025	950,000	1,074,339
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2026	1,000,000	1,162,297
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2027	1,000,000	1,169,687
Brownsville, TX, Navigation District Rev., AGM, 5%, 3/01/2029	1,100,000	1,275,494
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2022	235,000	242,418
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2023	200,000	215,379
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2024	265,000	296,378
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2025	310,000	358,393
Bryan, TX, Electric System Rev., “A”, AGM, 5%, 7/01/2026	330,000	392,621
Capital Area, TX, Housing Finance Corp., Multi-Family Housing Rev. (Grand Ave. Flats), 0.29%, 8/01/2039 (Put Date 8/01/2024)	2,370,000	2,357,963
Central Texas Regional Mobility Authority, “F”, 5%, 1/01/2025	4,000,000	4,448,895
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2021	190,000	190,425
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2022	595,000	612,006
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2023	250,000	263,065

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2024	$190,000	$ 203,692
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 3%, 12/01/2025	170,000	184,744
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., BAM, 4%, 12/01/2026	175,000	200,286
Cinco Southwest, TX, Municipal Utility District No. 1 Contract Refunding Rev., “A”, BAM, 3%, 12/01/2022	460,000	472,996
Clear Brook City, TX, Municipal Utility District, AGM, 4%, 2/01/2028	275,000	317,539
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2025	800,000	880,234
Clear Brook City, TX, Municipal Utility District (Tax Fire Protection), “A”, BAM, 4%, 2/01/2026	800,000	897,200
Clear Creek, TX, Independent School District Variable Rate Unlimited Tax School Building, “B”, 0.28%, 2/15/2038 (Put Date 8/15/2024)	1,050,000	1,044,769
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 4%, 8/15/2023	900,000	959,450
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 5%, 8/15/2024	600,000	675,495
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), PSF, 5%, 8/15/2026	1,475,000	1,768,486
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	1,095,000	1,129,900
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2023	455,000	487,926
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2025	490,000	557,545
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2026	505,000	589,326
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4.5%, 9/01/2027	525,000	605,270
Collin and Hunt Counties, TX, Magnolia Pointe Municipal Utility District No. 1, AGM, 4%, 9/01/2028	415,000	464,578
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	564,461
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2022	225,000	228,550
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2023	220,000	233,732
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2024	205,000	226,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2025	$410,000	$ 470,061
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2026	435,000	513,681
Eagle Pass, TX, Tax and Limited Pledge Rev., AGM, 5%, 3/01/2027	310,000	375,642
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,652,384
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2022	200,000	205,134
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2023	125,000	132,511
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	110,000	119,973
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2024	155,000	169,053
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	120,000	133,864
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2025	150,000	167,330
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	180,000	204,323
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2026	215,000	244,053
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	140,000	161,045
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2027	240,000	276,077
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	145,000	168,969
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2028	210,000	244,713
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2029	175,000	206,210
Elgin, TX, Tax and Rev., AGM, 4%, 7/15/2030	185,000	220,111
Fort Bend County, TX, Municipal Utility District No. 134B, AGM, 3%, 3/01/2024	585,000	618,610
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2023	400,000	425,411
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2024	680,000	754,056
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2025	715,000	822,815
Fort Bend County, TX, Toll Road Rev. Senior Lien, BAM, 5%, 3/01/2026	755,000	895,464
Gaines County, TX, Seminole Hospital District, “A”, 3.75%, 2/15/2023	2,020,000	2,038,129
Gaines County, TX, Seminole Hospital District, “A”, 3.9%, 2/15/2024	2,125,000	2,143,871
Gaines County, TX, Seminole Hospital District, “A”, 4.05%, 2/15/2025	2,215,000	2,234,551
Gaines County, TX, Seminole Hospital District, “A”, 4.25%, 2/15/2026	1,155,000	1,165,236
Gaines County, TX, Seminole Hospital District, “A”, 4.5%, 2/15/2027	2,405,000	2,426,685
Gaines County, TX, Seminole Hospital District, “A”, 4.65%, 2/15/2028	2,615,000	2,638,587

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Galveston, TX, Public Facility Corp., Multifamily Housing Rev. (The Oleanders At Broadway), 0.47%, 8/01/2025 (Put Date 8/01/2024)	$4,935,000	$ 4,919,378
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 0.459%, 3/01/2023	295,000	294,621
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 0.723%, 3/01/2024	600,000	596,559
Garland, TX, Electric Utility System Rev. (Dallas, Collin and Rockwall Counties), “B”, 1.068%, 3/01/2025	800,000	793,537
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2026	440,000	518,144
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2027	470,000	567,345
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2028	510,000	628,697
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2029	450,000	565,670
Greater Texas Cultural Education Facilities Finance Corp. Rev. (Epicenter Multipurpose Facilities Project), “A”, 5%, 3/01/2030	475,000	607,140
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2027	6,000,000	7,396,852
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, 5%, 10/01/2028	9,000,000	11,357,388
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2023	200,000	209,127
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2025	265,000	287,622
Harris County, TX, Morton Road Municipal Utility District, BAM, 3%, 9/01/2026	300,000	330,095
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2023	530,000	541,128
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2024	530,000	548,064
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2025	530,000	552,381
Harris County, TX, Municipal Utility District No. 287, “A”, AGM, 2%, 3/01/2026	530,000	554,536
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2022	595,000	599,000
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2023	565,000	583,402
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2024	590,000	621,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Horizon, TX, Regional Municipal Utility District, BAM, 3%, 2/01/2025	$410,000	$ 438,429
Housing Options, Inc., Multi-Family Housing Rev. (Brooks Manor - The Oaks Project), 0.5%, 8/01/2041 (Put Date 3/01/2025)	4,165,000	4,140,055
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	710,000	751,235
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	355,000	411,963
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	490,000	568,947
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,475,000	4,998,541
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,153,355
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,552,663
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2022	180,000	185,466
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2023	180,000	191,798
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2024	255,000	279,793
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2025	230,000	258,491
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2026	280,000	321,018
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2029	440,000	521,291
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2030	445,000	531,730
Houston, TX, Convention & Entertainment Facilities Department, Hotel Occupancy Rev., 4%, 9/01/2031	400,000	482,066
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2022	500,000	518,814
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2023	550,000	594,172
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2024	575,000	643,409
Houston, TX, Memorial City Redevelopment Authority Rev., AGM, 5%, 9/01/2026	1,100,000	1,299,309

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	$250,000	$ 281,548
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	580,579
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	406,565
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2025	130,000	147,822
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2026	150,000	174,619
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2028	225,000	271,972
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2029	275,000	337,181
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2030	185,000	225,307
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,427,552
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2022	1,750,000	1,787,770
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2025	825,000	951,162
Lubbock, TX, Electric Light and Power System Rev., 5%, 4/15/2026	800,000	950,006
Matagorda County, TX, Navigation District 1, Pollution Control Refunding Rev. (Central Power & Light Co. Project), 0.9%, 5/01/2030 (Put Date 9/01/2023)	1,360,000	1,361,485
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 2.6%, 11/01/2029	3,000,000	3,161,688
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.15%, 5/01/2046 (Put Date 12/01/2021)	3,335,000	3,335,264
North Central, TX, Housing Finance Corp., Multifamily Housing Rev. (Bluebonnet Ridge Apartments), 0.375%, 8/01/2040 (Put Date 8/01/2024)	3,150,000	3,139,585
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,139,323
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2026	1,910,000	2,249,468
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2027	2,450,000	2,967,627
North Texas Tollway Authority System Refunding Rev., “B”, 5%, 1/01/2028	3,580,000	4,430,233
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2022	185,000	187,517
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2023	565,000	598,659
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2024	250,000	275,703

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2025	$500,000	$ 570,451
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2026	375,000	440,671
Port Arthur, TX, Combination Tax & Certificates of Obligation Rev., BAM, 5%, 2/15/2027	350,000	421,424
Port Beaumont, TX, Navigation District of Jefferson County Dock & Wharf Facilities Rev. (Jefferson Gulf Coast Energy Project), “A”, 1.875%, 1/01/2026 (n)	850,000	847,116
Prosper, TX, Independent School District, School Building, PSF, 5%, 2/15/2029	600,000	764,077
Prosper, TX, Independent School District, School Building, PSF, 5%, 2/15/2030	700,000	886,724
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,187,024
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2024	1,595,000	1,781,603
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2025	1,015,000	1,170,655
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2026	1,690,000	2,001,333
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2027	1,870,000	2,266,709
San Antonio, TX, Airport System Rev., “A”, 5%, 7/01/2028	565,000	697,932
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2022	1,405,000	1,449,160
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2023	1,100,000	1,182,481
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2024	860,000	960,613
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2025	1,600,000	1,844,740
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2026	1,250,000	1,480,276
San Antonio, TX, Passenger Facility Charge and Subordinate Lien Airport System Rev., “A”, 5%, 7/01/2027	2,750,000	3,328,352
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,203,415
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,392,016
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,519,886

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2024	$515,000	$ 573,991
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2025	1,675,000	1,922,896
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2023	145,000	156,372
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2024	135,000	151,017
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2025	140,000	161,426
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2026	250,000	295,568
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2029	200,000	249,174
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 5%, 8/01/2030	250,000	315,306
Texas Department of Housing & Community Affairs, Multi-Family Housing Rev. (Scott Street Lofts), 0.7%, 8/01/2040 (Put Date 8/01/2023)	5,000,000	5,002,580
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2021	3,250,000	3,268,049
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2022	2,500,000	2,626,560
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2029	12,000,000	15,049,916
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2022	300,000	306,817
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2023	270,000	288,025
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2024	370,000	408,322
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), BAM, 5%, 5/01/2025	500,000	568,537
Texas Public Finance Authority, Financing System Refunding Rev. (Texas Southern University), “A”, BAM, 5%, 5/01/2026	395,000	461,095
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2028	135,000	116,381
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2029	500,000	417,503
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2022	500,000	518,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Water Development Board, Water Implementation Rev., 4%, 10/15/2023	$435,000	$ 466,655
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2024	1,100,000	1,249,558
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2025	765,000	884,837
Texas Water Development Board, Water Implementation Rev., 5%, 10/15/2025	1,000,000	1,175,666
Texas Water Development Board, Water Implementation Rev., 5%, 4/15/2026	535,000	638,691
Trinity River, TX, Public Facility Corp., Multi-Family Housing Rev. (Cowan Place Apartments), 0.28%, 10/01/2024 (Put Date 10/01/2023)	10,000,000	9,969,119
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2024	400,000	428,063
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2025	590,000	639,190
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2026	615,000	672,574
Viridian, TX, Municipal Management District, Road Improvement Rev., AGM, 3%, 12/01/2027	500,000	551,210
Waco, TX, 5%, 2/01/2027	3,220,000	3,915,991
Wichita County, TX, Wichita Falls Independent School District, PSF, 4%, 2/01/2024	1,000,000	1,081,895
Wichita County, TX, Wichita Falls Independent School District, PSF, 4%, 2/01/2025	700,000	779,507
Wichita County, TX, Wichita Falls Independent School District, PSF, 4%, 2/01/2026	850,000	969,237
		$247,479,964
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023 (n)	$1,500,000	$ 1,606,772
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024 (n)	1,500,000	1,657,953
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,475,000	3,598,337
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	1,760,000	1,822,467
		$8,685,529

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.4%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 2,294,395
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,421,065
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	6,162,025
Utah County, UT, Hospital Rev. (IHC Health Services, Inc.), “B-2”, 5%, 5/15/2060 (Put Date 8/01/2026)	5,000,000	5,976,268
		$15,853,753
Vermont - 0.7%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$550,000	$ 566,934
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	525,000	561,487
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,117,944
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	775,000	856,976
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	360,000	408,967
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	1,470,000	1,713,324
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	775,000	903,283
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	140,000	163,174
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	775,000	897,246
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,188,723
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	1,000,000	1,188,723
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2027	425,000	505,207
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,600,000	1,918,406
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	1,735,000	2,080,271
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2028	525,000	629,477
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	1,640,000	1,991,764

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	$1,450,000	$ 1,761,011
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2030	1,000,000	1,227,379
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2022	1,420,000	1,461,571
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,068,827
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2024	850,000	939,909
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2025	875,000	995,688
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,447,606
		$26,593,897
Virginia - 1.2%
Amelia County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$505,000	$ 507,363
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2024	775,000	868,522
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2025	475,000	550,462
Arlington County, VA, Industrial Development Authority, Hospital Rev. (Virginia Hospital Center), 5%, 7/01/2027	1,025,000	1,254,429
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	235,000	236,100
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 8/01/2027 (Put Date 5/02/2022)	475,000	479,286
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 2.4%, 9/01/2038 (Put Date 5/02/2022)	410,000	413,700
Halifax County, VA, Industrial Development Authority Recovery Zone Facility Rev. (Virginia Electric & Power Co. Project), “A”, 0.45%, 12/01/2041 (Put Date 4/01/2022)	3,060,000	3,061,827
Hampton Roads Transportation Accountability Commission, VA, Transportation Fund, “A”, 5%, 7/01/2026	10,000,000	11,958,401
King George County, VA, Industrial Development Authority Solid Waste Disposal Rev. (King George Landfill, Inc. Project), “A”, 2.5%, 6/01/2023	545,000	560,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	$2,340,000	$ 2,332,868
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 2.4%, 6/01/2028 (Put Date 5/01/2022)	475,000	479,286
Virginia Beach, VA, Development Authority Residential Care Facility Refunding Rev. (Westminster-Canterbury on Chesapeake Bay), 5%, 9/01/2029	95,000	110,407
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2022	200,000	205,252
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2023	225,000	240,830
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2024	300,000	331,787
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2025	350,000	398,784
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2026	400,000	466,750
Virginia Housing Development Authority Rev., Rental Housing, “A”, 1.9%, 3/01/2023	5,955,000	5,959,361
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,332,033
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	781,953
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2022	400,000	403,094
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2023	425,000	447,914
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 5%, 1/01/2024	500,000	548,924
Wise County, VA, Industrial Development Authority, Solid Waste & Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 0.75%, 10/01/2040 (Put Date 9/02/2025)	2,700,000	2,704,405
Wise County, VA, Industrial Development Authority, Solid Waste and Sewage Disposal Rev. (Virginia Electric and Power Co. Project), “A”, 1.2%, 11/01/2040 (Put Date 5/31/2024)	4,555,000	4,627,608
		$44,262,086

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 1.7%
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	$2,000,000	$ 2,062,043
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,613,517
Everett, WA, Housing Authority Multi-Family Rev. (Baker Heights Legacy), 0.3%, 9/01/2024 (Put Date 9/01/2023)	4,000,000	3,990,352
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,125,062
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,358,857
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,395,654
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2022	3,330,000	3,447,446
Port of Seattle, WA, Intermediate Lien Refunding Rev. (Private Activity), “C”, 5%, 8/01/2023	4,025,000	4,351,721
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,787,761
Port Tacoma, WA, Refunding Rev., “A”, 5%, 12/01/2028	125,000	154,469
Seattle, WA, Housing Authority Rev. (Lam Bow Apartments Project), 1.25%, 6/01/2024	1,500,000	1,510,472
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	3,070,000	3,071,395
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2024	3,600,000	4,035,509
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2025	1,825,000	2,110,890
Seattle, WA, Port Intermediate Lien Rev., “C”, 5%, 8/01/2026	2,315,000	2,753,522
Seattle, WA, Port Rev., 5%, 4/01/2025	1,750,000	2,003,523
Seattle, WA, Port Rev., 5%, 4/01/2026	3,000,000	3,535,566
Seattle, WA, Port Rev., 5%, 4/01/2030	9,685,000	12,069,068
Seattle, WA, Port Rev., 5%, 4/01/2031	3,500,000	4,339,811
		$62,716,638
West Virginia - 0.5%
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2022	$250,000	$ 254,879
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2023	400,000	417,328
Parkersburg, WV, Waterworks & Sewerage System Refunding Rev., “A”, BAM, 3%, 8/01/2025	200,000	216,347
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 2.55%, 3/01/2040 (Put Date 4/01/2024)	4,000,000	4,169,283
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Company - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	11,500,000	11,628,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
West Virginia - continued
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	$1,915,000	$ 1,882,341
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,510,000	1,509,405
		$20,078,120
Wisconsin - 1.0%
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2028	$265,000	$ 234,991
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2029	365,000	313,976
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2030	550,000	458,535
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2028	1,055,000	928,950
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2029	1,050,000	895,983
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2030	1,095,000	904,699
Wisconsin Health & Educational Facilities Authority Rev. (Advocate Aurora Health Credit Group), “C-1”, 5%, 8/15/2054 (Put Date 7/29/2026)	4,000,000	4,791,966
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2022	975,000	1,016,539
Wisconsin Health & Educational Facilities Authority Rev. (Marquette University), 5%, 10/01/2024	440,000	494,445
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “B-2”, 5%, 2/15/2051 (Put Date 2/15/2027)	4,000,000	4,742,024
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 3%, 8/15/2026	4,340,000	4,610,121
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), 4%, 9/15/2027	865,000	923,736
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2025	500,000	533,951
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “A”, 4%, 9/15/2026	685,000	731,513
Wisconsin Health & Educational Facilities Authority Rev. (Saint John's Communities, Inc. Project), “B-2”, 3%, 9/15/2022	110,000	111,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	$415,000	$ 419,582
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B-2”, 2.25%, 6/01/2027 (n)(w)	855,000	848,358
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2022	350,000	359,607
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2023	400,000	429,462
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2024	400,000	446,417
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2025	425,000	490,731
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2026	325,000	386,418
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2027	450,000	548,552
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2028	725,000	903,348
Wisconsin Public Finance Authority Hospital Rev. (Renown Regional Medical Center Project), “A”, 5%, 6/01/2029	900,000	1,144,040
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 0.513%, 2/01/2022	1,215,000	1,214,862
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 0.813%, 2/01/2023	920,000	918,556
Wisconsin Public Finance Authority Hospital Rev. (UNC Health Southeastern), “B”, 1.755%, 2/01/2026	1,710,000	1,686,004
Wisconsin Public Finance Authority Hospital Taxable Rev. (UNC Health Southeastern), “B”, 1.143%, 2/01/2024	1,315,000	1,306,704
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	2,330,000	2,485,687
		$35,281,695
Wyoming - 0.1%
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2022	$250,000	$ 254,706
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2023	250,000	263,623
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2024	250,000	271,998

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wyoming - continued
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2025	$280,000	$ 312,262
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2026	400,000	455,107
Lancaster County, WY, Hospital Refunding Rev. (Cheyenne Regional Medical Center Project), 4%, 5/01/2027	185,000	213,899
		$1,771,595
Total Municipal Bonds (Identified Cost, $3,499,232,462)		$ 3,594,229,165
Bonds – 0.3%
Consumer Services – 0.3%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$4,589,000	$ 4,071,153
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	7,427,000	6,219,451
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	1,054,000	799,884
Total Bonds (Identified Cost, $10,882,830)		$ 11,090,488
Investment Companies (h) - 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $69,408,331)	69,408,789	$ 69,408,788

Other Assets, Less Liabilities - (0.2)%		(7,682,141)
Net Assets - 100.0%		$ 3,667,046,300

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $69,408,788 and $3,605,319,653, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,417,178, representing 1.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual

Portfolio of Investments (unaudited) – continued
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
MUNIPSA	SIFMA Municipal Swap Index
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 10/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $3,510,115,292)	$3,605,319,653
Investments in affiliated issuers, at value (identified cost, $69,408,331)	69,408,788
Cash	126
Receivables for
When-issued investments sold	15,380,000
Investments sold	2,401,809
Fund shares sold	12,381,248
Interest	36,633,406
Other assets	31,652
Total assets	$3,741,556,682
Liabilities
Payables for
Distributions	$541,991
Investments purchased	1,785,000
Fund shares reacquired	4,066,038
When-issued investments purchased	67,145,709
Payable to affiliates
Investment adviser	128,495
Administrative services fee	5,339
Shareholder servicing costs	658,246
Distribution and service fees	29,461
Accrued expenses and other liabilities	150,103
Total liabilities	$74,510,382
Net assets	$3,667,046,300
Net assets consist of
Paid-in capital	$3,592,643,368
Total distributable earnings (loss)	74,402,932
Net assets	$3,667,046,300
Shares of beneficial interest outstanding	439,486,190

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,473,563,277	176,482,285	$8.35
Class B	187,373	22,470	8.34
Class C	47,898,254	5,734,364	8.35
Class I	1,566,725,142	187,837,649	8.34
Class R6	578,672,254	69,409,422	8.34

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.56 [100 / 97.50 x $8.35]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 10/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$33,314,392
Dividends from affiliated issuers	15,747
Other	367
Total investment income	$33,330,506
Expenses
Management fee	$6,367,747
Distribution and service fees	2,064,517
Shareholder servicing costs	1,177,871
Administrative services fee	235,590
Independent Trustees' compensation	22,615
Custodian fee	180,111
Shareholder communications	43,031
Audit and tax fees	29,116
Legal fees	10,083
Miscellaneous	157,301
Total expenses	$10,287,982
Fees paid indirectly	(8)
Reduction of expenses by investment adviser and distributor	(954,259)
Net expenses	$9,333,715
Net investment income (loss)	$23,996,791
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$919,063
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,742,713)
Net realized and unrealized gain (loss)	$(24,823,650)
Change in net assets from operations	$(826,859)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21
Change in net assets
From operations
Net investment income (loss)	$23,996,791	$50,892,923
Net realized gain (loss)	919,063	1,802,708
Net unrealized gain (loss)	(25,742,713)	109,315,836
Change in net assets from operations	$(826,859)	$162,011,467
Total distributions to shareholders	$(23,893,146)	$(49,799,360)
Change in net assets from fund share transactions	$343,134,280	$718,942,046
Total change in net assets	$318,414,275	$831,154,153
Net assets
At beginning of period	3,348,632,025	2,517,477,872
At end of period	$3,667,046,300	$3,348,632,025
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$8.40	$8.06	$8.16	$7.99	$8.11	$8.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.16	$0.18	$0.17	$0.16(c)
Net realized and unrealized gain (loss)	(0.05)	0.34	(0.09)	0.16	(0.12)	(0.12)
Total from investment operations	$0.00	$0.48	$0.07	$0.34	$0.05	$0.04
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.14)	$(0.17)	$(0.17)	$(0.17)	$(0.16)
Net asset value, end of period (x)	$8.35	$8.40	$8.06	$8.16	$7.99	$8.11
Total return (%) (r)(s)(t)(x)	0.04(n)	5.92	0.78	4.36	0.60	0.47(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.73(a)	0.76	0.78	0.78	0.79	0.80(c)
Expenses after expense reductions (f)	0.61(a)	0.65	0.66	0.67	0.69	0.69(c)
Net investment income (loss)	1.27(a)	1.65	1.97	2.18	2.06	1.95(c)
Portfolio turnover	9(n)	18	24	32	33	27
Net assets at end of period (000 omitted)	$1,473,563	$1,382,963	$1,060,370	$817,277	$692,006	$647,875
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$8.39	$8.05	$8.15	$7.98	$8.10	$8.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.08	$0.10	$0.12	$0.11	$0.10(c)
Net realized and unrealized gain (loss)	(0.05)	0.33	(0.10)	0.16	(0.12)	(0.12)
Total from investment operations	$(0.03)	$0.41	$0.00	$0.28	$(0.01)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.11)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$8.34	$8.39	$8.05	$8.15	$7.98	$8.10
Total return (%) (r)(s)(t)(x)	(0.33)(n)	5.15	0.03	3.59	(0.15)	(0.28)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.52	1.53	1.53	1.55	1.55(c)
Expenses after expense reductions (f)	1.37(a)	1.40	1.42	1.42	1.44	1.44(c)
Net investment income (loss)	0.53(a)	0.96	1.25	1.43	1.32	1.21(c)
Portfolio turnover	9(n)	18	24	32	33	27
Net assets at end of period (000 omitted)	$187	$188	$470	$902	$1,008	$1,367

Class C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$8.41	$8.06	$8.16	$7.99	$8.11	$8.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.07	$0.09	$0.11	$0.10	$0.09(c)
Net realized and unrealized gain (loss)	(0.06)	0.35	(0.09)	0.17	(0.12)	(0.13)
Total from investment operations	$(0.04)	$0.42	$0.00	$0.28	$(0.02)	$(0.04)
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.07)	$(0.10)	$(0.11)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$8.35	$8.41	$8.06	$8.16	$7.99	$8.11
Total return (%) (r)(s)(t)(x)	(0.50)(n)	5.16	(0.07)	3.49	(0.25)	(0.50)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.48(a)	1.51	1.53	1.53	1.55	1.55(c)
Expenses after expense reductions (f)	1.47(a)	1.50	1.52	1.52	1.54	1.54(c)
Net investment income (loss)	0.43(a)	0.84	1.14	1.33	1.22	1.11(c)
Portfolio turnover	9(n)	18	24	32	33	27
Net assets at end of period (000 omitted)	$47,898	$51,865	$78,365	$89,702	$105,269	$128,146
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$8.40	$8.05	$8.15	$7.98	$8.10	$8.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.18	$0.19	$0.18	$0.17(c)
Net realized and unrealized gain (loss)	(0.06)	0.35	(0.10)	0.17	(0.12)	(0.12)
Total from investment operations	$0.00	$0.50	$0.08	$0.36	$0.06	$0.05
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.15)	$(0.18)	$(0.19)	$(0.18)	$(0.17)
Net asset value, end of period (x)	$8.34	$8.40	$8.05	$8.15	$7.98	$8.10
Total return (%) (r)(s)(t)(x)	0.00(n)(w)	6.21	0.92	4.52	0.75	0.61(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48(a)	0.51	0.53	0.53	0.54	0.55(c)
Expenses after expense reductions (f)	0.46(a)	0.50	0.52	0.52	0.54	0.54(c)
Net investment income (loss)	1.42(a)	1.80	2.12	2.33	2.21	2.11(c)
Portfolio turnover	9(n)	18	24	32	33	27
Net assets at end of period (000 omitted)	$1,566,725	$1,413,405	$1,128,577	$957,507	$756,720	$876,126

Class R6	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18(i)
Net asset value, beginning of period	$8.39	$8.05	$8.15	$7.98	$8.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.18	$0.19	$0.12
Net realized and unrealized gain (loss)	(0.05)	0.34	(0.10)	0.17	(0.21)
Total from investment operations	$0.01	$0.49	$0.08	$0.36	$(0.09)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.15)	$(0.18)	$(0.19)	$(0.12)
Net asset value, end of period (x)	$8.34	$8.39	$8.05	$8.15	$7.98
Total return (%) (r)(s)(t)(x)	0.16(n)	6.16	1.00	4.60	(1.06)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.40(a)	0.44	0.45	0.45	0.46(a)
Expenses after expense reductions (f)	0.39(a)	0.43	0.44	0.44	0.45(a)
Net investment income (loss)	1.49(a)	1.84	2.21	2.40	2.30(a)
Portfolio turnover	9(n)	18	24	32	33
Net assets at end of period (000 omitted)	$578,672	$500,212	$249,695	$245,575	$280,725

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R6, the period is from the class inception, September 1, 2017, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Municipal Limited Maturity Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments, which generally trade in the over-the-counter market. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument. Municipal instruments may be supported by insurance which typically guarantees the timely payment of all principal and interest due on the underlying municipal instrument. The value of a municipal instrument can be volatile and significantly affected by adverse tax changes or court rulings, legislative or political changes, changes in specific or general market and economic conditions in the region where the instrument is issued, and the financial condition of municipal issuers and of municipal instrument insurers of which there are a limited number. Also, because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the

Notes to Financial Statements (unaudited) - continued
full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While still evaluating the impact to the fund of the June 30, 2023 discontinuation of the more commonly used U.S. dollar LIBOR settings, management has concluded that the December 31, 2021 planned cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings will not have a material impact on the fund.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,594,229,165	$—	$3,594,229,165
U.S. Corporate Bonds	—	11,090,488	—	11,090,488
Mutual Funds	69,408,788	—	—	69,408,788
Total	$69,408,788	$3,605,319,653	$—	$3,674,728,441
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.

Notes to Financial Statements (unaudited) - continued
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Notes to Financial Statements (unaudited) - continued
During the year ended April 30, 2021, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$683,518
Tax-exempt income	49,115,842
Total distributions	$49,799,360
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/21
Cost of investments	$3,578,210,045
Gross appreciation	103,744,006
Gross depreciation	(7,225,610)
Net unrealized appreciation (depreciation)	$ 96,518,396
As of 4/30/21
Undistributed ordinary income	212,845
Undistributed tax-exempt income	2,505,732
Capital loss carryforwards	(21,694,402)
Other temporary differences	(3,943,043)
Net unrealized appreciation (depreciation)	122,041,805
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(21,642,975)
Long-Term	(51,427)
Total	$(21,694,402)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/21	Year ended 4/30/21
Class A	$9,160,401	$19,992,267
Class B	534	3,428
Class C	106,889	519,396
Class I	10,568,608	22,597,830
Class R6	4,056,714	6,686,439
Total	$23,893,146	$49,799,360
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from May 1, 2021 through July 31, 2021, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.40%
In excess of $2.5 billion	0.35%
Effective August 1, 2021, the management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.28%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2021, this management fee reduction amounted to $230,486, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R6
0.69%	1.44%	1.54%	0.54%	0.46%

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. For the six months ended October 31, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $59,119 for the six months ended October 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 1,809,165
Class B	0.75%	0.25%	1.00%	0.90%	1,023
Class C	0.75%	0.25%	1.00%	1.00%	254,329
Total Distribution and Service Fees					$2,064,517
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2021 based on each class's average daily net assets. 0.10% of the Class A and Class B service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2021, this waiver amounted to $723,661 and $102, for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2022. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2021, this rebate amounted to $10 for Class A, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2021, were as follows:
Amount
Class A	$95,216
Class B	331
Class C	2,949
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2021, the fee was $37,690, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,140,181.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 6,612 shares of Class R6 for an aggregate amount of $55,538.
(4) Portfolio Securities
For the six months ended October 31, 2021, purchases and sales of investments, other than short-term obligations, aggregated $575,210,900 and $298,432,513, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,946,717	$218,352,239	60,644,701	$506,124,412
Class B	9,096	76,496	23,597	195,930
Class C	511,638	4,307,630	1,180,231	9,843,424
Class I	37,476,361	314,888,329	70,121,772	585,039,438
Class R6	13,498,764	113,383,307	34,401,635	287,313,863
	77,442,576	$651,008,001	166,371,936	$1,388,517,067
Shares issued to shareholders in reinvestment of distributions
Class A	1,019,004	$8,564,763	2,233,679	$18,645,906
Class B	63	534	405	3,373
Class C	11,008	92,567	54,551	454,836
Class I	942,178	7,909,169	1,956,459	16,317,924
Class R6	481,089	4,036,941	796,215	6,642,025
	2,453,342	$20,603,974	5,041,309	$42,064,064
Shares reacquired
Class A	(15,025,062)	$(126,382,199)	(29,913,653)	$(249,523,242)
Class B	(9,084)	(76,626)	(60,036)	(498,955)
Class C	(956,541)	(8,056,026)	(4,785,047)	(39,972,461)
Class I	(18,919,687)	(158,918,842)	(43,925,295)	(366,412,508)
Class R6	(4,173,742)	(35,044,002)	(6,627,311)	(55,231,919)
	(39,084,116)	$(328,477,695)	(85,311,342)	$(711,639,085)
Net change
Class A	11,940,659	$100,534,803	32,964,727	$275,247,076
Class B	75	404	(36,034)	(299,652)
Class C	(433,895)	(3,655,829)	(3,550,265)	(29,674,201)
Class I	19,498,852	163,878,656	28,152,936	234,944,854
Class R6	9,806,111	82,376,246	28,570,539	238,723,969
	40,811,802	$343,134,280	86,101,903	$718,942,046
Effective May 1, 2006, purchases of the fund's Class B shares were closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.

Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2021, the fund’s commitment fee and interest expense were $6,408 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$69,248,775	$476,200,936	$476,040,923	$—	$—	$69,408,788

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$15,747	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Board Review of Investment Advisory Agreement
MFS Municipal Limited Maturity Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)

Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate

Board Review of Investment Advisory Agreement - continued
and total expense ratio were each higher than the Broadridge expense group median. The Trustees also noted that MFS has agreed in writing to reduce its advisory fee effective August 1, 2021, which may not be changed without the Trustees’ approval.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $2.5 billion. They also noted that MFS has agreed to amend its contractual advisory fee rate schedule to further reduce the Fund’s advisory fee rates on assets up to $5 billion effective August 1, 2021. They also noted that MFS has agreed to implement an additional contractual breakpoint that reduces its advisory fee rate on the Fund’s average daily net assets over $5 billion effective August 1, 2021. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees

Board Review of Investment Advisory Agreement - continued
also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
October 31, 2021
MFS®  Total Return
Bond Fund
RBF-SEM

MFS® Total Return
Bond Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as variants of the virus appear, the effectiveness of vaccines appears to wane over time, and their uneven distribution impacts the developing world.
After having taken aggressive steps to cushion the economic and market fallout related to the virus, some global central banks have begun to recalibrate monetary policy. For example, the U.S. Federal Reserve has begun to taper its bond buying, which has pushed up Treasury yields, particularly on the short end of the yield curve. Having passed a $1.9 trillion stimulus package in March and a $1.1 trillion infrastructure bill in November, the U.S. Congress aims to approve additional stimulus later this year. Production and transportation bottlenecks and labor shortages stemming from the pandemic have fueled a rise in inflation.
Since midyear, global economic growth has moderated, with the spread of the Delta variant of the coronavirus and a regulatory crackdown in China featuring prominently. Stress in China’s property development sector has also contributed to a slowdown there. Tightening global energy and raw materials supplies are a further concern for investors.
The policy measures put in place to counteract the pandemic’s effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our commitment to long-term investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors over time.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
December 15, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	30.0%
U.S. Treasury Securities	19.9%
Mortgage-Backed Securities	19.3%
Commercial Mortgage-Backed Securities	10.4%
High Yield Corporates	10.0%
Collateralized Debt Obligations	8.1%
Emerging Markets Bonds	2.7%
Municipal Bonds	1.7%
Asset-Backed Securities	0.8%
U.S. Government Agencies	0.3%
Non-U.S. Government Bonds	0.1%
Residential Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	10.0%
AA	5.7%
A	13.2%
BBB	23.4%
BB	9.0%
B	2.5%
CCC (o)	0.0%
CC (o)	0.0%
C (o)	0.0%
U.S. Government	14.9%
Federal Agencies	19.6%
Not Rated	5.0%
Cash & Cash Equivalents	1.7%
Other	(5.0)%
Portfolio facts (i)
Average Duration (d)	6.3
Average Effective Maturity (m)	7.7 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes
2

Portfolio Composition - continued
rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of October 31, 2021.
The portfolio is actively managed and current holdings may be different.
3

Expense Table
Fund expenses borne by the shareholders during the period,
May 1, 2021 through October 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2021 through October 31, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/21	Ending Account Value 10/31/21	Expenses Paid During Period (p) 5/01/21-10/31/21
A	Actual	0.60%	$1,000.00	$1,013.35	$3.04
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
B	Actual	1.35%	$1,000.00	$1,009.56	$6.84
	Hypothetical (h)	1.35%	$1,000.00	$1,018.40	$6.87
C	Actual	1.45%	$1,000.00	$1,009.05	$7.34
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
I	Actual	0.45%	$1,000.00	$1,014.11	$2.28
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
R1	Actual	1.45%	$1,000.00	$1,009.05	$7.34
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
R2	Actual	0.95%	$1,000.00	$1,010.68	$4.81
	Hypothetical (h)	0.95%	$1,000.00	$1,020.42	$4.84
R3	Actual	0.70%	$1,000.00	$1,012.84	$3.55
	Hypothetical (h)	0.70%	$1,000.00	$1,021.68	$3.57
R4	Actual	0.45%	$1,000.00	$1,014.11	$2.28
	Hypothetical (h)	0.45%	$1,000.00	$1,022.94	$2.29
R6	Actual	0.36%	$1,000.00	$1,014.58	$1.83
	Hypothetical (h)	0.36%	$1,000.00	$1,023.39	$1.84
529A	Actual	0.63%	$1,000.00	$1,012.69	$3.20
	Hypothetical (h)	0.63%	$1,000.00	$1,022.03	$3.21
529B	Actual	0.75%	$1,000.00	$1,012.58	$3.80
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
529C	Actual	1.50%	$1,000.00	$1,008.80	$7.59
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
For the period from May 1, 2021 through October 31, 2021, the distribution fee for Class 529B was not imposed. Had the distribution fee been imposed throughout the entire six month period, the annualized expense ratio, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.50%, $7.61, and $7.63 for Class 529B. See Note 3 in the Notes to Financial Statements for additional information.
5

Expense Table - continued
Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class 529A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.
6

Portfolio of Investments
10/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$26,024,000	$ 26,067,355
Boeing Co., 5.15%, 5/01/2030	6,921,000	8,073,716
Boeing Co., 5.705%, 5/01/2040	6,480,000	8,320,069
Boeing Co., 5.805%, 5/01/2050	6,309,000	8,650,305
TransDigm, Inc., 4.625%, 1/15/2029	20,143,000	20,017,106
		$71,128,551
Asset-Backed & Securitized – 19.3%
ACREC 2021-FL1 Ltd., “C”, FLR, 2.235% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$10,841,500	$ 10,851,667
ACREC 2021-FL1 Ltd., “D”, FLR, 2.735% (LIBOR - 1mo. + 2.65%), 10/16/2036 (i)(n)	13,074,500	13,074,439
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.73% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	14,151,395
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.24% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	23,055,000	23,061,732
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.19% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	9,341,000	9,343,765
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.59% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	19,810,500	19,816,384
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	4,019,500	4,020,722
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.914% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	3,215,500	3,216,478
Arbor Realty Trust, Inc., CLO, 2020-FL1, “B”, FLR, 1.964% (LIBOR - 1mo. + 1.8%), 2/15/2035 (n)	4,500,000	4,500,000
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.214% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	15,774,500	15,774,500
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.09% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	4,863,500	4,863,500
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.04% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	3,420,500	3,426,827
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.69% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	4,735,000	4,737,907
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.94% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	9,870,000	9,847,911
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.29% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	4,110,000	4,107,509
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.185% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	3,360,140	3,357,996
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.715% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	$7,734,500	$ 7,706,501
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	6,751,000	6,718,386
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.815% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	6,243,500	6,167,954
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.478% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,662,134
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.382% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	23,804,982	23,804,946
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.79% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	3,967,693	3,950,988
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	25,943,734	25,914,516
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	1,845,000	1,842,858
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	9,055,000	9,675,506
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	2,148,469	215
Bayview Commercial Asset Trust, FLR, 0.554% (LIBOR - 1mo. + 0.31%), 8/25/2035 (n)	136,076	131,068
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.687% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	790,234	869,378
BDS Ltd., 2019-FL4, “A”, FLR, 1.186% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	11,517,724	11,514,027
BDS Ltd., 2019-FL4, “C”, FLR, 2.086% (LIBOR - 1mo. + 2%), 8/15/2036 (n)	10,946,500	10,852,724
BDS Ltd., 2021-FL7, “B”, FLR, 1.586% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	5,159,500	5,143,506
Benchmark Mortgage Trust, 2019-B10, “A4”, 3.717%, 3/15/2062	25,850,000	28,722,372
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	8,225,177	8,087,483
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.09% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	9,385,000	9,340,065
BSPRT Issuer Ltd., 2021-FL6, “B”, FLR, 1.69% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	15,128,000	15,109,453
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.14% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	5,310,500	5,310,500
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	6,649,931	6,685,399
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	2,324,477	2,333,865
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BXMT Ltd., 2020-FL2, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	$6,104,500	$ 6,083,403
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.386% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	17,470,500	17,471,580
BXMT Ltd., 2021-FL4, “B”, FLR, 1.636% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	38,262,000	38,261,897
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	20,960,656	21,922,107
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	8,170,782	8,280,710
C-BASS Mortgage Loan Trust, 2007-CB1, “AF3”, 1.45%, 1/25/2037 (d)(q)	1,226,447	535,528
C-BASS Mortgage Loan Trust, 2007-CB3, “A3”, 2.03%, 3/25/2037 (d)(q)	1,283,795	665,527
CHCP 2021-FL1 Ltd., “B”, FLR, 1.815% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	4,562,000	4,557,377
CHCP 2021-FL1 Ltd., “C”, FLR, 2.265% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	5,168,000	5,170,458
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,751,578
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,703,668
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	5,948,000	6,510,120
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	2,680,000	2,875,092
CLNC Ltd., 2019-FL1, “B”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	6,270,000	6,245,534
CLNC Ltd., 2019-FL1, “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	10,190,000	10,156,624
Columbia Cent CLO 28 Ltd., “A-2-R”, 1.844%, 11/07/2030 (n)	28,014,809	28,015,061
Columbia Cent CLO 28 Ltd., “B-R”, 2.294%, 11/07/2030 (n)	17,835,205	17,835,383
Commercial Mortgage Pass-Through Certificates, 2014-LC19 “A4”, 3.183%, 2/10/2048	9,743,000	10,275,817
Commercial Mortgage Pass-Through Certificates, 2019-BN17, “A4”, 3.714%, 4/15/2052	16,029,000	17,791,913
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	2,933,332	3,111,632
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	10,331,522	10,078,212
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	10,125,911
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	$9,963,398	$ 10,710,160
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	5,148,431
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	29,119,267
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	2,159,000	2,144,147
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,919,690
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.524% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,257,359
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.924% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	27,695,000	27,397,583
Dryden Senior Loan Fund, 2014-36A, “BR3”, CLO, FLR, 1.574% (LIBOR - 3mo. + 1.45%), 4/15/2029 (n)	14,975,000	14,964,383
Dryden Senior Loan Fund, 2017-49A, “CR”, CLO, FLR, 2.172% (LIBOR - 3mo. + 2.05%), 7/18/2030 (n)	16,500,000	16,520,675
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	7,120,961	7,181,361
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	6,480,000	6,550,373
Flagship CLO, 2014-8A, “CRR”, FLR, 1.922% (LIBOR - 3mo. + 1.8%), 1/16/2026 (n)	4,600,000	4,600,501
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	1,180,186	1,183,860
GMAC Mortgage Corp. Loan Trust, FGIC, 5.805%, 10/25/2036	140,403	150,842
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.206% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,364,225	1,364,225
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	12,196,177
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.048%, 11/10/2052	37,075,961	39,367,548
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.822% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	15,920,000	15,797,894
IMPAC CMB Trust, FLR, 0.829% (LIBOR - 1mo. + 0.74%), 11/25/2034	26,897	27,325
IMPAC CMB Trust, FLR, 1.009% (LIBOR - 1mo. + 0.92%), 11/25/2034	13,449	13,785
IMPAC Secured Assets Corp., FLR, 0.789% (LIBOR - 1mo. + 0.35%), 5/25/2036	43,187	43,565
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.936% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	1,232,709	1,231,211
10

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	$13,025,174	$ 13,824,717
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	25,082,995
JPMDB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	12,461,881
JPMorgan Chase Commercial Mortgage Securities Corp., 5.651%, 7/15/2042 (n)	510,882	419,559
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	13,822,448
LCCM 2021-FL2 Trust, “C”, FLR, 2.236% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	8,225,000	8,199,379
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.59% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,675,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.64% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,676,475
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.04% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	5,553,900	5,533,739
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.69% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	5,351,850	5,338,990
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.54% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	3,164,500	3,106,539
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.46% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	4,159,800	4,157,300
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.84% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	23,249,000	23,256,156
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.09% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	8,432,000	8,431,993
LoanCore Ltd., 2021-CRE6, “B”, FLR, 1.99% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	42,852,000	42,852,000
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.135% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	24,271,403	24,259,219
Merrill Lynch Mortgage Investors, Inc., 4.004%, 2/25/2037 (a)(d)	1,852,061	332,164
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.514% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	7,150,000	7,147,869
MF1 CLO Ltd., 2019-FL2, “C”, FLR, 2.165% (LIBOR - 1mo. + 2.0%), 12/25/2034 (n)	5,000,000	5,000,000
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	10,670,500	10,667,213
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	10,615,000	10,692,878
11

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MidOcean Credit CLO, 2013-2A, “BR”, FLR, 1.779% (LIBOR - 3mo. + 1.65%), 1/29/2030 (n)	$31,520,702	$ 31,524,768
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,537,446
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	28,301,872
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 1.974% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	5,663,303	5,663,541
Neuberger Berman CLO Ltd., 2016-21A, “CR2”, 2.181%, 4/20/2034 (n)	9,973,559	9,986,674
Neuberger Berman CLO Ltd., 2017-16SA, “BR”, FLR, 1.524% (LIBOR - 3mo. + 1.4%), 4/15/2034 (n)	20,000,000	19,989,960
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	7,876,000	7,995,388
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.878% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	16,780,750	16,780,716
Oaktree CLO Ltd., 2019-1A, “CR”, FLR, 2.478% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	17,979,914	17,979,860
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.474% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	13,240,000	13,241,721
Ownit Mortgage Loan Asset-Backed Certificates, 3.018%, 10/25/2035	532,594	378,229
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.481% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	13,300,000	13,238,049
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.031% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	11,690,351	11,477,072
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.882% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,700,866
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.882% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,974,243
PFP III Ltd., 2021-7, “B”, FLR, 1.485% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	3,866,807	3,850,164
PFP III Ltd., 2021-7, “C”, FLR, 1.736% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	6,776,662	6,743,327
Preferred Term Securities XIX Ltd., CDO, FLR, 0.466% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	3,104,811	2,739,996
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.171% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	13,181,113	13,186,333
Regatta II Funding L.P., 2013-2A, “BR3”, FLR, 2.124% (LIBOR - 3mo. + 2%), 1/15/2029 (n)	17,000,000	17,000,306
Residential Funding Mortgage Securities, Inc., FGIC, 4.647%, 12/25/2035	146,847	145,841
12

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	$8,857,000	$ 8,891,699
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	8,132,000	8,252,947
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	2,641,761	2,673,612
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	3,150,203	3,193,665
Shackleton CLO Ltd., 2015-8A, “CR”, FLR, 1.781% (LIBOR - 3mo. + 1.65%), 10/20/2027 (n)	2,000,000	1,995,040
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.186% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	8,255,500	8,261,467
Thornburg Mortgage Securities Trust, FLR, 0.769% (LIBOR - 1mo. + 0.68%), 4/25/2043	1,154	1,170
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.625% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	16,262,022	16,263,150
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	33,000,000	36,135,921
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	18,388,578	20,433,656
UBS Commercial Mortgage Trust, 2019-C16, “A4”, 3.605%, 4/15/2052	15,000,000	16,426,584
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	39,643,739	41,651,496
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	1,701,632	1,703,572
Voya CLO Ltd., 2012-4A, “A2R3”, FLR, 1.574% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	8,202,288	8,202,854
Voya CLO Ltd., 2012-4A, “BR3”, FLR, 2.074% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	3,474,736	3,474,969
Voya CLO Ltd., 2012-4A, “C1R3”, FLR, 3.424% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	4,942,894	4,920,893
Voya CLO Ltd., 2016-4A, “CR”, FLR, 2.282% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	20,304,478	20,294,245
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	16,498,976
Wells Fargo Commercial Mortgage Trust, 2016-C34, “A4”, 3.096%, 6/15/2049	7,740,000	8,109,534
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	27,211,730
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	13,470,000	14,734,694
13

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	$4,840,000	$ 5,464,337
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	32,977,910	35,157,071
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	41,394,790	44,398,798
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	15,596,000	15,484,400
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.824% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	2,650,000	2,653,933
		$ 1,661,877,369
Automotive – 0.5%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$8,065,000	$ 8,096,088
Stellantis N.V., 2.691%, 9/15/2031 (n)	14,214,000	14,000,841
Volkswagen Group of America Finance LLC, 3.2%, 9/26/2026 (n)	11,522,000	12,208,038
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	4,856,000	5,355,208
		$39,660,175
Broadcasting – 0.7%
Discovery, Inc., 4.65%, 5/15/2050	$10,212,000	$ 12,039,116
Prosus N.V., 3.68%, 1/21/2030 (n)	17,751,000	18,251,670
WMG Acquisition Corp., 3%, 2/15/2031 (n)	26,820,000	26,094,519
		$56,385,305
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 3.2%, 3/02/2027	$16,801,000	$ 18,104,678
E*TRADE Financial Corp., 3.8%, 8/24/2027	18,580,000	20,459,653
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	9,773,527
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	5,422,000	6,005,396
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	6,498,000	6,440,486
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	3,000,000	2,810,076
LPL Holdings, Inc., 4%, 3/15/2029 (n)	26,786,000	27,321,720
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	18,419,701
		$109,335,237
Building – 0.7%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$10,860,000	$ 11,009,325
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,060,000	2,220,944
Martin Marietta Materials, Inc., 2.5%, 3/15/2030	5,519,000	5,605,034
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	17,370,000	17,370,000
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	15,475,000	14,349,503
14

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Vulcan Materials Co., 3.5%, 6/01/2030	$8,881,000	$ 9,688,049
		$60,242,855
Business Services – 1.2%
Equinix, Inc., 1.8%, 7/15/2027	$8,840,000	$ 8,781,096
Equinix, Inc., 2.15%, 7/15/2030	20,521,000	19,989,311
Fiserv, Inc., 3.5%, 7/01/2029	16,847,000	18,183,922
Fiserv, Inc., 2.65%, 6/01/2030	9,936,000	10,097,563
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	27,150,000	27,421,500
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	1,921,000	1,994,825
Switch Ltd., 4.125%, 6/15/2029 (n)	13,060,000	13,125,300
		$99,593,517
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$18,670,000	$ 19,416,800
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	17,665,000	17,980,850
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	11,826,533
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	6,428,000	8,348,692
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	17,170,000	16,440,275
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	16,620,000	16,103,118
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	16,225,000	17,502,719
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	15,640,000	15,570,246
Time Warner Cable, Inc., 4.5%, 9/15/2042	9,503,000	10,387,808
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	6,891,175
		$140,468,216
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$13,955,000	$ 13,290,882
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$26,757,000	$ 32,184,657
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$24,635,000	$ 25,928,337
Conglomerates – 0.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$9,016,000	$ 9,128,700
Carrier Global Corp., 3.577%, 4/05/2050	26,852,000	29,089,746
Otis Worldwide Corp., 2.565%, 2/15/2030	8,181,000	8,343,669
15

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	$7,226,000	$ 7,719,376
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	20,520,000	23,604,246
		$77,885,737
Consumer Products – 0.5%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$38,107,000	$ 39,691,339
Consumer Services – 0.4%
Booking Holdings, Inc., 3.65%, 3/15/2025	$21,404,000	$ 23,024,994
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	12,640,000	12,270,154
		$35,295,148
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$23,115,000	$ 23,815,384
Electronics – 1.1%
Broadcom, Inc., 4.15%, 11/15/2030	$20,719,000	$ 22,778,532
Broadcom, Inc., 3.469%, 4/15/2034 (n)	14,208,000	14,658,107
Broadcom, Inc., 3.137%, 11/15/2035 (n)	12,744,000	12,525,010
Broadcom, Inc., 3.187%, 11/15/2036 (n)	12,394,000	12,183,839
Sensata Technologies B.V., 5%, 10/01/2025 (n)	18,485,000	20,248,839
Sensata Technologies B.V., 4%, 4/15/2029 (n)	10,115,000	10,273,401
		$92,667,728
Emerging Market Quasi-Sovereign – 0.7%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$25,026,000	$ 24,098,905
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	20,964,000	20,544,552
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	11,718,000	12,056,902
		$56,700,359
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$19,335,000	$ 19,576,881
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$8,246,000	$ 9,503,120
Energean Israel Finance Ltd., 4.875%, 3/30/2026	16,253,000	16,513,048
Energean Israel Finance Ltd., 5.375%, 3/30/2028	3,720,000	3,766,500
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	11,052,000	12,046,680
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	11,033,000	12,094,926
16

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	$20,254,000	$ 20,307,471
		$74,231,745
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$13,354,000	$ 14,101,284
Eni S.p.A., 4.25%, 5/09/2029 (n)	13,075,000	14,818,340
Exxon Mobil Corp., 4.227%, 3/19/2040	6,373,000	7,620,085
		$36,539,709
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$18,533,000	$ 19,652,200
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	12,467,000	14,446,059
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	9,987,000	10,126,126
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	11,845,000	12,055,351
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	15,117,000	16,376,883
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	12,497,000	13,178,610
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	11,944,000	11,811,531
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	7,349,000	7,897,549
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	10,807,000	10,700,415
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	14,072,333	13,662,124
		$129,906,848
Food & Beverages – 1.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$16,947,000	$ 21,614,586
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	4,000,000	4,385,599
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,299,000	20,099,670
Aramark Services, Inc., 5%, 2/01/2028 (n)	13,005,000	13,297,613
Indofood CBP, 3.541%, 4/27/2032	22,400,000	22,371,576
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	20,690,000	22,655,550
		$104,424,594
Gaming & Lodging – 1.0%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	$5,000,000	$ 5,638,450
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	26,645,000	25,995,129
Las Vegas Sands Corp., 3.5%, 8/18/2026	9,609,000	9,837,219
Marriott International, Inc., 5.75%, 5/01/2025	715,000	810,396
Marriott International, Inc., 4.625%, 6/15/2030	5,794,000	6,597,937
17

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Marriott International, Inc., 2.85%, 4/15/2031	$9,072,000	$ 9,136,426
Marriott International, Inc., 3.5%, 10/15/2032	12,991,000	13,739,670
Marriott International, Inc., 2.75%, 10/15/2033	17,919,000	17,487,619
		$89,242,846
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$ 14,271,727
Ambac Assurance Corp., 5.1%, 6/07/2069 (z)	13,854	19,447
American International Group, Inc., 3.75%, 7/10/2025	17,044,000	18,378,886
American International Group, Inc., 3.9%, 4/01/2026	7,197,000	7,902,393
American International Group, Inc., 4.7%, 7/10/2035	4,748,000	5,708,381
Aon Corp., 3.75%, 5/02/2029	22,369,000	24,812,699
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	15,409,000	17,463,349
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	7,257,000	7,489,912
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	17,671,000	18,414,973
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	7,359,000	8,172,554
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	11,271,000	12,764,896
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	21,556,000	26,811,409
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	1,991,000	2,429,887
		$164,640,513
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$6,911,000	$ 8,534,877
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$ 3,316,615
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,799,000	8,574,361
		$11,890,976
Major Banks – 7.9%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$11,240,000	$ 12,018,250
Bank of America Corp., 3.97% to 3/05/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	8,931,000	9,893,218
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	39,891,000	40,056,972
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	14,670,000	14,129,994
Bank of America Corp., 4.443%, 1/20/2048	22,029,000	27,799,869
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	4,140,000	4,574,700
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	15,392,000	16,931,200
18

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	$13,771,000	$ 15,416,221
Barclays PLC, 4.375%, 1/12/2026	4,620,000	5,088,317
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	7,802,000	9,013,352
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	1,753,000	1,908,666
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	7,279,000	7,411,199
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	10,358,000	11,086,576
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	15,968,000	16,258,415
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR + 1.264%) to 10/21/2032	26,935,000	27,132,703
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	10,111,000	10,085,723
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	25,500,000	25,375,050
JPMorgan Chase & Co., 3.125%, 1/23/2025	14,413,000	15,224,174
JPMorgan Chase & Co., 2.95%, 10/01/2026	21,948,000	23,221,862
JPMorgan Chase & Co., 3.509%, 1/23/2029	18,395,000	19,862,780
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,117,000	31,214,875
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	14,246,000	15,977,503
JPMorgan Chase & Co., 2.739% to 10/15/2029, FLR (SOFR + 1.51%) to 10/15/2030	16,953,000	17,374,638
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	12,895,000	13,312,077
Lloyds Bank PLC, 3.75%, 1/11/2027	7,659,000	8,316,362
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	37,900,000	36,907,141
Morgan Stanley, 3.875%, 1/27/2026	12,582,000	13,734,619
Morgan Stanley, 3.125%, 7/27/2026	13,070,000	13,885,168
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	6,913,000	7,066,047
Morgan Stanley, 4.3%, 1/27/2045	1,794,000	2,216,234
Morgan Stanley, 4.375%, 1/22/2047	12,931,000	16,318,657
PNC Financial Services Group, Inc., 2.55%, 1/22/2030	6,198,000	6,400,709
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	38,002,000	37,290,832
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	32,452,000	32,321,717
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	30,010,000	29,807,432
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	6,393,000	6,984,925
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	11,297,307
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	23,480,000	23,748,605
19

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	$22,776,000	$ 23,376,932
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	18,137,000	18,639,032
		$678,680,053
Medical & Health Technology & Services – 2.6%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$5,659,000	$ 5,893,133
Alcon, Inc., 3%, 9/23/2029 (n)	10,494,000	11,052,203
Alcon, Inc., 2.6%, 5/27/2030 (n)	4,201,000	4,282,317
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	15,820,000	16,353,925
Cigna Corp., 2.4%, 3/15/2030	16,983,000	17,155,128
CommonSpirit Health, 2.95%, 11/01/2022	9,078,000	9,284,661
DaVita, Inc., 4.625%, 6/01/2030 (n)	16,525,000	16,606,964
HCA, Inc., 5.25%, 6/15/2026	13,993,000	15,867,626
HCA, Inc., 5.625%, 9/01/2028	27,935,000	32,739,258
HCA, Inc., 4.125%, 6/15/2029	14,251,000	15,784,152
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	9,151,000	11,297,524
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	3,566,280
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	10,943,580
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	23,983,000	27,166,897
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	9,026,000	10,761,195
Tower Health, 4.451%, 2/01/2050	22,087,000	19,657,430
		$228,412,273
Medical Equipment – 0.2%
Boston Scientific Corp., 4%, 3/01/2029	$17,459,000	$ 19,617,756
Metals & Mining – 0.7%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$10,327,000	$ 10,150,797
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	12,071,000	12,038,699
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	5,407,000	5,674,538
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	16,349,000	16,370,231
Novelis Corp., 3.25%, 11/15/2026 (n)	3,169,000	3,161,078
Novelis Corp., 3.875%, 8/15/2031 (n)	11,091,000	10,828,143
		$58,223,486
Midstream – 2.1%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	$15,983,000	$ 15,618,547
Cheniere Energy Partners LP, 4.5%, 10/01/2029	13,412,000	14,319,724
Enbridge, Inc., 4.25%, 12/01/2026	16,077,000	17,874,355
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	29,388,000	28,624,776
20

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	$7,347,000	$ 10,418,360
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,112,000	8,337,733
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	7,661,000	9,511,260
ONEOK, Inc., 5.2%, 7/15/2048	13,639,000	16,761,513
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	32,426,000	33,832,677
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	4,765,000	5,283,452
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	4,956,000	5,647,222
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	11,866,000	12,388,935
		$178,618,554
Mortgage-Backed – 19.3%
Fannie Mae, 2.41%, 5/01/2023	$2,290,718	$ 2,334,731
Fannie Mae, 2.55%, 5/01/2023	1,179,916	1,204,369
Fannie Mae, 5%, 3/01/2024 - 3/01/2042	6,552,947	7,470,818
Fannie Mae, 5.25%, 8/01/2024	814,222	873,685
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	30,210,492	33,566,012
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	44,437,437	47,808,866
Fannie Mae, 2.563%, 12/25/2026	10,566,738	11,154,365
Fannie Mae, 3.95%, 1/01/2027	607,525	676,541
Fannie Mae, 3%, 11/01/2028 - 11/01/2048	36,760,333	38,848,108
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	3,313,663	3,420,777
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	65,874	75,375
Fannie Mae, 3%, 2/25/2033 (i)	1,652,653	160,978
Fannie Mae, 5.5%, 3/01/2033 - 12/01/2038	6,045,642	7,009,172
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	2,516,357	2,954,657
Fannie Mae, 3.25%, 5/25/2040	577,841	615,190
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	51,072,175	56,155,812
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,262,010	1,282,285
Fannie Mae, 4%, 7/25/2046 (i)	1,610,361	290,839
Fannie Mae, UMBS, 2.5%, 7/01/2040 - 7/01/2050	24,410,431	25,258,850
Fannie Mae, UMBS, 5.5%, 5/01/2044	2,521,234	2,935,883
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	2,911,877	2,930,518
Freddie Mac, 2.791%, 1/25/2022	3,171,784	3,178,493
Freddie Mac, 2.355%, 7/25/2022	10,444,144	10,564,405
Freddie Mac, 3.32%, 2/25/2023	5,045,329	5,204,211
Freddie Mac, 3.25%, 4/25/2023	7,830,787	8,087,284
Freddie Mac, 3.06%, 7/25/2023	1,328,995	1,377,844
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,941,743
Freddie Mac, 3.458%, 8/25/2023	8,879,782	9,276,701
Freddie Mac, 2.67%, 12/25/2024	4,982,063	5,212,009
Freddie Mac, 2.811%, 1/25/2025	7,744,684	8,145,992
21

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.329%, 5/25/2025	$8,738,328	$ 9,368,617
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	6,139,575	6,746,154
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	7,118,392	7,918,644
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,409,816
Freddie Mac, 3.117%, 6/25/2027	17,177,017	18,689,610
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	39,917,501	42,216,583
Freddie Mac, 3.926%, 7/25/2028	2,186,000	2,511,224
Freddie Mac, 4.06%, 10/25/2028	9,501,000	11,011,408
Freddie Mac, 1.089%, 7/25/2029 (i)	12,704,283	952,887
Freddie Mac, 1.144%, 8/25/2029 (i)	22,402,635	1,762,494
Freddie Mac, 1.868%, 4/25/2030 (i)	6,415,004	923,064
Freddie Mac, 5.5%, 8/01/2033 - 1/01/2038	1,331,143	1,539,413
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	826,759	951,219
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	2,993,300	3,400,116
Freddie Mac, 5.5%, 2/15/2036 (i)	322,621	58,346
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	29,702,718	31,789,058
Freddie Mac, 4.5%, 12/15/2040 (i)	297,282	28,628
Freddie Mac, 4%, 8/15/2044 (i)	415,310	41,923
Freddie Mac, UMBS, 3%, 11/01/2034 - 7/01/2050	10,361,644	10,930,721
Freddie Mac, UMBS, 2.5%, 8/01/2040 - 10/01/2051	9,483,530	9,847,077
Freddie Mac, UMBS, 3.5%, 5/01/2049	1,592,622	1,696,421
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	959,479	1,125,820
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	904,640	1,052,766
Ginnie Mae, 4.5%, 4/15/2039 - 7/20/2049	14,225,481	15,772,459
Ginnie Mae, 4%, 10/20/2040 - 7/20/2049	5,944,889	6,403,021
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	20,161,148	21,451,995
Ginnie Mae, 3%, 11/20/2044 - 11/20/2051	50,930,476	53,213,432
Ginnie Mae, 2.5%, 6/20/2051 - 9/20/2051	44,337,545	45,603,625
Ginnie Mae, TBA, 2%, 1/15/2051 - 12/15/2051	15,700,000	15,849,988
Ginnie Mae, TBA, 2.5%, 11/15/2051	30,075,000	30,915,573
Ginnie Mae, TBA, 3%, 11/15/2051 - 12/15/2051	11,350,000	11,776,566
Ginnie Mae, TBA, 3.5%, 11/15/2051	50,086,608	52,391,375
Ginnie Mae, TBA, 4%, 11/15/2051	26,350,000	27,925,854
UMBS, TBA, 1.5%, 11/25/2036 - 12/25/2036	28,275,000	28,406,938
UMBS, TBA, 2%, 11/25/2036 - 1/25/2052	484,800,000	485,481,310
UMBS, TBA, 2.5%, 11/25/2036 - 1/25/2052	247,025,000	253,750,543
UMBS, TBA, 3%, 11/25/2036 - 1/25/2052	86,359,693	90,042,975
UMBS, TBA, 4%, 11/25/2051	19,425,000	20,796,132
UMBS, TBA, 3.5%, 12/25/2051	28,762,467	30,382,603
		$ 1,661,152,911
22

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 2.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$2,065,000	$ 2,124,949
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	24,325,000	25,849,450
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	4,565,000	4,814,449
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	25,254,000	32,008,541
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	29,043,000	28,789,173
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,515,038
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	6,320,000	8,029,786
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	4,260,000	6,178,378
State of Florida, “A”, 2.154%, 7/01/2030	29,316,000	29,262,642
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	5,237,000	4,385,521
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	15,190,000	10,499,757
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	5,237,000	3,271,504
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	17,800,000	5,686,866
		$170,416,054
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,261,000	$ 19,167,135
KeySpan Gas East Corp., 2.742%, 8/15/2026 (n)	13,855,000	14,274,560
NiSource, Inc., 3.6%, 5/01/2030	16,331,000	17,785,811
		$51,227,506
Network & Telecom – 0.6%
AT&T, Inc., 3.5%, 9/15/2053	$7,351,000	$ 7,467,727
AT&T, Inc., 3.55%, 9/15/2055	19,066,000	19,303,811
Verizon Communications, Inc., 2.1%, 3/22/2028	6,225,000	6,242,242
Verizon Communications, Inc., 2.55%, 3/21/2031	11,670,000	11,761,015
Verizon Communications, Inc., 4.272%, 1/15/2036	9,580,000	11,197,763
		$55,972,558
23

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Oil Services – 0.4%
Halliburton Co., 2.92%, 3/01/2030	$24,293,000	$ 25,101,075
Halliburton Co., 5%, 11/15/2045	6,984,000	8,652,333
		$33,753,408
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$9,202,000	$ 10,739,456
Marathon Petroleum Corp., 5.85%, 12/15/2045	4,349,000	5,665,411
Valero Energy Corp., 4%, 4/01/2029	4,000,000	4,388,972
		$20,793,839
Other Banks & Diversified Financials – 1.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$23,529,000	$ 23,919,817
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	3,408,000	3,569,880
Branch Banking & Trust Co., 2.25%, 3/11/2030	3,292,000	3,291,596
Citigroup, Inc., 2.666% to 1/29/2030, FLR (SOFR + 1.146%) to 1/29/2031	35,127,000	35,714,524
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,826,000	7,434,343
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	14,673,000	15,901,864
		$89,832,024
Pharmaceuticals – 0.7%
AbbVie, Inc., 3.8%, 3/15/2025	$14,250,000	$ 15,358,176
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	23,655,000	24,305,513
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	24,905,000	25,247,444
		$64,911,133
Real Estate - Apartment – 0.0%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,126,000	$ 2,253,650
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$4,878,000	$ 5,135,071
Real Estate - Office – 0.7%
Boston Properties Ltd. LP, REIT, 2.45%, 10/01/2033	$29,236,000	$ 28,306,211
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	29,885,000	29,759,314
		$58,065,525
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$20,686,000	$ 19,523,447
24

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.0%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$1,290,000	$ 1,344,825
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$21,146,000	$ 21,029,908
TJX Cos., Inc., 3.875%, 4/15/2030	2,146,000	2,434,146
		$23,464,054
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT, 2.75%, 1/15/2027	$5,739,000	$ 5,963,246
American Tower Corp., REIT, 3.55%, 7/15/2027	22,854,000	24,646,476
American Tower Corp., REIT, 3.8%, 8/15/2029	14,349,000	15,764,242
American Tower Corp., REIT, 3.1%, 6/15/2050	4,889,000	4,851,034
Crown Castle International Corp., 3.7%, 6/15/2026	3,292,000	3,555,319
Crown Castle International Corp., 4%, 3/01/2027	1,204,000	1,325,100
Crown Castle International Corp., 3.8%, 2/15/2028	4,159,000	4,560,464
Crown Castle International Corp., 3.25%, 1/15/2051	11,043,000	11,111,163
SBA Communications Corp., 3.875%, 2/15/2027	16,337,000	16,848,021
SBA Communications Corp., 3.125%, 2/01/2029 (n)	17,490,000	16,790,400
T-Mobile USA, Inc., 2.55%, 2/15/2031	31,557,000	31,316,001
T-Mobile USA, Inc., 4.375%, 4/15/2040	5,009,000	5,722,373
		$142,453,839
Tobacco – 0.4%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$19,593,000	$ 20,603,582
B.A.T. Capital Corp., 4.906%, 4/02/2030	2,406,000	2,726,232
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	14,574,000	14,813,183
		$38,142,997
Transportation - Services – 0.3%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$12,841,000	$ 12,928,275
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	16,640,603
		$29,568,878
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.34%, 11/01/2021	$1,034	$ 1,035
Small Business Administration, 6.07%, 3/01/2022	780	783
Small Business Administration, 4.35%, 7/01/2023	25,623	26,256
Small Business Administration, 4.98%, 11/01/2023	26,144	26,934
Small Business Administration, 4.89%, 12/01/2023	39,195	40,223
Small Business Administration, 4.93%, 1/01/2024	40,354	41,650
Small Business Administration, 4.34%, 3/01/2024	52,099	53,305
Small Business Administration, 5.18%, 5/01/2024	37,393	38,904
Small Business Administration, 5.52%, 6/01/2024	55,639	57,740
Small Business Administration, 5.19%, 7/01/2024	58,256	60,558
25

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 4.86%, 10/01/2024	$38,349	$ 39,827
Small Business Administration, 4.57%, 6/01/2025	134,469	139,229
Small Business Administration, 4.76%, 9/01/2025	381,963	394,978
Small Business Administration, 5.39%, 12/01/2025	29,346	30,908
Small Business Administration, 5.35%, 2/01/2026	172,865	183,681
Small Business Administration, 3.25%, 11/01/2030	844,489	885,444
Small Business Administration, 2.85%, 9/01/2031	1,488,613	1,542,880
Small Business Administration, 2.37%, 8/01/2032	998,792	1,021,466
Small Business Administration, 2.13%, 1/01/2033	1,913,857	1,948,809
Small Business Administration, 2.21%, 2/01/2033	507,629	517,472
Small Business Administration, 2.22%, 3/01/2033	1,627,887	1,660,679
Small Business Administration, 2.08%, 4/01/2033	2,903,583	2,963,864
Small Business Administration, 2.45%, 6/01/2033	3,725,753	3,823,893
Small Business Administration, 3.15%, 7/01/2033	4,485,359	4,729,381
Small Business Administration, 3.16%, 8/01/2033	4,540,553	4,785,708
Small Business Administration, 3.62%, 9/01/2033	2,515,303	2,682,940
		$27,698,547
U.S. Treasury Obligations – 14.8%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$74,100,000	$ 66,869,461
U.S. Treasury Bonds, 1.75%, 8/15/2041	22,500,000	21,659,766
U.S. Treasury Bonds, 2.875%, 5/15/2043	58,777,000	67,885,139
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	32,110,976
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	32,730,998
U.S. Treasury Bonds, 3%, 2/15/2048	19,900,000	24,226,695
U.S. Treasury Bonds, 2.375%, 11/15/2049	81,500,000	89,172,461
U.S. Treasury Bonds, 1.625%, 11/15/2050	103,100,000	95,625,250
U.S. Treasury Notes, 0.125%, 12/31/2022	505,650,000	504,998,187
U.S. Treasury Notes, 2.75%, 5/31/2023	138,210,500	143,377,197
U.S. Treasury Notes, 0.25%, 9/30/2023	57,000,000	56,768,437
U.S. Treasury Notes, 0.875%, 6/30/2026	115,900,000	114,378,812
U.S. Treasury Notes, 1.125%, 8/15/2040	27,300,000	23,584,641
		$ 1,273,388,020
Utilities - Electric Power – 2.4%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$8,350,000	$ 8,932,402
AEP Transmission Co. LLC, 4%, 12/01/2046	7,080,000	8,445,629
Calpine Corp., 3.75%, 3/01/2031 (n)	16,960,000	16,281,770
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	19,635,000	20,773,830
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	29,514,000	32,013,543
Evergy, Inc., 2.9%, 9/15/2029	3,000,000	3,126,859
FirstEnergy Corp., 2.65%, 3/01/2030	15,914,000	15,658,899
FirstEnergy Corp., 5.35%, 7/15/2047	20,026,000	24,302,251
FirstEnergy Corp., 3.4%, 3/01/2050	9,936,000	9,856,512
26

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	$21,954,000	$ 22,439,667
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	1,230,000	1,315,854
Pacific Gas & Electric Co., 3%, 6/15/2028	11,170,000	11,256,167
Pacific Gas & Electric Co., 3.3%, 8/01/2040	34,169,000	32,248,890
		$206,652,273
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$5,548,000	$ 5,624,169
Total Bonds (Identified Cost, $8,187,788,732)		$ 8,420,066,635
Investment Companies (h) – 14.5%
Money Market Funds – 14.5%
MFS Institutional Money Market Portfolio, 0.04% (v) (Identified Cost, $1,247,760,378)	1,247,760,378	$ 1,247,760,378

Other Assets, Less Liabilities – (12.3)%		(1,055,777,151)
Net Assets – 100.0%		$ 8,612,049,862

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,247,760,378 and $8,420,066,635, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,341,166,858, representing 27.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

27

Portfolio of Investments (unaudited) – continued
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2069	2/14/18	$5,397	$19,447
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	2,252	$442,306,875	December – 2021	$2,051,109
U.S. Treasury Ultra Note 10 yr	Short	USD	3,269	474,107,156	December – 2021	7,011,872
						$9,062,981
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,120	$464,810,000	December – 2021	$(1,928,814)
At October 31, 2021, the fund had liquid securities with an aggregate value of $11,340,648 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
28

Financial Statements
Statement of Assets and Liabilities
At 10/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $8,187,788,732)	$8,420,066,635
Investments in affiliated issuers, at value (identified cost, $1,247,760,378)	1,247,760,378
Cash	1,475,437
Restricted cash	1,661,000
Receivables for
Net daily variation margin on open futures contracts	1,194,782
Investments sold	556,818
TBA sale commitments	307,312,713
Fund shares sold	13,360,146
Interest and dividends	42,209,629
Other assets	9,277
Total assets	$10,035,606,815
Liabilities
Payables for
Distributions	$1,126,547
Investments purchased	54,582,037
TBA purchase commitments	1,360,231,140
Fund shares reacquired	5,687,019
Payable to affiliates
Investment adviser	183,153
Administrative services fee	6,178
Shareholder servicing costs	1,424,290
Distribution and service fees	58,709
Program manager fees	109
Accrued expenses and other liabilities	257,771
Total liabilities	$1,423,556,953
Net assets	$8,612,049,862
Net assets consist of
Paid-in capital	$8,298,105,746
Total distributable earnings (loss)	313,944,116
Net assets	$8,612,049,862
Shares of beneficial interest outstanding	761,562,050
29

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,791,762,505	246,906,937	$11.31
Class B	6,277,428	554,297	11.33
Class C	73,482,671	6,490,665	11.32
Class I	1,881,261,318	166,367,822	11.31
Class R1	1,817,537	160,518	11.32
Class R2	20,349,948	1,800,102	11.30
Class R3	93,823,400	8,298,536	11.31
Class R4	73,251,854	6,476,904	11.31
Class R6	3,650,147,791	322,748,321	11.31
Class 529A	16,995,664	1,503,706	11.30
Class 529B	81,675	7,194	11.35
Class 529C	2,798,071	247,048	11.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.81 [100 / 95.75 x $11.31] and $11.80 [100 / 95.75 x $11.30], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R6, and 529A.
See Notes to Financial Statements
30

Financial Statements
Statement of Operations
Six months ended 10/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$101,230,987
Dividends from affiliated issuers	164,710
Other	22,374
Total investment income	$101,418,071
Expenses
Management fee	$16,686,800
Distribution and service fees	4,323,792
Shareholder servicing costs	2,518,470
Program manager fees	5,076
Administrative services fee	284,171
Independent Trustees' compensation	49,037
Custodian fee	169,867
Shareholder communications	184,531
Audit and tax fees	41,365
Legal fees	27,189
Miscellaneous	239,748
Total expenses	$24,530,046
Fees paid indirectly	(127)
Reduction of expenses by investment adviser and distributor	(4,111,056)
Net expenses	$20,418,863
Net investment income (loss)	$80,999,208
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$17,719,981
Futures contracts	13,738,854
Net realized gain (loss)	$31,458,835
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,629,697
Futures contracts	184,813
Net unrealized gain (loss)	$1,814,510
Net realized and unrealized gain (loss)	$33,273,345
Change in net assets from operations	$114,272,553
See Notes to Financial Statements
31

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21
Change in net assets
From operations
Net investment income (loss)	$80,999,208	$170,421,338
Net realized gain (loss)	31,458,835	152,366,442
Net unrealized gain (loss)	1,814,510	(10,177,929)
Change in net assets from operations	$114,272,553	$312,609,851
Total distributions to shareholders	$(87,699,332)	$(224,169,923)
Change in net assets from fund share transactions	$328,148,208	$1,320,512,999
Total change in net assets	$354,721,429	$1,408,952,927
Net assets
At beginning of period	8,257,328,433	6,848,375,506
At end of period	$8,612,049,862	$8,257,328,433
See Notes to Financial Statements
32

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.67	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.24	$0.30	$0.30	$0.25	$0.27
Net realized and unrealized gain (loss)	0.05	0.27	0.47	0.23	(0.27)	(0.10)
Total from investment operations	$0.15	$0.51	$0.77	$0.53	$(0.02)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.28)	$(0.31)	$(0.30)	$(0.26)	$(0.29)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.11)	$(0.32)	$(0.31)	$(0.30)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$11.31	$11.27	$11.08	$10.62	$10.39	$10.67
Total return (%) (r)(s)(t)(x)	1.33(n)	4.55	7.30	5.22	(0.22)	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.79	0.82	0.88	0.90
Expenses after expense reductions (f)	0.60(a)	0.62	0.67	0.69	0.74	0.74
Net investment income (loss)	1.77(a)	2.07	2.69	2.89	2.36	2.49
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$2,791,763	$2,969,273	$2,458,183	$1,967,507	$1,761,171	$1,706,798
See Notes to Financial Statements
33

Financial Highlights – continued
Class B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.29	$11.10	$10.64	$10.41	$10.68	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.15	$0.22	$0.22	$0.17	$0.19
Net realized and unrealized gain (loss)	0.05	0.27	0.47	0.23	(0.26)	(0.10)
Total from investment operations	$0.11	$0.42	$0.69	$0.45	$(0.09)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.19)	$(0.23)	$(0.22)	$(0.18)	$(0.21)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.07)	$(0.23)	$(0.23)	$(0.22)	$(0.18)	$(0.21)
Net asset value, end of period (x)	$11.33	$11.29	$11.10	$10.64	$10.41	$10.68
Total return (%) (r)(s)(t)(x)	0.96(n)	3.77	6.50	4.43	(0.87)	0.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.54	1.58	1.63	1.64
Expenses after expense reductions (f)	1.35(a)	1.37	1.42	1.44	1.49	1.49
Net investment income (loss)	1.03(a)	1.35	1.97	2.13	1.61	1.75
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$6,277	$6,865	$9,963	$13,727	$18,207	$24,514
See Notes to Financial Statements
34

Financial Highlights – continued
Class C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.28	$11.10	$10.64	$10.41	$10.68	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.20	$0.21	$0.16	$0.18
Net realized and unrealized gain (loss)	0.05	0.26	0.48	0.23	(0.26)	(0.10)
Total from investment operations	$0.10	$0.40	$0.68	$0.44	$(0.10)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.22)	$(0.21)	$(0.17)	$(0.20)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.06)	$(0.22)	$(0.22)	$(0.21)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$11.32	$11.28	$11.10	$10.64	$10.41	$10.68
Total return (%) (r)(s)(t)(x)	0.91(n)	3.57	6.40	4.33	(0.97)	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.55	1.57	1.63	1.64
Expenses after expense reductions (f)	1.45(a)	1.47	1.52	1.54	1.59	1.59
Net investment income (loss)	0.92(a)	1.25	1.85	2.03	1.51	1.65
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$73,483	$77,610	$99,437	$89,735	$100,768	$134,650
See Notes to Financial Statements
35

Financial Highlights – continued
Class I	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.09	$10.62	$10.40	$10.67	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.25	$0.31	$0.31	$0.27	$0.28
Net realized and unrealized gain (loss)	0.05	0.26	0.49	0.23	(0.26)	(0.09)
Total from investment operations	$0.16	$0.51	$0.80	$0.54	$0.01	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.29)	$(0.33)	$(0.32)	$(0.28)	$(0.31)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.33)	$(0.32)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$11.31	$11.27	$11.09	$10.62	$10.40	$10.67
Total return (%) (r)(s)(t)(x)	1.41(n)	4.61	7.56	5.27	0.03	1.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.54	0.57	0.63	0.65
Expenses after expense reductions (f)	0.45(a)	0.47	0.52	0.54	0.59	0.59
Net investment income (loss)	1.92(a)	2.22	2.84	3.03	2.51	2.62
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$1,881,261	$1,651,206	$1,513,495	$1,242,812	$1,180,741	$1,256,542
See Notes to Financial Statements
36

Financial Highlights – continued
Class R1	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.28	$11.10	$10.64	$10.41	$10.68	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.20	$0.21	$0.16	$0.18
Net realized and unrealized gain (loss)	0.05	0.26	0.48	0.23	(0.26)	(0.11)
Total from investment operations	$0.10	$0.40	$0.68	$0.44	$(0.10)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.18)	$(0.22)	$(0.21)	$(0.17)	$(0.20)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.06)	$(0.22)	$(0.22)	$(0.21)	$(0.17)	$(0.20)
Net asset value, end of period (x)	$11.32	$11.28	$11.10	$10.64	$10.41	$10.68
Total return (%) (r)(s)(t)(x)	0.91(n)	3.57	6.40	4.33	(0.97)	0.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51(a)	1.52	1.54	1.57	1.63	1.64
Expenses after expense reductions (f)	1.45(a)	1.47	1.52	1.54	1.59	1.59
Net investment income (loss)	0.92(a)	1.22	1.87	2.06	1.50	1.66
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$1,818	$1,812	$1,656	$2,005	$1,293	$2,466
See Notes to Financial Statements
37

Financial Highlights – continued
Class R2	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.66	$10.78
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.26	$0.26	$0.21	$0.23
Net realized and unrealized gain (loss)	0.04	0.27	0.47	0.24	(0.26)	(0.09)
Total from investment operations	$0.12	$0.47	$0.73	$0.50	$(0.05)	$0.14
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.24)	$(0.27)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.09)	$(0.28)	$(0.27)	$(0.27)	$(0.22)	$(0.26)
Net asset value, end of period (x)	$11.30	$11.27	$11.08	$10.62	$10.39	$10.66
Total return (%) (r)(s)(t)(x)	1.07(n)	4.19	6.93	4.85	(0.48)	1.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.02	1.04	1.08	1.13	1.15
Expenses after expense reductions (f)	0.95(a)	0.97	1.02	1.04	1.09	1.09
Net investment income (loss)	1.43(a)	1.74	2.36	2.53	2.01	2.15
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$20,350	$25,398	$27,083	$34,093	$44,339	$48,893
See Notes to Financial Statements
38

Financial Highlights – continued
Class R3	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.08	$10.62	$10.39	$10.67	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.29	$0.29	$0.24	$0.26
Net realized and unrealized gain (loss)	0.04	0.26	0.47	0.23	(0.27)	(0.10)
Total from investment operations	$0.14	$0.49	$0.76	$0.52	$(0.03)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.26)	$(0.30)	$(0.29)	$(0.25)	$(0.28)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.30)	$(0.30)	$(0.29)	$(0.25)	$(0.28)
Net asset value, end of period (x)	$11.31	$11.27	$11.08	$10.62	$10.39	$10.67
Total return (%) (r)(s)(t)(x)	1.28(n)	4.44	7.20	5.11	(0.32)	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)	0.77	0.79	0.83	0.88	0.90
Expenses after expense reductions (f)	0.70(a)	0.72	0.77	0.79	0.84	0.84
Net investment income (loss)	1.66(a)	1.98	2.60	2.78	2.25	2.40
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$93,823	$57,652	$54,433	$49,418	$75,764	$90,449
See Notes to Financial Statements
39

Financial Highlights – continued
Class R4	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.09	$10.63	$10.40	$10.67	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.31	$0.32	$0.27	$0.28
Net realized and unrealized gain (loss)	0.05	0.25	0.48	0.23	(0.26)	(0.09)
Total from investment operations	$0.16	$0.51	$0.79	$0.55	$0.01	$0.19
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.29)	$(0.33)	$(0.32)	$(0.28)	$(0.31)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.33)	$(0.33)	$(0.32)	$(0.28)	$(0.31)
Net asset value, end of period (x)	$11.31	$11.27	$11.09	$10.63	$10.40	$10.67
Total return (%) (r)(s)(t)(x)	1.41(n)	4.61	7.46	5.37	0.03	1.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51(a)	0.52	0.54	0.57	0.63	0.65
Expenses after expense reductions (f)	0.45(a)	0.47	0.52	0.54	0.59	0.59
Net investment income (loss)	1.93(a)	2.23	2.85	3.04	2.50	2.64
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$73,252	$127,449	$131,629	$116,533	$103,144	$118,494
See Notes to Financial Statements
40

Financial Highlights – continued
Class R6	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.27	$11.09	$10.62	$10.39	$10.67	$10.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.32	$0.33	$0.28	$0.30
Net realized and unrealized gain (loss)	0.04	0.26	0.49	0.23	(0.27)	(0.10)
Total from investment operations	$0.16	$0.52	$0.81	$0.56	$0.01	$0.20
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.30)	$(0.34)	$(0.33)	$(0.29)	$(0.32)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.12)	$(0.34)	$(0.34)	$(0.33)	$(0.29)	$(0.32)
Net asset value, end of period (x)	$11.31	$11.27	$11.09	$10.62	$10.39	$10.67
Total return (%) (r)(s)(t)(x)	1.46(n)	4.71	7.67	5.49	0.04	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.42(a)	0.43	0.45	0.47	0.52	0.53
Expenses after expense reductions (f)	0.36(a)	0.37	0.42	0.44	0.48	0.48
Net investment income (loss)	2.01(a)	2.31	2.95	3.14	2.61	2.76
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$3,650,148	$3,320,149	$2,535,200	$2,232,386	$2,087,409	$1,422,342
See Notes to Financial Statements
41

Financial Highlights – continued
Class 529A	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.26	$11.07	$10.61	$10.38	$10.65	$10.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.23	$0.29	$0.30	$0.25	$0.27
Net realized and unrealized gain (loss)	0.04	0.27	0.48	0.23	(0.26)	(0.10)
Total from investment operations	$0.14	$0.50	$0.77	$0.53	$(0.01)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.27)	$(0.31)	$(0.30)	$(0.26)	$(0.29)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.31)	$(0.31)	$(0.30)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$11.30	$11.26	$11.07	$10.61	$10.38	$10.65
Total return (%) (r)(s)(t)(x)	1.27(n)	4.48	7.28	5.20	(0.15)	1.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.82	0.84	0.87	0.96	1.00
Expenses after expense reductions (f)	0.63(a)	0.64	0.70	0.71	0.76	0.76
Net investment income (loss)	1.74(a)	2.04	2.67	2.87	2.34	2.47
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$16,996	$16,726	$13,259	$9,657	$8,816	$7,879
See Notes to Financial Statements
42

Financial Highlights – continued
Class 529B	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.31	$11.13	$10.64	$10.41	$10.68	$10.81
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.23	$0.22	$0.21	$0.15	$0.17
Net realized and unrealized gain (loss)	0.05	0.25	0.48	0.23	(0.26)	(0.10)
Total from investment operations	$0.14	$0.48	$0.70	$0.44	$(0.11)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.26)	$(0.21)	$(0.21)	$(0.16)	$(0.20)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.10)	$(0.30)	$(0.21)	$(0.21)	$(0.16)	$(0.20)
Net asset value, end of period (x)	$11.35	$11.31	$11.13	$10.64	$10.41	$10.68
Total return (%) (r)(s)(t)(x)	1.26(n)	4.29	6.63	4.28	(1.02)	0.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81(a)	0.82	1.36	1.62	1.71	1.74
Expenses after expense reductions (f)	0.75(a)	0.77	1.34	1.59	1.64	1.64
Net investment income (loss)	1.62(a)	1.97	2.04	1.98	1.45	1.60
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$82	$93	$202	$243	$304	$297
See Notes to Financial Statements
43

Financial Highlights – continued
Class 529C	Six months ended	Year ended
	10/31/21 (unaudited)	4/30/21	4/30/20	4/30/19	4/30/18	4/30/17
Net asset value, beginning of period	$11.29	$11.10	$10.64	$10.41	$10.68	$10.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.20	$0.21	$0.16	$0.17
Net realized and unrealized gain (loss)	0.05	0.26	0.47	0.23	(0.27)	(0.09)
Total from investment operations	$0.10	$0.40	$0.67	$0.44	$(0.11)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.17)	$(0.21)	$(0.21)	$(0.16)	$(0.20)
From net realized gain	—	(0.04)	—	—	—	—
Total distributions declared to shareholders	$(0.06)	$(0.21)	$(0.21)	$(0.21)	$(0.16)	$(0.20)
Net asset value, end of period (x)	$11.33	$11.29	$11.10	$10.64	$10.41	$10.68
Total return (%) (r)(s)(t)(x)	0.88(n)	3.61	6.34	4.28	(1.02)	0.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.56(a)	1.57	1.60	1.62	1.71	1.75
Expenses after expense reductions (f)	1.50(a)	1.51	1.56	1.59	1.64	1.64
Net investment income (loss)	0.88(a)	1.20	1.81	1.99	1.45	1.59
Portfolio turnover	90(n)	188	144	60	27	40
Net assets at end of period (000 omitted)	$2,798	$3,096	$3,837	$3,298	$3,210	$3,843

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
44

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Total Return Bond Fund (the fund) is a diversified series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including its investments in derivatives, as well as any debt issued by the fund and other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts. While still evaluating the impact to the fund of the June 30, 2023 discontinuation of the more commonly used U.S. dollar LIBOR settings, management has concluded that the December 31, 2021 planned cessation of the one-week and two-month U.S. dollar LIBOR tenors along with certain other non-U.S. dollar denominated LIBOR settings will not have a material impact on the fund.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master
45

Notes to Financial Statements (unaudited) - continued
Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same
46

Notes to Financial Statements (unaudited) - continued
investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$1,301,086,567	$—	$1,301,086,567
Non - U.S. Sovereign Debt	—	84,812,117	—	84,812,117
Municipal Bonds	—	146,572,406	—	146,572,406
U.S. Corporate Bonds	—	2,642,151,302	—	2,642,151,302
Residential Mortgage-Backed Securities	—	1,664,678,098	—	1,664,678,098
Commercial Mortgage-Backed Securities	—	894,948,529	—	894,948,529
Asset-Backed Securities (including CDOs)	—	763,403,653	—	763,403,653
Foreign Bonds	—	922,413,963	—	922,413,963
Mutual Funds	1,247,760,378	—	—	1,247,760,378
Total	$1,247,760,378	$8,420,066,635	$—	$9,667,827,013
Other Financial Instruments
Futures Contracts – Assets	$9,062,981	$—	$—	$9,062,981
Futures Contracts – Liabilities	(1,928,814)	—	—	(1,928,814)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses
47

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$9,062,981	$(1,928,814)
(a)	Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$13,738,854
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$184,813
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk
48

Notes to Financial Statements (unaudited) - continued
whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
49

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
50

Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
51

Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/21
Ordinary income (including any short-term capital gains)	$213,952,513
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/21
Cost of investments	$9,439,546,536
Gross appreciation	270,052,106
Gross depreciation	(41,771,629)
Net unrealized appreciation (depreciation)	$ 228,280,477
As of 4/30/21
Undistributed ordinary income	27,205,232
Undistributed long-term capital gain	64,074,716
Other temporary differences	(14,736,789)
Net unrealized appreciation (depreciation)	210,827,736
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Class 529B and
52

Notes to Financial Statements (unaudited) - continued
Class 529C shares will convert to Class 529A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/21	Year ended 4/30/21
Class A	$28,762,375	$77,123,192
Class B	39,444	171,769
Class C	419,400	1,771,411
Class I	17,848,328	49,854,999
Class R1	9,771	34,383
Class R2	187,159	654,596
Class R3	559,167	1,512,690
Class R4	1,247,182	3,921,130
Class R6	38,455,612	88,629,928
Class 529A	154,174	422,431
Class 529B	795	3,775
Class 529C	15,925	69,619
Total	$87,699,332	$224,169,923
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $2.5 billion	0.50%
In excess of $2.5 billion and up to $5 billion	0.35%
In excess of $5 billion and up to $10 billion	0.34%
In excess of $10 billion	0.33%
The investment adviser has agreed in writing to reduce its management fee to 0.40% of the fund’s average daily net assets annually up to $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. For the six months ended October 31, 2021, this management fee reduction amounted to $1,260,263, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended October 31, 2021, this management fee reduction amounted to $557,157, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.
53

Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6	529A	529B	529C
0.60%	1.35%	1.45%	0.45%	1.45%	0.95%	0.70%	0.45%	0.36%	0.65%	1.50%	1.50%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. For the six months ended October 31, 2021, this reduction amounted to $790,798, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $61,736 and $971 for the six months ended October 31, 2021, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$ 3,723,283
Class B	0.75%	0.25%	1.00%	0.90%	33,192
Class C	0.75%	0.25%	1.00%	1.00%	385,520
Class R1	0.75%	0.25%	1.00%	1.00%	9,001
Class R2	0.25%	0.25%	0.50%	0.50%	58,920
Class R3	—	0.25%	0.25%	0.25%	76,998
Class 529A	—	0.25%	0.25%	0.13%	21,434
Class 529B	0.75%	0.25%	1.00%	0.25%	112
Class 529C	0.75%	0.25%	1.00%	1.00%	15,332
Total Distribution and Service Fees					$4,323,792
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2021 based on each class's average daily net assets. The annual effective rates represent actual fees incurred under the distribution plan for the six months
54

Notes to Financial Statements (unaudited) - continued
ended October 31, 2021 based on each class’s average daily net assets. 0.10% of the Class A, Class B, and Class 529A service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2021, this waiver amounted to $1,489,302, $3,319, and $8,573 for Class A, Class B, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations. This written waiver agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2022. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended October 31, 2021, this rebate amounted to $25, $1,566, $1, and $52 for Class B, Class 529A, Class 529B, and Class 529C, respectively, and is included in the reduction of total expenses in the Statement of Operations. For the six months ended October 31, 2021, the 0.75% distribution fee was not imposed for Class 529B shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2021, were as follows:
Amount
Class A	$89,131
Class B	3,715
Class C	4,316
Class 529B	—
Class 529C	107
The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2021, were as follows:
Fee
Class 529A	$4,287
Class 529B	22
Class 529C	767
Total Program Manager Fees	$5,076
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2021, the fee was $118,731, which equated to
55

Notes to Financial Statements (unaudited) - continued
0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,399,739.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2021 was equivalent to an annual effective rate of 0.0066% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the six months ended October 31, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$7,126,147,729	$6,837,879,234
Non-U.S. Government securities	602,968,732	670,865,814
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Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	24,464,543	$277,935,757	82,937,534	$949,578,660
Class B	17,263	196,469	80,085	918,073
Class C	453,999	5,155,513	1,676,635	19,184,676
Class I	38,427,547	438,268,541	61,888,669	709,170,906
Class R1	9,815	111,868	34,460	396,063
Class R2	113,097	1,285,733	642,772	7,359,822
Class R3	4,218,238	47,876,647	1,522,838	17,454,838
Class R4	904,224	10,287,411	3,687,457	42,201,860
Class R6	39,492,742	448,696,046	86,811,223	993,919,584
Class 529A	159,280	1,812,926	537,959	6,151,129
Class 529C	21,651	247,175	97,250	1,117,414
	108,282,399	$1,231,874,086	239,916,882	$2,747,453,025
Shares issued to shareholders in reinvestment of distributions
Class A	2,302,606	$26,166,655	5,982,500	$68,554,139
Class B	2,995	34,089	12,970	148,976
Class C	34,012	386,995	140,775	1,617,207
Class I	1,101,443	12,515,564	3,157,297	36,203,840
Class R1	856	9,745	2,992	34,383
Class R2	16,348	185,745	56,582	648,578
Class R3	49,226	559,132	131,874	1,511,276
Class R4	92,548	1,052,406	298,747	3,425,300
Class R6	3,306,570	37,586,998	7,518,716	86,157,178
Class 529A	13,387	152,033	36,612	419,233
Class 529B	70	789	324	3,775
Class 529C	1,384	15,754	6,003	68,992
	6,921,445	$78,665,905	17,345,392	$198,792,877
57

Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/21		Year ended 4/30/21
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(43,370,890)	$(494,403,388)	(47,172,798)	$(538,909,871)
Class B	(74,222)	(845,667)	(382,093)	(4,359,148)
Class C	(875,899)	(9,956,330)	(3,897,990)	(44,753,557)
Class I	(19,677,543)	(223,250,036)	(55,045,837)	(629,007,971)
Class R1	(10,687)	(120,854)	(26,094)	(299,016)
Class R2	(583,767)	(6,638,324)	(888,740)	(10,176,355)
Class R3	(1,085,148)	(12,295,977)	(1,449,033)	(16,595,062)
Class R4	(5,825,524)	(66,182,932)	(4,550,776)	(52,042,867)
Class R6	(14,625,396)	(166,351,705)	(28,407,923)	(324,192,862)
Class 529A	(154,577)	(1,761,410)	(286,525)	(3,267,427)
Class 529B	(1,135)	(12,993)	(10,186)	(116,182)
Class 529C	(50,275)	(572,167)	(174,565)	(2,012,585)
	(86,335,063)	$(982,391,783)	(142,292,560)	$(1,625,732,903)
Net change
Class A	(16,603,741)	$(190,300,976)	41,747,236	$479,222,928
Class B	(53,964)	(615,109)	(289,038)	(3,292,099)
Class C	(387,888)	(4,413,822)	(2,080,580)	(23,951,674)
Class I	19,851,447	227,534,069	10,000,129	116,366,775
Class R1	(16)	759	11,358	131,430
Class R2	(454,322)	(5,166,846)	(189,386)	(2,167,955)
Class R3	3,182,316	36,139,802	205,679	2,371,052
Class R4	(4,828,752)	(54,843,115)	(564,572)	(6,415,707)
Class R6	28,173,916	319,931,339	65,922,016	755,883,900
Class 529A	18,090	203,549	288,046	3,302,935
Class 529B	(1,065)	(12,204)	(9,862)	(112,407)
Class 529C	(27,240)	(309,238)	(71,312)	(826,179)
	28,868,781	$328,148,208	114,969,714	$1,320,512,999
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 8%, 8%, 2%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the
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Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Lifetime 2060 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2021, the fund’s commitment fee and interest expense were $16,096 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,059,797,223	$1,032,208,790	$844,245,635	$—	$—	$1,247,760,378

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$164,710	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
59

Board Review of Investment Advisory Agreement
MFS Total Return Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times by videoconference (in accordance with Securities and Exchange Commission relief) over the course of three months beginning in May and ending in July, 2021 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2020 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii)
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Board Review of Investment Advisory Agreement - continued
information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2020, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class I shares was in the 3rd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 2nd quintile for each of the one- and three-year periods ended December 31, 2020 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS has agreed in writing to reduce its advisory fee, and that MFS currently observes an expense limitation for the Fund, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into
61

Board Review of Investment Advisory Agreement - continued
account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion, $5 billion, and $10 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
62

Board Review of Investment Advisory Agreement - continued
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2021.
63

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
64

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MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: December 15, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: December 15, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2021

*	Print name and title of each signing officer under his or her signature.